UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09101

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 9

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2013

Date of reporting period:	4/30/2013

Item 1 – Reports to Stockholders

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL INTERNATIONAL REAL ESTATE FUND

SEMIANNUAL REPORT • APRIL 30, 2013

Fund Type

Sector Stock

Objective

To seek capital appreciation and income

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2013, were not audited, and accordingly, no auditor’s opinion is expressed on them.

Prudential Investments, Prudential, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc., and its related entities, registered in many jurisdictions worldwide.

June 14, 2013

Dear Shareholder:

We hope you find the semiannual report for the Prudential International Real Estate Fund informative and useful. The report covers performance for the six-month period that ended April 30, 2013.

We recognize that ongoing market volatility may make it a difficult time to be an investor. We continue to believe a prudent response to uncertainty is to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers* that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential International Real Estate Fund

*Most of Prudential Investments’ equity funds are advised by Jennison Associates LLC, Quantitative Management Associates LLC (QMA), or Prudential Real Estate Investors. Prudential Investments’ fixed income and money market funds are advised by Prudential Investment Management, Inc. (PIM) through its Prudential Fixed Income unit. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies. Prudential Real Estate Investors is a unit of PIM.

Prudential International Real Estate Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. Class A shares have a maximum initial sales charge of 5.50%. Gross operating expenses: Class A, 2.33%; Class B, 3.02%; Class C, 3.00%; Class Z, 2.03%. Net operating expenses: Class A, 1.60%; Class B, 2.35%; Class C, 1.60%; Class Z, 1.35%, after contractual reduction through 2/28/2014.

Cumulative Total Returns (Without Sales Charges) as of 4/30/13
	Six Months	One Year	Since Inception
Class A	19.21%	31.98%	27.65% (12/21/10)
Class B	18.88	31.07	24.82 (12/21/10)
Class C	19.36	32.12	26.39 (12/21/10)
Class Z	19.47	32.35	27.70 (12/21/10)
FTSE EPRA/NAREIT Developed ex-U.S. Net Index	19.70	33.51	31.37
MSCI World ND Index	14.67	16.70	21.58
Lipper Equity International Real Estate Funds Average	18.65	31.96	27.72

Average Annual Total Returns (With Sales Charges) as of 3/31/13
		One Year	Since Inception
Class A		17.54%	5.34% (12/21/10)
Class B		18.45	5.74 (12/21/10)
Class C		23.46	7.50 (12/21/10)
Class Z		24.69	7.99 (12/21/10)
FTSE EPRA/NAREIT Developed ex-U.S. Net Index		26.56	9.39
MSCI World ND Index		11.86	7.58
Lipper Equity International Real Estate Funds Average		25.46	8.30

Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns.

The average annual total returns take into account applicable sales charges. Class A shares are subject to a maximum front-end sales charge of 5.50%. Class B, Class C, and Class Z shares are not subject to a front-end sales charge. Class A, Class B, and Class C shares are subject to an annual distribution and service (12b-1) fee of 0.30%, 1.00%, and 1.00%, respectively. Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund. All investors who purchase Class A shares in the amount of $1 million or more and sell these shares within 12 months of purchase are

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subject to a contingent deferred sales charge (CDSC) of 1%. The Class A CDSC is waived for purchases by certain retirement or benefit plans. Class B and Class C shares are subject to a maximum CDSC of 5% and 1%, respectively. Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1%, respectively, for the first six years after purchase. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class C shares purchased are not subject to a front-end sales charge but are subject to a CDSC of 1% for Class C shares sold within 12 months from the date of purchase. Class Z shares are not subject to a 12b-1 fee, a front-end sales charge, or a CDSC. The returns in the tables reflect the share class expense structure in effect at the close of the fiscal period. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Benchmark Definitions

FTSE EPRA/NAREIT Developed ex-U.S. Net Index

The Financial Times Stock Exchange European Public Real Estate Association/National Association of Real Estate Investment Trusts (FTSE EPRA/NAREIT) Developed ex-U.S. Net Total Return Index is an unmanaged index that tracks the performance of listed REITs and real estate companies globally, excluding the U.S.

Morgan Stanley Capital International (MSCI) World Net Dividends (ND) Index

The Morgan Stanley Capital International (MSCI) World Net Dividends (ND) Index is a free-float-adjusted, market capitalization index that is designed to measure global developed-market equity performance. The MSCI World ND Index consists of approximately 23 developed-market indexes in Australia, Canada, Europe, the Far East, New Zealand, and the United States. The MSCI World ND Index is unmanaged and the total return includes the reinvestment of all dividends.

Lipper Equity International Real Estate Funds Average

Funds in the Lipper Equity International Real Estate Funds Average invest at least 75% of their equity portfolios in shares of companies engaged in the real estate industry that are strictly outside of the U.S. or whose securities are principally traded outside of the U.S.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes.

Five Largest Holdings expressed as a percentage of net assets as of 4/30/13
Mitsubishi Estate Co. Ltd., Diversified Real Estate Activities	7.0%
Mitsui Fudosan Co. Ltd., Diversified Real Estate Activities	5.8
Westfield Group, REIT, Retail REITs	5.0
Sun Hung Kai Properties Ltd., Diversified Real Estate Activities	4.3
Unibail-Rodamco SE, REIT, Retail REITs	3.5

Holdings reflect only long-term investments and are subject to change.

Prudential International Real Estate Fund	3

Your Fund’s Performance (continued)

Five Largest Industries expressed as a percentage of net assets as of 4/30/13
Diversified Real Estate Activities	32.4%
Retail REITs	19.7
Diversified REITs	13.1
Real Estate Operating Companies	11.3
Office REITs	6.8

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution, and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on November 1, 2012, at the beginning of the period, and held through the six-month period ended April 30, 2013. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before

Prudential International Real Estate Fund	5

Fees and Expenses (continued)

expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential International Real Estate Fund		Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,192.10	1.60%	$8.70
	Hypothetical	$1,000.00	$1,016.86	1.60%	$8.00

Class B	Actual	$1,000.00	$1,188.80	2.35%	$12.75
	Hypothetical	$1,000.00	$1,013.14	2.35%	$11.73

Class C	Actual	$1,000.00	$1,193.60	1.60%	$8.70
	Hypothetical	$1,000.00	$1,016.86	1.60%	$8.00

Class Z	Actual	$1,000.00	$1,194.70	1.35%	$7.35
	Hypothetical	$1,000.00	$1,018.10	1.35%	$6.76

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2013, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2013 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying funds in which the Fund may invest.

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Portfolio of Investments

as of April 30, 2013 (Unaudited)

Shares	Description	Value (Note 1)
LONG-TERM INVESTMENTS 97.9%
COMMON STOCKS 97.9%

Australia 13.9%
14,300	Australand Property Group, REIT	$55,593
106,900	CFS Retail Property Trust, REIT	243,811
21,400	Charter Hall Retail, REIT	95,175
247,900	Dexus Property Group, REIT	296,832
56,700	Federation Centres, REIT	152,830
6,720	FKP Property Group	11,495
68,740	Goodman Group, REIT	371,279
91,900	GPT Group, REIT	390,618
68,375	Investa Office Fund, REIT	232,501
136,800	Mirvac Group, REIT	251,022
43,100	Stockland, REIT	172,918
105,900	Westfield Group, REIT	1,279,012

		3,553,086

Austria 0.3%
13,817	Atrium European Real Estate Ltd.	82,466

Brazil 0.8%
6,073	BR Malls Participacoes SA(a)	71,635
26,203	Brookfield Incorporacoes SA(a)	28,812
3,162	Multiplan Empreendimentos Imobiliarios SA	90,257
11,059	PDG Realty SA Empreendimentos e Participacoes	12,492

		203,196

Canada 7.5%
7,120	Boardwalk Real Estate Investment Trust, REIT	465,526
20,281	Brookfield Office Properties, Inc.	373,431
14,000	Canadian Apartment Properties REIT, REIT	361,864
20,150	Chartwell Retirement, REIT	228,211
16,700	RioCan Real Estate Investment Trust, REIT	489,173

		1,918,205

Finland 0.6%
30,207	Sponda Oyj	161,114

France 2.6%
1,786	Fonciere des Regions, REIT	142,065
839	ICADE, REIT	77,345
10,670	Klepierre, REIT	452,470

		671,880

See Notes to Financial Statements.

Prudential International Real Estate Fund	7

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Germany 1.4%
5,800	Alstria Office REIT-AG, REIT(a)	$70,272
5,315	DIC Asset AG	59,762
3,804	GSW Immobilien AG	152,645
815	LEG Immobilien GmbH(a)	44,865
6,986	Prime Office REIT-AG, REIT	29,349

		356,893

Hong Kong 18.6%
99,000	China Overseas Land & Investment Ltd.	302,352
18,000	China Resources Land Ltd.	54,509
102,000	Hang Lung Properties Ltd.	396,951
51,000	Henderson Land Development Co. Ltd.	369,349
74,000	Hongkong Land Holdings Ltd.	537,240
22,000	Hysan Development Co. Ltd.	109,006
28,500	Kerry Properties Ltd.	128,909
57,000	Link REIT (The), REIT	322,822
590,000	New World China Land Ltd.	259,260
128,000	New World Development Co. Ltd.	223,336
122,400	Sino Land Co. Ltd.	201,262
76,000	Sun Hung Kai Properties Ltd.	1,098,845
51,600	Swire Properties Ltd.	184,187
60,000	Wharf Holdings Ltd. (The)	535,428
5,000	Wheelock & Co. Ltd.	27,835

		4,751,291

Japan 28.9%
31	Activia Properties, Inc., REIT	265,528
36	Advance Residence Investment, REIT	86,081
11,000	AEON Mall Co. Ltd.	353,747
100	Daito Trust Construction Co. Ltd.	9,684
7,000	Daiwa House Industry Co. Ltd.	158,117
283	GLP J-REIT, REIT	291,462
11	Japan Logistics Fund, Inc., REIT	118,931
30	Japan Real Estate Investment Corp., REIT	401,908
55,000	Mitsubishi Estate Co. Ltd.	1,785,659
44,000	Mitsui Fudosan Co. Ltd.	1,493,973
11	Nippon Accommodations Fund, Inc., REIT	85,193
26	Nippon Building Fund, Inc., REIT	373,924
14	Nippon Prologis REIT, Inc., REIT	129,394
13,200	Nomura Real Estate Holdings, Inc.	354,085

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Japan (cont’d.)
159	NTT Urban Development Corp.	$234,867
19,000	Sumitomo Realty & Development Co. Ltd.	896,548
16,000	Tokyo Tatemono Co. Ltd.	147,879
16,000	Tokyu Land Corp.	196,133

		7,383,113

Netherlands 7.2%
3,367	Corio NV, REIT	156,016
6,454	Eurocommercial Properties NV, REIT	263,657
3,455	Unibail-Rodamco SE, REIT	903,188
7,110	Wereldhave NV, REIT	515,743

		1,838,604

Norway 0.5%
82,891	Norwegian Property ASA	116,290

Singapore 7.6%
65,000	Ascendas Real Estate Investment Trust, REIT	145,125
20,000	Cache Logistics Trust, REIT	22,976
100,000	CapitaCommercial Trust, REIT	138,833
95,000	Capitaland Ltd.	288,463
81,000	CapitaMall Trust, REIT	152,570
35,000	CapitaMalls Asia Ltd.	59,674
21,000	CDL Hospitality Trusts, REIT	34,099
12,000	City Developments Ltd.	109,702
10,000	Far East Hospitality Trust, REIT	9,174
85,000	Global Logistic Properties Ltd.	190,468
23,000	Keppel Land Ltd.	75,814
231,250	Keppel REIT, REIT	283,500
167,000	Mapletree Commercial Trust, REIT	198,632
63,000	Mapletree Greater China Commercial Trust, REIT	57,031
135,880	Mapletree Industrial Trust, REIT	173,201

		1,939,262

Sweden 0.4%
8,700	Hufvudstaden AB (Class A Stock)	113,699

United Kingdom 7.6%
13,233	Big Yellow Group PLC, REIT	82,941
45,550	British Land Co. PLC, REIT	420,639
20,874	Great Portland Estates PLC, REIT	172,499

See Notes to Financial Statements.

Prudential International Real Estate Fund	9

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

United Kingdom (cont’d.)
59,376	Hammerson PLC, REIT	$479,143
38,917	Land Securities Group PLC, REIT	528,046
63,231	SEGRO PLC, REIT	261,658

		1,944,926

	TOTAL COMMON STOCKS (cost $20,047,185)	25,034,025

PREFERRED STOCK

Sweden
495	Klovern AB (PRFC) (cost $10,736)	10,559

	TOTAL LONG-TERM INVESTMENTS (cost $20,057,921)	25,044,584

SHORT-TERM INVESTMENT 1.6%

AFFILIATED MONEY MARKET MUTUAL FUND
399,897	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $399,897) (Note 3)(b)	399,897

	TOTAL INVESTMENTS 99.5% (cost $20,457,818; Note 5)	25,444,481
	Other assets in excess of liabilities 0.5%	117,074

	NET ASSETS 100%	$25,561,555

The following abbreviations are used in the Portfolio descriptions:

PRFC—Preference Shares

REIT—Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

See Notes to Financial Statements.

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Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Australia	$3,553,086	$—	$—
Austria	82,466	—	—
Brazil	203,196	—	—
Canada	1,918,205	—	—
Finland	161,114	—	—
France	671,880	—	—
Germany	356,893	—	—
Hong Kong	4,751,291	—	—
Japan	7,383,113	—	—
Netherlands	1,838,604	—	—
Norway	116,290	—	—
Singapore	1,939,262	—	—
Sweden	113,699	—	—
United Kingdom	1,944,926	—	—
Preferred Stock—Sweden	10,559	—	—
Affiliated Money Market Mutual Fund	399,897	—	—

Total	$25,444,481	$—	$—

See Notes to Financial Statements.

Prudential International Real Estate Fund	11

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2013 were as follows:

Diversified Real Estate Activities	32.4%
Retail REITs	19.7
Diversified REITs	13.1
Real Estate Operating Companies	11.3
Office REITs	6.8
Industrial REITs	5.9
Residential REITs	3.8
Real Estate Development	3.5
Affiliated Money Market Mutual Fund	1.6%
Specialized REITs	1.3
Homebuilding	0.1

99.5
Other assets in excess of liabilities	0.5

100.0%

The Fund invested in various derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments was foreign exchange contracts risk. The effect of such derivative instruments on the Fund's financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below. The Fund did not hold any derivative instruments as of April 30, 2013, accordingly, no derivative positions were presented in the Statements of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2013 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Forward Currency Contracts
Foreign exchange contracts	$(540)

For the six months ended April 30, 2013, the Fund did not have any change in unrealized appreciation or (depreciation) on derivatives recognized in income.

For the six months ended April 30, 2013, the Fund’s average value at settlement date payable for forward foreign currency exchange purchase contract was $29,893.

See Notes to Financial Statements.

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PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

FINANCIAL STATEMENTS

(UNAUDITED)

SEMIANNUAL REPORT • APRIL 30, 2013

Prudential International Real Estate Fund

Statement of Assets and Liabilities

as of April 30, 2013 (Unaudited)

Assets
Investments at value:
Unaffiliated investments (cost $20,057,921)	$25,044,584
Affiliated investments (cost $399,897)	399,897
Foreign currency, at value (cost $597)	598
Receivable for Fund shares sold	133,570
Dividends receivable	115,512
Receivable for investments sold	29,317
Tax reclaim receivable	15,039
Prepaid expenses	189

Total assets	25,738,706

Liabilities
Payable for Fund shares reacquired	132,338
Accrued expenses	34,365
Management fee payable	9,731
Distribution fee payable	451
Affiliated transfer agent fee payable	266

Total liabilities	177,151

Net Assets	$25,561,555

Net assets were comprised of:
Shares of beneficial interest, at par	$2,196
Paid-in capital in excess of par	21,787,659

21,789,855
Accumulated net investment loss	(603,363)
Accumulated net realized loss on investment and foreign currency transactions	(611,906)
Net unrealized appreciation on investments and foreign currencies	4,986,969

Net assets, April 30, 2013	$25,561,555

See Notes to Financial Statements.

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Class A:
Net asset value and redemption price per share ($677,387 ÷ 57,886 shares of beneficial interest issued and outstanding)	$11.70
Maximum sales charge (5.50% of offering price)	0.68

Maximum offering price to public	$12.38

Class B:
Net asset value, offering price and redemption price per share ($350,758 ÷ 30,192 shares of beneficial interest issued and outstanding)	$11.62

Class C:
Net asset value, offering price and redemption price per share ($365,195 ÷ 31,440 shares of beneficial interest issued and outstanding)	$11.62

Class Z:
Net asset value, offering price and redemption price per share ($24,168,215 ÷ 2,076,441 shares of beneficial interest issued and outstanding)	$11.64

See Notes to Financial Statements.

Prudential International Real Estate Fund	15

Statement of Operations

Six Months Ended April 30, 2013 (Unaudited)

Net Investment Income
Income
Unaffiliated dividend income (net of foreign withholding taxes of $31,904)	$356,006
Affiliated dividend income	569

Total income	356,575

Expenses
Management fee	103,844
Distribution fee—Class A	637
Distribution fee—Class B	1,051
Distribution fee—Class C	266
Custodian’s fees and expenses	32,000
Registration fees	23,000
Audit fee	15,000
Reports to shareholders	11,000
Legal fees and expenses	9,000
Trustees’ fees	5,000
Transfer agent’s fees and expenses (including affiliated expense of $700) (Note 3)	1,000
Miscellaneous	11,099

Total expenses	212,897
Less: Expense reimbursement (Note 2)	(70,753)

Net expenses	142,144

Net investment income	214,431

Realized And Unrealized Gain (Loss) On Investment And Foreign Currencies
Net realized gain (loss) on:
Investment transactions	124,282
Foreign currency transactions	(3,282)

121,000

Net change in unrealized appreciation (depreciation) on:
Investments	3,495,078
Foreign currencies	494

3,495,572

Net gain on investments and foreign currencies	3,616,572

Net Increase In Net Assets Resulting From Operations	$3,831,003

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended April 30, 2013	Year Ended October 31, 2012
Increase (Decrease) In Net Assets
Operations
Net investment income	$214,431	$341,594
Net realized gain (loss) on investment and foreign currency transactions	121,000	(436,287)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	3,495,572	2,585,278

Net increase in net assets resulting from operations	3,831,003	2,490,585

Dividends (Note 1)
Dividends from net investment income
Class A	(26,219)	(4,411)
Class B	(6,041)	(105)
Class C	(5,237)	(955)
Class Z	(972,177)	(420,230)

	(1,009,674)	(425,701)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	5,422,488	6,420,938
Net asset value of shares issued in reinvestment of dividends	1,007,331	425,701
Cost of shares reacquired	(3,216,836)	(3,465,794)

Net increase in net assets resulting from Fund share transactions	3,212,983	3,380,845

Total increase	6,034,312	5,445,729

Net Assets
Beginning of period	19,527,243	14,081,514

End of period(a)	$25,561,555	$19,527,243

(a) Includes undistributed net investment income of:	$—	$191,880

See Notes to Financial Statements.

Prudential International Real Estate Fund	17

Notes to Financial Statements

(Unaudited)

Prudential Investment Portfolios 9 (the “Trust”) is registered under the Investment Company Act of 1940, as amended, (“1940 Act”), as an open-end, management investment company. The Trust currently consists of three portfolios: Prudential International Real Estate Fund, Prudential Large-Cap Core Equity Fund and Prudential Absolute Return Bond Fund. These financial statements relate only to Prudential International Real Estate Fund (the “Fund”). The financial statements of the other portfolios are not presented herein. The Trust was organized as a Delaware business trust on September 18, 1998. The Fund commenced investment operations on December 21, 2010. The Fund is non-diversified and its investment objective is to seek capital appreciation and income.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of these financial statements.

Securities Valuation: The Fund holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has delegated fair valuation responsibilities to Prudential Investments LLC (“PI” or “Manager”) through the adoption of Valuation Procedures for valuation of the Fund’s securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Fund to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available or not representative of the fair value of the securities. A record of the Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Fund’s investments, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following the Fund’s Portfolio of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

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Common stocks, exchange-traded funds and financial derivative instruments (including futures contracts and certain options and swap contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in the absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Fund’s normal pricing time. These securities are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 of the fair value hierarchy as the adjustment factors are considered as significant other observable inputs to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as they have the ability to be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market, such as corporate bonds, municipal bonds, U.S. Government agencies issues and guaranteed obligations, U.S. Treasury obligations and sovereign issues are usually valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, credit rating, yield spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Prudential International Real Estate Fund	19

Notes to Financial Statements

(Unaudited) continued

Asset-backed and mortgage-related securities are usually valued by approved independent pricing vendors. The pricing vendors provide the prices using their internal pricing model with input from deal terms, tranche level attributes, yield curves, prepayment speeds, default rates and broker/dealer quotes. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued using amortized cost method, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as option contracts, foreign currency contracts and swaps agreements, are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, interest rates, exchange rates and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. In the event there are unobservable inputs used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

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Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current daily rates of exchange.

(ii) purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities held at the end of the fiscal period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the fiscal period. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions. Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period-end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability, or the level of governmental supervision and regulation of foreign securities markets.

Forward Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current forward exchange rates and any unrealized gain or loss is

Prudential International Real Estate Fund	21

Notes to Financial Statements

(Unaudited) continued

included in net unrealized appreciation or depreciation on foreign currencies. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain or loss, if any, is included in net realized gain (loss) on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A master netting agreement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management, that may differ from actual.

Net investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

The Fund invests in real estate investment trusts (“REITs”), which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and is recorded accordingly. These estimates are adjusted when the actual source of distributions is disclosed by the REITs.

Dividends and Distributions: The Fund expects to pay dividends of net investment income and distributions of net realized capital and currency gains, if any, annually.

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Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par as appropriate.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI manages the investment operations of the Fund, administers the Fund’s affairs and supervises the Subadviser’s performance of all investment advisory services. PI has entered into a subadvisory agreement with Prudential Real Estate Investors (“PREI”), which is a business unit of Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PREI will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PREI is obligated to keep certain books and records of the Fund. Pursuant to the advisory agreement, PI pays for the services of PREI, the cost of compensation of officers of the Fund, occupancy and certain clerical and accounting costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of 1.00% of the Fund’s average daily net assets.

Prudential International Real Estate Fund	23

Notes to Financial Statements

(Unaudited) continued

PI has contractually agreed though February 28, 2014 to limit net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary and certain other expenses, such as taxes, interest and brokerage commissions) of each class of shares to 1.35% of the Fund’s average daily net assets.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, B, C and Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, B and C shares, pursuant to plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30%, 1%, and 1% of the average daily net assets of the Class A, B, and C shares, respectively. PIMS has contractually agreed through February 28, 2014 to limit such fees to .25% of the average daily net assets of the Class A shares.

PIMS has advised the Fund that it has received $3,177 in front-end sales charges resulting from sales of Class A shares, during the six months ended April 30, 2013. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended April 30, 2013, it received $3,602 and $357 in contingent deferred sales charges imposed upon redemptions by certain Class B and Class C shareholders, respectively.

PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

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The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments, for the six months ended April 30, 2013, were $4,717,021 and $1,658,330, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2013 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$21,316,472	$4,518,877	$(390,868)	$4,128,009

The difference between book basis and tax basis is primarily attributable to deferred losses on wash sales and investments in passive foreign investment companies.

Under the Regulated Investment Company Modernization Act of 2010 (“the Act”), the Fund is permitted to carryforward capital losses incurred in the fiscal year ended October 31, 2012 (“post-enactment losses”) for an unlimited period. Post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to taxable years ending before October 31, 2012 (“pre-enactment losses”) may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. No capital gains distributions are expected to be paid to shareholders until net

Prudential International Real Estate Fund	25

Notes to Financial Statements

(Unaudited) continued

gains have been realized in excess of such losses. As of October 31, 2012, the pre and post-enactment losses were approximately:

Post-Enactment Losses:	$423,000

Pre-Enactment Losses:
Expiring 2019	$190,000

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold subject to a maximum front-end sales charge of up to 5.50%. Investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are not subject to an initial sales charge, but are subject to a contingent deferred sales charge (“CDSC”) of 1%. The Class A CDSC is waived for purchases by certain retirement and/or benefit plans. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a CDSC of 1% on shares redeemed within the first 12 months after purchase. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund.

The Trust has authorized an unlimited number of shares of beneficial interest at $.001 par value per share.

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As of April 30, 2013, Prudential owned 109 Class A shares, 107 Class B shares, 109 Class C shares and 1,097,199 Class Z shares of the Fund.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended April 30, 2013:
Shares sold	48,050	$517,333
Shares issued in reinvestment of dividends and distributions	2,345	24,409
Shares reacquired	(27,166)	(296,122)

Net increase (decrease) in shares outstanding before conversion	23,229	245,620
Shares issued, upon conversion from Class B	1,159	12,556

Net increase (decrease) in shares outstanding	24,388	$258,176

Year ended October 31, 2012:
Shares sold	19,755	$187,815
Shares issued in reinvestment of dividends and distributions	560	4,411
Shares reacquired	(75,300)	(675,175)

Net increase (decrease) in shares outstanding	(54,985)	$(482,949)

Class B
Six months ended April 30, 2013:
Shares sold	23,847	$257,512
Shares issued in reinvestment of dividends and distributions	588	6,090
Shares reacquired	(9,387)	(100,904)

Net increase (decrease) in shares outstanding before conversion	15,048	162,698
Shares reacquired upon conversion into Class A	(1,167)	(12,556)

Net increase (decrease) in shares outstanding	13,881	$150,142

Year ended October 31, 2012:
Shares sold	16,157	$154,445
Shares issued in reinvestment of dividends and distributions	13	105
Shares reacquired	(349)	(3,500)

Net increase (decrease) in shares outstanding	15,821	$151,050

Prudential International Real Estate Fund	27

Notes to Financial Statements

(Unaudited) continued

Class C	Shares	Amount
Six months ended April 30, 2013:
Shares sold	42,165	$445,251
Shares issued in reinvestment of dividends and distributions	451	4,655
Shares reacquired	(13,142)	(139,712)

Net increase (decrease) in shares outstanding	29,474	$310,194

Year ended October 31, 2012:
Shares sold	12,709	$117,395
Shares issued in reinvestment of dividends and distributions	122	955
Shares reacquired	(14,206)	(128,361)

Net increase (decrease) in shares outstanding	(1,375)	$(10,011)

Class Z
Six months ended April 30, 2013:
Shares sold	392,472	$4,202,392
Shares issued in reinvestment of dividends and distributions	93,930	972,177
Shares reacquired	(256,805)	(2,680,098)

Net increase (decrease) in shares outstanding	229,597	$2,494,471

Year ended October 31, 2012:
Shares sold	642,247	$5,961,283
Shares issued in reinvestment of dividends and distributions	53,669	420,230
Shares reacquired	(295,236)	(2,658,758)

Net increase (decrease) in shares outstanding	400,680	$3,722,755

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period November 15, 2012 through November 14, 2013. The Funds pay an annualized commitment fee of .08% on the unused portion of the SCA. Prior to November 15, 2012, the Funds had another SCA with substantially similar terms. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund did not utilize the SCA during six months ended April 30, 2013.

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Note 8. New Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 regarding “Disclosures about Offsetting Assets and Liabilities.” The amendments, which will be effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, require an entity to disclose information about offsetting and related arrangements for assets and liabilities, financial instruments and derivatives that are either currently offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements. At this time, management is evaluating the implications of ASU No. 2011-11 and its impact on the financial statements has not yet been determined.

In June 2013, the FASB issued guidance that creates a two-tiered approach to assess whether an entity is an investment company. The guidance will also require an investment company to measure noncontrolling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013 and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Fund’s financial statement disclosures.

Prudential International Real Estate Fund	29

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended April 30, 2013(b)		Year Ended October 31, 2012(b)		December 21, 2010(e) through October 31, 2011(b)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$10.33		$9.20		$10.00
Income (loss) from investment operations:
Net investment income	.10		.19		.07
Net realized and unrealized gain (loss) on investments	1.82		1.23		(.87)
Total from investment operations	1.92		1.42		(.80)
Less Dividends and Distributions:
Dividends from net investment income	(.55)		(.29)		-
Total dividends and distributions	(.55)		(.29)		-
Net Asset Value, end of period	$11.70		$10.33		$9.20
Total Return(a):	19.21%		16.39%		(8.00)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$677		$346		$814
Average net assets (000)	$514		$228		$353
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees(c)	1.60%	(f)(h)	1.60%	(h)	1.60%	(f)(h)
Net investment income	1.92%	(f)(h)	2.00%	(h)	.89%	(f)(h)
Portfolio turnover rate	8%	(g)	21%		30%	(g)

(a) Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculations are based on the average daily number of shares outstanding.

(c) The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily net assets of the Class A shares.

(d) Does not include expenses of the underlying fund in which the Fund invests.

(e) Commencement of operations.

(f) Annualized.

(g) Not annualized.

(h) Net of expense reimbursement. If the investment manager had not reimbursed expenses, the expense ratios including distribution and service (12b-1) fees and the net investment income (loss) ratio would have been 2.28% and 1.24%, respectively, for the six months ended April 30, 2013, 2.88% and .72%, respectively, for the year ended October 31, 2012 and 3.80% and (1.31)%, respectively, for the period ended October 31, 2011.

See Notes to Financial Statements.

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Class B Shares
	Six Months Ended April 30, 2013(b)		Year Ended October 31, 2012(b)		December 21, 2010(d) through October 31, 2011(b)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$10.22		$9.08		$10.00
Income (loss) from investment operations:
Net investment income	.06		.08		.11
Net realized and unrealized gain (loss) on investments	1.81		1.27		(1.03)
Total from investment operations	1.87		1.35		(.92)
Less Dividends and Distributions:
Dividends from net investment income	(.47)		(.21)		-
Total dividends and distributions	(.47)		(.21)		-
Net Asset Value, end of period	$11.62		$10.22		$9.08
Total Return(a):	18.88%		15.63%		(9.20)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$351		$167		$4
Average net assets (000)	$212		$52		$5
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	2.35%	(e)(f)	2.35%	(f)	2.35%	(e)(f)
Net investment income	1.19%	(e)(f)	.87%	(f)	1.29%	(e)(f)
Portfolio turnover rate	8%	(g)	21%		30%	(g)

(a) Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculations are based on the average daily number of shares outstanding.

(c) Does not include expenses of the underlying fund in which the Fund invests.

(d) Commencement of operations.

(e) Annualized.

(f) Net of expense reimbursement. If the investment manager had not reimbursed expenses, the expense ratios including distribution and service (12b-1) fees and the net investment income (loss) ratio would have been 3.02% and .52%, respectively, for the six months ended April 30, 2013, 3.74% and (.52)%, respectively, for the year ended October 31, 2012 and 4.55% and (.91)%, respectively, for the period ended October 31, 2011.

(g) Not annualized.

See Notes to Financial Statements.

Prudential International Real Estate Fund	31

Financial Highlights

(Unaudited) continued

Class C Shares
	Six Months Ended April 30, 2013(b)		Year Ended October 31, 2012(b)		December 21, 2010(d) through October 31, 2011(b)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$10.25		$9.10		$10.00
Income (loss) from investment operations:
Net investment income	.10		.21		.14
Net realized and unrealized gain (loss) on investments	1.82		1.20		(1.04)
Total from investment operations	1.92		1.41		(.90)
Less Dividends and Distributions:
Dividends from net investment income	(.55)		(.26)		-
Total dividends and distributions	(.55)		(.26)		-
Net Asset Value, end of period	$11.62		$10.25		$9.10
Total Return(a):	19.36%		16.36%		(9.00)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$365		$20		$30
Average net assets (000)	$215		$23		$23
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.60%	(e)(f)	1.60%	(f)	1.96%	(e)(f)
Net investment income	1.94%	(e)(f)	2.31%	(f)	1.68%	(e)(f)
Portfolio turnover rate	8%	(g)	21%		30%	(g)

(a) Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculations are based on the average daily number of shares outstanding.

(c) Does not include expenses of the underlying fund in which the Fund invests.

(d) Commencement of operations.

(e) Annualized.

(f) Net of expense reimbursement. If the investment manager had not reimbursed expenses, the expense ratios including distribution and service (12b-1) fees and the net investment income (loss) ratio would have been 2.25% and 1.29%, respectively, for the six months ended April 30, 2013, 2.86% and 1.05%, respectively, for the year ended October 31, 2012, and 4.16% and (.52)%, respectively, for the period ended October 31, 2011.

(g) Not annualized.

See Notes to Financial Statements.

32	Visit our website at www.prudentialfunds.com

Class Z Shares
	Six Months Ended April 30, 2013(b)		Year Ended October 31, 2012(b)		December 21, 2010(d) through October 31, 2011(b)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$10.28		$9.15		$10.00
Income (loss) from investment operations:
Net investment income	.11		.22		.18
Net realized and unrealized gain (loss) on investments	1.82		1.22		(1.03)
Total from investment operations	1.93		1.44		(.85)
Less Dividends and Distributions:
Dividends from net investment income	(.57)		(.31)		-
Total dividends and distributions	(.57)		(.31)		-
Net Asset Value, end of period	$11.64		$10.28		$9.15
Total Return(a):	19.47%		16.82%		(8.50)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$24,168		$18,994		$13,233
Average net assets (000)	$20,000		$14,068		$12,252
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.35%	(e)(f)	1.35%	(f)	1.35%	(e)(f)
Net investment income	2.08%	(e)(f)	2.39%	(f)	2.15%	(e)(f)
Portfolio turnover rate	8%	(g)	21%		30%	(g)

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculations are based on the average daily number of shares outstanding.

(c) Does not include expenses of the underlying fund in which the Fund invests.

(d) Commencement of operations.

(e) Annualized.

(f) Net of expense reimbursement. If the investment manager had not reimbursed expenses, the expense ratios including distribution and service (12b-1) fees and the net investment income (loss) ratio would have been 2.03% and 1.40%, respectively, for the six months ended April 30, 2013, 2.65% and 1.09%, respectively, for the year ended October 31, 2012 and 3.55% and (.05)%, respectively, for the period ended October 31, 2011.

(g) Not annualized.

See Notes to Financial Statements.

Prudential International Real Estate Fund	33

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Stuart S. Parker • Richard A. Redeker • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Bruce Karpati, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Real Estate Investors	7 Giralda Farms Madison, NJ 07940

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential International Real Estate Fund, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL INTERNATIONAL REAL ESTATE FUND

SHARE CLASS	A	B	C	Z
NASDAQ	PUEAX	PUEBX	PUECX	PUEZX
CUSIP	74441J803	74441J886	74441J878	74441J860

MF210E2    0246145-00001-00

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL LARGE-CAP CORE EQUITY FUND

SEMIANNUAL REPORT • APRIL 30, 2013

Fund Type

Large-Cap Stock

Objective

Long-term after-tax growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2013, were not audited, and accordingly, no auditor’s opinion is expressed on them.

Prudential Investments, Prudential, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc., and its related entities, registered in many jurisdictions worldwide.

June 14, 2013

Dear Shareholder:

We hope you find the semiannual report for the Prudential Large-Cap Core Equity Fund informative and useful. The report covers performance for the six-month period that ended April 30, 2013.

We recognize that ongoing market volatility may make it a difficult time to be an investor. We continue to believe a prudent response to uncertainty is to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers* that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Large-Cap Core Equity Fund

*Most of Prudential Investments’ equity funds are advised by Jennison Associates LLC, Quantitative Management Associates LLC (QMA), or Prudential Real Estate Investors. Prudential Investments’ fixed income and money market funds are advised by Prudential Investment Management, Inc. (PIM) through its Prudential Fixed Income unit. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies. Prudential Real Estate Investors is a unit of PIM.

Prudential Large-Cap Core Equity Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. Class A shares have a maximum initial sales charge of 5.50%. Gross operating expenses: Class A, 1.37%; Class B, 2.07%; Class C, 2.07%; Class X, 1.32%; Class Z, 1.07%. Net operating expenses: Class A, 1.20%; Class B, 1.95%; Class C, 1.95%; Class X, 1.20%; Class Z, 0.95%, after contractual reduction through 2/28/2014.

Cumulative Total Returns (Without Sales Charges) as of 4/30/13
	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A	14.17%	16.93%	21.83%	99.91%	—
Class B	13.64	16.07	17.42	85.45	—
Class C	13.63	16.05	17.50	85.57	—
Class X	14.13	17.00	23.55	N/A	23.06% (3/19/07)
Class Z	14.21	17.21	23.40	104.71	—
S&P 500 Index	14.41	16.88	28.90	113.47	—
Lipper Large-Cap Core Funds Average	14.17	15.80	23.38	105.16	—

Average Annual Total Returns (With Sales Charges) as of 3/31/13
		One Year	Five Years	Ten Years	Since Inception
Class A		7.68%	3.41%	7.25%	—
Class B		8.20	3.66	7.07	—
Class C		12.18	3.85	7.08	—
Class X		7.99	4.37	N/A	2.97% (3/19/07)
Class Z		14.35	4.86	8.13	—
S&P 500 Index		13.95	5.81	8.53	—
Lipper Large-Cap Core Funds Average		12.93	4.77	7.98	—

Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns.

The average annual total returns take into account applicable sales charges. Class A shares are subject to a maximum front-end sales charge of 5.50%, and a 12b-1 fee of 0.30% annually. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are

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subject to a contingent deferred sales charge (CDSC) of 1%. The Class A CDSC is waived for purchases by certain retirement or benefit plans. Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund. Class B shares are not subject to a front-end sales charge but are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1%, respectively, for the first six years after purchase and a 12b-1 fee of 1% annually. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class C shares are not subject to a front-end sales charge, but are subject to a CDSC of 1% for shares sold within 12 months from the date of purchase, and an annual 12b-1 fee of 1%. Class X shares are not subject to a front-end sales charge but are subject to a CDSC of 6%, which decreases by 1% annually to 4% in the third and fourth years, by 1% annually to 2% in the sixth and seventh years, and to 1% in the eighth year after purchase, and a 12b-1 fee of 1% annually. Class X shares will automatically convert to Class A shares approximately 10 years after purchase. Class X shares are not offered to new purchasers and are available only through exchanges from the same share class of certain other Prudential Investments mutual funds. Class Z shares are not subject to a front-end sales charge, CDSC, or 12b-1 fees. The returns in the tables reflect the share class expense structure in effect at the close of the fiscal period. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Benchmark Definitions

S&P 500 Index

The S&P 500 Index is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how U.S. stock prices have performed. S&P 500 Index Closest Month-End to Inception cumulative total return as of 4/30/13 is 28.31% for Class X. S&P 500 Index Closest Month-End to Inception average annual total return as of 3/31/13 is 3.91% for Class X.

Lipper Large-Cap Core Funds Average

The Lipper Large-Cap Core Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper Large-Cap Core Funds category for the periods noted. Funds in the Lipper Average invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap core funds have wide latitude in the companies in which they invest. These funds typically have a below-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share-growth value compared with the S&P 500 Index. Lipper Average Closest Month-End to Inception cumulative total return as of 4/30/13 is 23.88% for Class X. Lipper Average Closest Month-End to Inception average annual total return as of 3/31/13 is 3.20% for Class X.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes.

Prudential Large-Cap Core Equity Fund	3

Your Fund’s Performance (continued)

Five Largest Holdings expressed as a percentage of net assets as of 4/30/13
Exxon Mobil Corp., Oil, Gas & Consumable Fuels	3.4%
Apple, Inc., Computers & Peripherals	3.4
Pfizer, Inc., Pharmaceuticals	2.1
Wells Fargo & Co., Commercial Banks	2.0
Chevron Corp., Oil, Gas & Consumable Fuels	2.0

Excludes securities purchased with cash received as a result of securities on loan.

Holdings are subject to change.

Five Largest Sectors expressed as a percentage of net assets as of 4/30/13
Information Technology	18.5%
Financials	14.5
Healthcare	13.8
Consumer Discretionary	13.1
Energy	10.8

Industry weightings are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution, and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on November 1, 2012, at the beginning of the period, and held through the six-month period ended April 30, 2013. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before

Prudential Large-Cap Core Equity Fund	5

Fees and Expenses (Continued)

expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Large-Cap Core Equity Fund		Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,141.70	1.20%	$6.37
	Hypothetical	$1,000.00	$1,018.84	1.20%	$6.01

Class B	Actual	$1,000.00	$1,136.40	1.95%	$10.33
	Hypothetical	$1,000.00	$1,015.12	1.95%	$9.74

Class C	Actual	$1,000.00	$1,136.30	1.95%	$10.33
	Hypothetical	$1,000.00	$1,015.12	1.95%	$9.74

Class X	Actual	$1,000.00	$1,141.30	1.20%	$6.37
	Hypothetical	$1,000.00	$1,018.84	1.20%	$6.01

Class Z	Actual	$1,000.00	$1,142.10	0.95%	$5.05
	Hypothetical	$1,000.00	$1,020.08	0.95%	$4.76

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2013, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2013 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Portfolio of Investments

as of April 30, 2013 (Unaudited)

Shares	Description	Value (Note 1)
LONG-TERM INVESTMENTS 98.8%
COMMON STOCKS
CONSUMER DISCRETIONARY 13.1%

Automobiles 0.2%
11,100	General Motors Co.*(a)	$342,324

Hotels, Restaurants & Leisure 2.2%
11,900	International Game Technology	201,705
2,400	Jack in the Box, Inc.*	86,040
15,700	McDonald’s Corp.	1,603,598
4,300	Sonic Corp.*(a)	53,879
19,400	Starbucks Corp.	1,180,296

		3,125,518

Household Durables 0.9%
800	NACCO Industries, Inc. (Class A Stock)	46,416
1,600	Tempur-Pedic International, Inc.*(a)	77,600
2,000	Tupperware Brands Corp.	160,600
9,200	Whirlpool Corp.	1,051,376

		1,335,992

Internet & Catalog Retail 0.1%
200	Amazon.com, Inc.*	50,762
800	HSN, Inc.	42,064

		92,826

Leisure Equipment & Products 0.6%
10,700	Polaris Industries, Inc.(a)	922,233

Media 3.5%
43,300	Comcast Corp. (Class A Stock)	1,788,290
52,400	News Corp. (Class A Stock)	1,622,828
6,000	Time Warner, Inc.	358,680
15,700	Viacom, Inc. (Class B Stock)	1,004,643
3,560	Walt Disney Co. (The)	223,710

		4,998,151

Multiline Retail 0.9%
5,100	Dillard’s, Inc. (Class A Stock)	420,291
19,100	Macy’s, Inc.	851,860

		1,272,151

See Notes to Financial Statements.

Prudential Large-Cap Core Equity Fund	7

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

Shares	Description	Value (Note 1)
CONSUMER DISCRETIONARY (Continued)

Specialty Retail 2.7%
1,700	Abercrombie & Fitch Co.	$84,252
8,100	Chico’s FAS, Inc.	147,987
7,500	Foot Locker, Inc.	261,525
1,100	Gap, Inc. (The)	41,789
12,200	Home Depot, Inc. (The)	894,870
15,500	Ross Stores, Inc.	1,024,085
27,300	TJX Cos., Inc.	1,331,421

		3,785,929

Textiles, Apparel & Luxury Goods 2.0%
1,000	Carter’s, Inc.*	65,390
15,100	Coach, Inc.	888,786
18,600	Nike, Inc. (Class B Stock)	1,182,960
3,700	Ralph Lauren Corp.	671,846

		2,808,982
CONSUMER STAPLES 9.8%

Beverages 1.4%
33,600	Coca-Cola Co. (The)	1,422,288
6,394	PepsiCo, Inc.	527,313

		1,949,601

Food & Staples Retailing 2.6%
29,800	CVS Caremark Corp.	1,733,764
26,870	Wal-Mart Stores, Inc.	2,088,337

		3,822,101

Food Products 3.3%
27,838	Archer-Daniels-Midland Co.	944,822
1,700	Bunge Ltd.	122,757
11,800	Darling International, Inc.*	218,418
7,100	Ingredion, Inc.	511,271
600	Kellogg Co.	39,024
14,900	Kraft Foods Group, Inc.	767,201
42,500	Mondelez International, Inc. (Class A Stock)	1,336,625
6,800	Pilgrim’s Pride Corp.*	66,572
31,400	Tyson Foods, Inc. (Class A Stock)	773,382

		4,780,072

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)
CONSUMER STAPLES (Continued)

Household Products 1.0%
18,064	Procter & Gamble Co. (The)	$1,386,773

Personal Products 0.2%
3,900	Medifast, Inc.*	102,180
3,100	Nu Skin Enterprises, Inc. (Class A Stock)	157,263

		259,443

Tobacco 1.3%
23,900	Altria Group, Inc.	872,589
9,100	Philip Morris International, Inc.	869,869
2,600	Reynolds American, Inc.(a)	123,292

		1,865,750
ENERGY 10.8%

Energy Equipment & Services 0.7%
5,600	Diamond Offshore Drilling, Inc.	386,960
2,700	Ensco PLC (Class A Stock)	155,736
1,200	Geospace Technologies Corp.*	101,244
1,300	Helmerich & Payne, Inc.(a)	76,206
3,500	Schlumberger Ltd.	260,505

		980,651

Oil, Gas & Consumable Fuels 10.1%
4,300	Apache Corp.	317,684
8,200	Cabot Oil & Gas Corp.	558,010
23,084	Chevron Corp.	2,816,479
13,000	ConocoPhillips	785,850
55,274	Exxon Mobil Corp.	4,918,833
30,000	Marathon Oil Corp.	980,100
14,650	Marathon Petroleum Corp.	1,147,974
8,500	Murphy Oil Corp.	527,765
18,150	Phillips 66	1,106,243
10,000	Tesoro Corp.	534,000
19,300	Valero Energy Corp.	778,176

		14,471,114
FINANCIALS 14.5%

Capital Markets 3.2%
4,900	BlackRock, Inc.	1,305,850
10,700	Goldman Sachs Group, Inc. (The)	1,562,949

See Notes to Financial Statements.

Prudential Large-Cap Core Equity Fund	9

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

Shares	Description	Value (Note 1)
FINANCIALS (Continued)

Capital Markets (cont’d.)
40,600	Morgan Stanley	$899,290
8,000	State Street Corp.	467,760
3,500	T. Rowe Price Group, Inc.	253,750
2,700	Waddell & Reed Financial, Inc. (Class A Stock)	115,749

		4,605,348

Commercial Banks 3.0%
9,600	BB&T Corp.	295,392
53,500	Huntington Bancshares, Inc.	383,595
59,200	Regions Financial Corp.	502,608
8,491	US Bancorp	282,580
75,164	Wells Fargo & Co.	2,854,729

		4,318,904

Consumer Finance 1.1%
27,500	Discover Financial Services	1,202,850
12,800	Nelnet, Inc. (Class A Stock)	435,200

		1,638,050

Diversified Financial Services 2.7%
52,568	Bank of America Corp.	647,112
10,870	Citigroup, Inc.	507,194
54,800	JPMorgan Chase & Co.	2,685,748

		3,840,054

Insurance 3.2%
5,400	American Financial Group, Inc.	260,658
9,500	Berkshire Hathaway, Inc. (Class B Stock)*	1,010,040
9,200	Chubb Corp. (The)	810,244
30,100	MetLife, Inc.	1,173,599
2,200	Symetra Financial Corp.	29,986
24,400	Unum Group	680,516
18,700	XL Group PLC	582,318

		4,547,361

Real Estate Investment Trusts 1.1%
3,200	American Assets Trust, Inc.	108,032
4,900	American Capital Mortgage Investment Corp.	130,144
3,900	Colony Financial, Inc.	86,970
6,200	Franklin Street Properties Corp.	94,674

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)
FINANCIALS (Continued)

Real Estate Investment Trusts (cont’d.)
14,900	General Growth Properties, Inc.	$338,528
10,400	Inland Real Estate Corp.	117,728
3,000	RLJ Lodging Trust	69,120
2,300	Simon Property Group, Inc.	409,561
12,500	Winthrop Realty Trust	158,875

		1,513,632

Real Estate Management & Development 0.2%
10,600	CBRE Group, Inc. (Class A Stock)*	256,732
HEALTHCARE 13.8%

Biotechnology 3.2%
16,700	Amgen, Inc.	1,740,307
6,400	Biogen Idec, Inc.*	1,401,152
12,500	Celgene Corp.*	1,475,875

		4,617,334

Healthcare Equipment & Supplies 1.5%
20,400	Abbott Laboratories	753,168
1,700	CareFusion Corp.*	56,848
19,600	Covidien PLC	1,251,264
1,800	Medtronic, Inc.	84,024

		2,145,304

Healthcare Providers & Services 2.5%
19,000	Aetna, Inc.	1,091,360
8,300	Coventry Health Care, Inc.	411,265
21,600	UnitedHealth Group, Inc.	1,294,488
11,700	WellPoint, Inc.	853,164

		3,650,277

Life Sciences Tools & Services 1.0%
6,400	Life Technologies Corp.*	471,616
11,700	Thermo Fisher Scientific, Inc.	943,956

		1,415,572

Pharmaceuticals 5.6%
20,400	AbbVie, Inc.	939,420
22,000	Eli Lilly & Co.	1,218,360

See Notes to Financial Statements.

Prudential Large-Cap Core Equity Fund	11

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

Shares	Description	Value (Note 1)
HEALTHCARE (Continued)

Pharmaceuticals (cont’d.)
17,799	Johnson & Johnson(a)	$1,517,009
23,000	Merck & Co., Inc.	1,081,000
104,134	Pfizer, Inc.	3,027,175
5,100	Zoetis, Inc.	168,402

		7,951,366
INDUSTRIALS 10.6%

Aerospace & Defense 1.6%
3,800	Alliant Techsystems, Inc.	282,568
14,500	General Dynamics Corp.	1,072,420
1,000	Huntington Ingalls Industries, Inc.	52,900
3,300	Lockheed Martin Corp.	326,997
6,600	Northrop Grumman Corp.	499,884

		2,234,769

Air Freight & Logistics 0.7%
10,300	FedEx Corp.	968,303

Airlines 0.1%
3,500	Spirit Airlines, Inc.*	93,450

Building Products 0.1%
3,100	Lennox International, Inc.	192,200

Commercial Services & Supplies 0.1%
700	Brink’s Co. (The)	18,557
800	Deluxe Corp.	30,512
1,600	UniFirst Corp.	145,680

		194,749

Construction & Engineering 0.5%
5,000	AECOM Technology Corp.*	145,350
19,600	KBR, Inc.	589,568

		734,918

Electrical Equipment 1.1%
18,700	Babcock & Wilcox Co. (The)	508,640
18,200	Emerson Electric Co.(a)	1,010,282

		1,518,922

See Notes to Financial Statements.

12	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)
INDUSTRIALS (Continued)

Industrial Conglomerates 1.6%
1,700	Carlisle Cos., Inc.	$110,279
97,100	General Electric Co.	2,164,359

		2,274,638

Machinery 2.7%
14,400	Deere & Co.	1,285,920
800	Hyster-Yale Materials Handling, Inc.	41,752
8,200	Ingersoll-Rand PLC	441,160
1,500	John Bean Technologies Corp.	31,110
19,700	Oshkosh Corp.*	773,422
9,500	Parker Hannifin Corp.	841,415
700	Toro Co. (The)	31,507
3,100	Valmont Industries, Inc.	451,763

		3,898,049

Marine
1,300	Matson, Inc.	30,602

Road & Rail 1.5%
6,600	Norfolk Southern Corp.	510,972
11,000	Union Pacific Corp.	1,627,560

		2,138,532

Trading Companies & Distributors 0.6%
900	DXP Enterprises, Inc.*	60,192
3,400	WW Grainger, Inc.	837,998

		898,190
INFORMATION TECHNOLOGY 18.5%

Communications Equipment 2.8%
4,800	ARRIS Group, Inc.*	79,248
88,450	Cisco Systems, Inc.	1,850,374
19,500	Juniper Networks, Inc.*	322,725
27,800	QUALCOMM, Inc.	1,713,036

		3,965,383

Computers & Peripherals 5.1%
11,060	Apple, Inc.	4,896,815
45,600	EMC Corp.*	1,022,808

See Notes to Financial Statements.

Prudential Large-Cap Core Equity Fund	13

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

Shares	Description	Value (Note 1)
INFORMATION TECHNOLOGY (Continued)

Computers & Peripherals (cont’d.)
63,500	Hewlett-Packard Co.	$1,308,100

		7,227,723

Electronic Equipment, Instruments & Components 0.1%
2,700	Arrow Electronics, Inc.*	105,921
5,500	Ingram Micro, Inc.*	97,955

		203,876

Internet Software & Services 2.2%
23,300	Akamai Technologies, Inc.*(a)	1,023,103
1,410	Google, Inc. (Class A Stock)*	1,162,644
38,900	Yahoo!, Inc.*	961,997

		3,147,744

IT Services 4.0%
3,700	Computer Sciences Corp.	173,345
12,900	CoreLogic, Inc.*	351,912
1,900	Fiserv, Inc.*	173,109
7,570	International Business Machines Corp.	1,533,228
2,800	Mastercard, Inc. (Class A Stock)	1,548,204
600	Syntel, Inc.	37,902
11,100	Visa, Inc. (Class A Stock)	1,869,906

		5,687,606

Semiconductors & Semiconductor Equipment 0.7%
16,600	Intel Corp.(a)	397,570
46,400	Marvell Technology Group Ltd.	499,264
16,000	PMC - Sierra, Inc.*	92,160
2,300	Skyworks Solutions, Inc.*	50,761

		1,039,755

Software 3.6%
17,600	Intuit, Inc.	1,049,664
50,100	Microsoft Corp.	1,658,310
64,400	Oracle Corp.	2,111,032
7,000	Rovi Corp.*	163,730
10,000	Symantec Corp.*	243,000

		5,225,736

See Notes to Financial Statements.

14	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)
MATERIALS 2.9%

Chemicals 2.1%
1,000	A. Schulman, Inc.	$25,970
3,000	CF Industries Holdings, Inc.	559,530
6,300	Eastman Chemical Co.	419,895
1,400	FutureFuel Corp.	17,150
400	Koppers Holdings, Inc.	17,564
15,800	LyondellBasell Industries NV (Class A Stock)	959,060
5,500	Sherwin-Williams Co. (The)	1,007,105

		3,006,274

Metals & Mining 0.8%
30,600	Freeport-McMoRan Copper & Gold, Inc.	931,158
6,200	Southern Copper Corp.	206,646

		1,137,804
TELECOMMUNICATION SERVICES 2.3%

Diversified Telecommunication Services
35,568	AT&T, Inc.	1,332,377
18,400	CenturyLink, Inc.	691,288
24,400	Verizon Communications, Inc.	1,315,404

		3,339,069
UTILITIES 2.5%

Electric Utilities 0.9%
1,500	American Electric Power Co., Inc.	77,145
16,800	Edison International	903,840
2,500	El Paso Electric Co.	93,650
8,600	Xcel Energy, Inc.	273,394

		1,348,029

Independent Power Producers & Energy Traders 0.6%
62,200	AES Corp. (The)	862,092

Multi-Utilities 0.9%
18,700	Ameren Corp.	677,875
1,000	Avista Corp.	28,050
2,900	SCANA Corp.	157,180
4,500	Sempra Energy	372,825

		1,235,930

See Notes to Financial Statements.

Prudential Large-Cap Core Equity Fund	15

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

Shares	Description	Value (Note 1)
UTILITIES (Continued)

Water Utilities 0.1%
3,000	American Water Works Co., Inc.	$125,640

	Total long-term investments (cost $94,290,835)	141,429,528

Principal Amount (000)
SHORT-TERM INVESTMENTS 5.3%

United States Government Security 0.1%
$150	United States Treasury Bill 0.070%, 6/20/13(b)(c) (cost $149,985)	149,995

Shares

Affiliated Money Market Mutual Fund 5.2%
7,430,549	Prudential Investment Portfolios - 2 Prudential Core Taxable Money Market Fund (cost $7,430,549; includes $5,568,031 of cash collateral received for securities on loan)(d)(e)	7,430,549

	Total short-term investments (cost $7,580,534)	7,580,544

	Total Investments 104.1% (cost $101,871,369; Note 5)	149,010,072
	Liabilities in excess of other assets(f) (4.1%)	(5,872,135)

	Net Assets 100.0%	$143,137,937

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $5,462,788; cash collateral of $5,568,031 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Rate quoted represents yield-to-maturity as of purchase date.
(c)	Represents security, or a portion thereof, segregated as collateral for futures contract.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(e)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(f)	Includes net unrealized appreciation on the following derivative contracts held at reporting period end:

See Notes to Financial Statements.

16	Visit our website at www.prudentialfunds.com

Open futures contracts outstanding at April 30, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at April 30, 2013	Unrealized Appreciation
	Long Position:
26	E-mini S&P 500 Futures	Jun. 2013	$1,999,264	$2,069,860	$70,596

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$141,429,528	$—	$—
United States Government Security	—	149,995	—
Affiliated Money Market Mutual Fund	7,430,549	—	—
Other Financial Instruments*
Futures	70,596	—	—

Total	$148,930,673	$149,995	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.

Prudential Large-Cap Core Equity Fund	17

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2013 was as follows:

Information Technology	18.5%
Financials	14.5
Healthcare	13.8
Consumer Discretionary	13.1
Energy	10.8
Industrials	10.6
Consumer Staples	9.8
Affiliated Money Market Mutual Fund (including 3.9% of collateral received for securities on loan)	5.2
Materials	2.9%
Utilities	2.5
Telecommunication Services	2.3
United States Government Security	0.1

104.1
Liabilities in excess of other assets	(4.1)

100.0%

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2013 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Equity contracts	Due from broker—variation margin	$70,596	*	—	$—

*	Includes cumulative appreciation/depreciation on futures contracts as reported in Portfolio of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

18	Visit our website at www.prudentialfunds.com

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2013 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures
Equity contracts	$129,778

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures
Equity contracts	$93,901

For the six months ended April 30, 2013, the Fund’s average value at trade date for futures long position was $1,695,099.

See Notes to Financial Statements.

Prudential Large-Cap Core Equity Fund	19

Statement of Assets and Liabilities

as of April 30, 2013 (Unaudited)

Assets
Investments at value, including securities on loan of $5,462,788:
Unaffiliated investments (cost $94,440,820)	$141,579,523
Affiliated investments (cost $7,430,549)	7,430,549
Dividends and interest receivable	113,693
Receivable for Fund shares sold	25,042
Due from broker—variation margin	5,200
Foreign tax reclaim receivable	1,481
Prepaid expenses	1,428

Total assets	149,156,916

Liabilities
Payable to broker for collateral for securities on loan	5,568,031
Payable for Fund shares reacquired	241,522
Accrued expenses	98,461
Management fee payable	63,685
Distribution fee payable	36,034
Affiliated transfer agent fee payable	11,246

Total liabilities	6,018,979

Net Assets	$143,137,937

Net assets were comprised of:
Shares of beneficial interest, at par	$10,442
Paid-in capital in excess of par	90,743,039

90,753,481
Undistributed net investment income	306,557
Accumulated net realized gain on investment and financial futures transactions	4,868,600
Net unrealized appreciation on investments	47,209,299

Net Assets, April 30, 2013	$143,137,937

See Notes to Financial Statements.

20	Visit our website at www.prudentialfunds.com

Class A
Net asset value and redemption price per share ($77,020,439 ÷ 5,583,020 shares of beneficial interest issued and outstanding)	$13.80
Maximum sales charge (5.50% of offering price)	0.80

Maximum offering price to public	$14.60

Class B
Net asset value, offering price and redemption price per share ($3,072,039 ÷ 236,445 shares of beneficial interest issued and outstanding)	$12.99

Class C
Net asset value, offering price and redemption price per share ($22,143,479 ÷ 1,703,034 shares of beneficial interest issued and outstanding)	$13.00

Class X
Net asset value, offering price and redemption price per share ($263,865 ÷ 19,872 shares of beneficial interest issued and outstanding)	$13.28

Class Z
Net asset value, offering price and redemption price per share ($40,638,115 ÷ 2,899,768 shares of beneficial interest issued and outstanding)	$14.01

See Notes to Financial Statements.

Prudential Large-Cap Core Equity Fund	21

Statement of Operations

Six Months Ended April 30, 2013 (Unaudited)

Net Investment Income
Income
Unaffiliated dividends (net of foreign withholding taxes of $1,604)	$1,564,109
Affiliated income from securities loaned, net	5,710
Affiliated dividend income	1,229
Interest	53

Total income	1,571,101

Expenses
Management fee	429,126
Distribution fee—Class A	90,359
Distribution fee—Class B	14,734
Distribution fee—Class C	103,074
Distribution fee—Class X	446
Transfer agent’s fees and expenses (including affiliated expense of $14,000) (Note 3)	134,000
Registration fees	45,000
Custodian’s fees and expenses	38,000
Reports to shareholders	21,000
Audit fee	11,000
Legal fees and expenses	10,000
Trustees’ fees	6,000
Insurance	1,000
Miscellaneous	8,405

Total expenses	912,144
Less: Management fee waiver (Note 2)	(76,255)

Net expenses	835,889

Net investment income	735,212

Realized And Unrealized Gain On Investments
Net realized gain on:
Investment transactions	4,849,636
Financial futures transactions	129,778

4,979,414

Net change in unrealized appreciation (depreciation) on:
Investments	11,901,734
Financial futures contracts	93,901

11,995,635

Net gain on investments	16,975,049

Net Increase In Net Assets Resulting From Operations	$17,710,261

See Notes to Financial Statements.

22	Visit our website at www.prudentialfunds.com

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended April 30, 2013	Year Ended October 31, 2012
Increase (Decrease) In Net Assets
Operations
Net investment income	$735,212	$1,098,167
Net realized gain on investment transactions	4,979,414	5,098,720
Net change in unrealized appreciation (depreciation) on investments	11,995,635	12,544,827

Net increase in net assets resulting from operations	17,710,261	18,741,714

Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	(726,945)	(595,220)
Class B	(12,154)	(12,057)
Class C	(79,585)	(62,241)
Class L	—	(28,457)
Class M	—	(1,808)
Class X	(4,390)	(8,207)
Class Z	(434,622)	(395,158)

	(1,257,696)	(1,103,148)

Distributions from net realized gains
Class A	(2,653,620)	(4,106,809)
Class B	(122,170)	(280,388)
Class C	(806,651)	(1,447,462)
Class L	—	(255,983)
Class M	—	(42,040)
Class X	(15,871)	(54,719)
Class Z	(1,288,999)	(2,115,448)

	(4,887,311)	(8,302,849)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	7,816,912	8,861,788
Net asset value of shares issued in reinvestment of dividends and distributions	6,008,410	9,057,492
Cost of shares reacquired	(10,912,193)	(23,068,721)

Net increase (decrease) in net assets from Fund share transactions	2,913,129	(5,149,441)

Capital Contributions (Note 2)
Class X	—	34

Total increase	14,478,383	4,186,310

Net Assets:
Beginning of period	128,659,554	124,473,244

End of period(a)	$143,137,937	$128,659,554

(a) Includes undistributed net investment income of:	$306,557	$829,041

See Notes to Financial Statements.

Prudential Large-Cap Core Equity Fund	23

Notes to Financial Statements

(Unaudited)

Prudential Investment Portfolios 9 (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940 (“1940 Act”). The Trust currently consists of three funds: Prudential Large-Cap Core Equity Fund (the “Fund”), Prudential International Real Estate Fund and Prudential Absolute Return Bond Fund. These financial statements relate to Prudential Large-Cap Core Equity Fund, a diversified fund. The financial statements of the Prudential International Real Estate Fund and Prudential Absolute Return Bond Fund are not presented herein.

The Fund’s investment objective is to seek long-term after-tax growth of capital.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of the financial statements.

Securities Valuation: The Fund holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has delegated fair valuation responsibilities to Prudential Investments LLC (“PI” or “Manager”) through the adoption of Valuation Procedures for valuation of the Fund’s securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Fund to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available or not representative of the fair value of the securities. A record of the Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Fund’s investments, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following the Portfolio of Investments. The valuation

24	Visit our website at www.prudentialfunds.com

methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stocks, exchange-traded funds and financial derivative instruments (including futures contracts and certain options and swap contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Fund’s normal pricing time. These securities are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 of the fair value hierarchy as the adjustment factors are considered as significant other observable inputs to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as they have the ability to be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market, such as corporate bonds, municipal bonds, U.S. Government agencies issues and guaranteed obligations, U.S. Treasury obligations and sovereign issues are usually valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, credit rating, yield spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Prudential Large-Cap Core Equity Fund	25

Notes to Financial Statements

(Unaudited) continued

Asset-backed and mortgage-related securities are usually valued by approved independent pricing vendors. The pricing vendors provide the prices using their internal pricing models with inputs from deal terms, tranche level attributes, yield curves, prepayment speeds, default rates and broker/dealer quotes. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued using amortized cost method, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as option contracts, foreign currency contracts and swaps agreements, are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, interest rates, exchange rates and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. In the event there are unobservable inputs used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the

26	Visit our website at www.prudentialfunds.com

securities loaned. Collateral pledged by each borrower is invested in a highly liquid short-term money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities, and any interest on the investment of cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin”.

Subsequent payments, known as “variation margin”, are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures transactions.

The Fund invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in value of equities. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts and the underlying hedged assets. Financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

With exchange-traded futures, there is a minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange traded futures and guarantees the futures contracts against default.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment transactions are

Prudential Large-Cap Core Equity Fund	27

Notes to Financial Statements

(Unaudited) continued

calculated on an identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on an accrual basis. Expenses are recorded on the accrual basis, which may require the use of estimates by management, that may differ from actual.

Net investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends of net investment income and distributions of net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, the Fund is treated as a separate taxpaying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Trust has a management agreement for the Fund with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory

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agreement with Quantitative Management Associates LLC (“QMA”). The subadvisory agreement provides that QMA will furnish investment advisory services in connection with the management of the Fund. PI pays for the services of QMA, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .65% of the Fund’s average daily net assets up to and including $500 million and .60% of the Fund’s average daily net assets in excess of $500 million. The effective management fee rate was .65% for the six months ended April 30, 2013.

Effective July 1, 2011, PI has contractually agreed through February 28, 2014 to waive a portion of the Fund’s management fees so that the Fund’s annual operating expenses (exclusive of distribution and service (12b-1) fees, and certain other expenses such as taxes, interest, and brokerage commissions) do not exceed .95% of the Fund’s average daily net assets.

The Fund has distribution agreements with Prudential Investment Management Services LLC (“PIMS”) and Prudential Annuities Distributors, Inc. (“PAD”). PIMS and PAD are both affiliates of PI and indirect, wholly-owned subsidiaries of Prudential. PIMS serves as the distributor of the Fund’s Class A, Class B, Class C, and Class Z shares. PIMS, together with PAD, serves as co-distributor of the Fund’s Class X shares.

The Fund has adopted a separate Distribution and Service plan (each a “Plan” and collectively the “Plans”) for the Class A, Class B, Class C, and Class X shares of the Fund in accordance with Rule 12b-1 of the 1940 Act, as amended. No distribution or service fees are paid to PIMS as distributor for the Fund’s Class Z shares.

Under the Plans, the Fund compensates PIMS and PAD a distribution and service fee at the annual rate of .30%, 1%, 1%, and 1% of the average daily net assets of the Class A, B, C, and X shares, respectively. Through February 28, 2014, PIMS has contractually agreed to limit such fees to .25% of the average daily net assets of the Class A shares.

Management has received the maximum allowable amount of sales charges for Class X in accordance with regulatory limits. As such, any contingent deferred sales charges received by the manager are contributed back into the Fund and included in the Statement of Changes in Net Assets and Financial Highlights as a contribution to capital.

PIMS has advised the Fund that it received $28,493 in front-end sales charges resulting from sales of Class A shares during the six months ended April 30, 2013.

Prudential Large-Cap Core Equity Fund	29

Notes to Financial Statements

(Unaudited) continued

From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended April 30, 2013, it received $21, $2,553, and $181 in contingent deferred sales charges imposed upon certain redemptions by Class A, B, and C, shareholders, respectively.

PI, QMA, PAD and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Prudential Investment Management, Inc., (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s securities lending agent. For the six months ended April 30, 2013, PIM has been compensated in the amount of approximately $1,700 for these services.

The Fund invests in the Prudential Core Taxable Money Market Fund, a portfolio of the Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended April 30, 2013, were $57,787,010 and $60,687,425, respectively.

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Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2013 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$102,003,222	$47,131,272	$(124,422)	$47,006,850

The difference between book basis and tax basis is primarily attributable to deferred losses on wash sales as of the most recent fiscal year end.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class X and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.50%. Purchases of $1 million or more are subject to a contingent deferred sales charge (“CDSC”) if shares are redeemed within 12 months of their purchase. The Class A shares CDSC is waived for purchases by certain retirement and/or benefit plans. Class B shares are sold with a CDSC which declines from 5% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares approximately seven years after purchase. Class C shares are sold with a CDSC of 1% on shares redeemed within the first 12 months of purchase. Class X shares are closed to new purchases. Class X shares will automatically convert to Class A shares approximately ten years after purchase. The last conversion of Class M and Class L shares to Class A shares was completed as of April 13, 2012 and August 24, 2012, respectively. There are no Class M and Class L shares outstanding and Class M and Class L shares are no longer being offered for sale. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for a sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of capital stock.

Prudential Large-Cap Core Equity Fund	31

Notes to Financial Statements

(Unaudited) continued

The Fund has authorized an unlimited number of shares of beneficial interest at $.001 par value.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended April 30, 2013:
Shares sold	224,404	$2,907,755
Shares issued in reinvestment of dividends and distributions	269,769	3,291,173
Shares reacquired	(493,788)	(6,381,884)

Net increase (decrease) in shares outstanding before conversion	385	(182,956)
Shares issued upon conversion from Class B, X and Z	43,134	552,219
Shares reacquired upon conversion into Class Z	(7,773)	(106,557)

Net increase (decrease) in shares outstanding	35,746	$262,706

Year ended October 31, 2012:
Shares sold	342,118	$4,156,661
Shares issued in reinvestment of dividends and distributions	412,010	4,499,152
Shares reacquired	(963,525)	(11,523,902)

Net increase (decrease) in shares outstanding before conversion	(209,397)	(2,868,089)
Shares issued upon conversion from Class B, L, M, X and Z	528,491	6,505,425
Shares reacquired upon conversion into Class Z	(3,591)	(43,726)

Net increase (decrease) in shares outstanding	315,503	$3,593,610

Class B
Six months ended April 30, 2013:
Shares sold	16,920	$209,648
Shares issued in reinvestment of dividends and distributions	11,253	129,638
Shares reacquired	(19,522)	(237,285)

Net increase (decrease) in shares outstanding before conversion	8,651	102,001
Shares reacquired upon conversion into Class A	(25,556)	(306,220)

Net increase (decrease) in shares outstanding	(16,905)	$(204,219)

Year ended October 31, 2012:
Shares sold	41,138	$471,324
Shares issued in reinvestment of dividends and distributions	26,935	278,772
Shares reacquired	(50,973)	(579,463)

Net increase (decrease) in shares outstanding before conversion	17,100	170,633
Shares reacquired upon conversion into Class A	(124,237)	(1,399,463)

Net increase (decrease) in shares outstanding	(107,137)	$(1,228,830)

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Class C	Shares	Amount
Six months ended April 30, 2013:
Shares sold	60,611	$744,799
Shares issued in reinvestment of dividends and distributions	74,687	861,139
Shares reacquired	(114,361)	(1,391,904)

Net increase (decrease) in shares outstanding before conversion	20,937	214,034
Shares reacquired upon conversion into Class Z	(192)	(2,370)

Net increase (decrease) in shares outstanding	20,745	$211,664

Year ended October 31, 2012:
Shares sold	63,033	$710,705
Shares issued in reinvestment of dividends and distributions	138,334	1,433,144
Shares reacquired	(357,707)	(4,006,440)

Net increase (decrease) in shares outstanding before conversion	(156,340)	(1,862,591)
Shares reacquired upon conversion into Class Z	(2,762)	(32,878)

Net increase (decrease) in shares outstanding	(159,102)	$(1,895,469)

Class L
Period ended August 24, 2012:*
Shares sold	62	$728
Shares issued in reinvestment of dividends and distributions	25,537	278,864
Shares reacquired	(32,770)	(390,254)

Net increase (decrease) in shares outstanding before conversion	(7,171)	(110,662)
Shares reacquired upon conversion into Class A	(318,177)	(4,007,434)

Net increase (decrease) in shares outstanding	(325,348)	$(4,118,096)

Class M
Period ended April 13, 2012:**
Shares sold	14	$154
Shares issued in reinvestment of dividends and distributions	3,887	40,276
Shares reacquired	(2,084)	(22,170)

Net increase (decrease) in shares outstanding before conversion	1,817	18,260
Shares reacquired upon conversion into Class A	(67,391)	(744,750)

Net increase (decrease) in shares outstanding	(65,574)	$(726,490)

Prudential Large-Cap Core Equity Fund	33

Notes to Financial Statements

(Unaudited) continued

Class X	Shares	Amount
Six months ended April 30, 2013:
Shares sold	246	$3,019
Shares issued in reinvestment of dividends and distributions	1,726	20,261
Shares reacquired	(1,502)	(18,923)

Net increase (decrease) in shares outstanding before conversion	470	4,357
Shares reacquired upon conversion into Class A	(18,936)	(235,821)

Net increase (decrease) in shares outstanding	(18,466)	$(231,464)

Year ended October 31, 2012:
Shares sold	64	$738
Shares issued in reinvestment of dividends and distributions	5,974	62,910
Shares reacquired	(10,613)	(122,332)

Net increase (decrease) in shares outstanding before conversion	(4,575)	(58,684)
Shares reacquired upon conversion into Class A	(30,138)	(349,136)

Net increase (decrease) in shares outstanding	(34,713)	$(407,820)

Class Z
Six months ended April 30, 2013:
Shares sold	296,825	$3,951,691
Shares issued in reinvestment of dividends and distributions	137,819	1,706,199
Shares reacquired	(217,955)	(2,882,197)

Net increase (decrease) in shares outstanding before conversion	216,689	2,775,693
Shares issued upon conversion from Class A and C	7,829	108,927
Shares reacquired upon conversion into Class A	(768)	(10,178)

Net increase (decrease) in shares outstanding	223,750	$2,874,442

Year ended October 31, 2012:
Shares sold	283,238	$3,521,478
Shares issued in reinvestment of dividends and distributions	222,617	2,464,374
Shares reacquired	(531,038)	(6,424,160)

Net increase (decrease) in shares outstanding before conversion	(25,183)	(438,308)
Shares issued upon conversion from Class A and C	6,103	76,604
Shares reacquired upon conversion into Class A	(372)	(4,642)

Net increase (decrease) in shares outstanding	(19,452)	$(366,346)

*	As of August 24, 2012, the last conversion of Class L shares to Class A shares was completed. There are no Class L shares outstanding and Class L shares are no longer being offered for sale.
**	As of April 13, 2012, the last conversion of Class M shares to Class A shares was completed. There are no Class M shares outstanding and Class M shares are no longer being offered for sale.

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Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period November 15, 2012 through November 14, 2013. The Funds pay an annualized commitment fee of 0.08% on the unused portion of the SCA. Prior to November 15, 2012, the Funds had another Syndicated Credit Agreement with substantially similar terms. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund did not utilize the SCA during the six months ended April 30, 2013.

Note 8. New Accounting Pronouncement

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 regarding “Disclosures about Offsetting Assets and Liabilities”. The amendments, which will be effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, require an entity to disclose information about offsetting and related arrangements for assets and liabilities, financial instruments and derivatives that are either currently offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements. At this time, management is evaluating the implications of ASU No. 2011-11 and its impact on the financial statements has not yet been determined.

In June 2013, the FASB issued guidance that creates a two-tiered approach to assess whether an entity is an investment company. The guidance will also require an investment company to measure noncontrolling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013 and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Fund’s financial statement disclosures.

Prudential Large-Cap Core Equity Fund	35

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,
	2013		2012		2011		2010	2009	2008
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$12.70		$11.84		$11.01		$9.71	$9.32	$14.85
Income (loss) from investment operations:
Net investment income	.08		.11		.05		.05	.09	.12
Net realized and unrealized gain (loss) on investment transactions	1.64		1.65		.80		1.30	.40	(5.54)
Total from investment operations	1.72		1.76		.85		1.35	.49	(5.42)
Less Dividends and Distributions:
Dividends from net investment income	(.13)		(.11)		(.02)		(.05)	(.10)	(.11)
Distributions from net realized gains	(.49)		(.79)		-		-	-	-
Total dividends and distributions	(.62)		(.90)		(.02)		(.05)	(.10)	(.11)
Net asset value, end of period	$13.80		$12.70		$11.84		$11.01	$9.71	$9.32
Total Return(b):	14.17%		16.16%		7.71%		13.92%	5.40%	(36.75)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$77,020		$70,475		$61,961		$64,473	$62,739	$68,021
Average net assets (000)	$72,893		$65,277		$65,724		$64,562	$58,578	$93,917
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.20%	(d)(e)(f)	1.20%	(d)(f)	1.55%	(d)(f)	1.48%	1.55%	1.34%
Net investment income	1.18%	(d)(e)	.95%	(d)	.43%	(d)	.45%	1.10%	.94%
Portfolio turnover rate	44%	(g)	89%		121%		116%	116%	96%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported, and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(c) Does not include the expenses of the underlying funds in which the Fund invests.

(d) Net of management fee waiver. If the investment manager had not waived expenses, the expense ratios including distribution and service (12b-1) fees and net investment income ratios would have been 1.32% and 1.06%, respectively, for the six months ended April 30, 2013, 1.35% and .80%, respectively, for the year ended October 31, 2012 and 1.67% and .31%, respectively, for the year ended October 31, 2011.

(e) Annualized.

(f) Effective July 1, 2011, the distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily net assets of the Class A shares through February 28, 2014.

(g) Not annualized.

See Notes to Financial Statements.

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Class B Shares
	Six Months Ended April 30,		Year Ended October 31,
	2013		2012	2011		2010	2009	2008
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$11.96		$11.20	$10.47		$9.26	$8.87	$14.14
Income (loss) from investment operations:
Net investment income (loss)	.03		.03	(.03)		(.02)	.04	.03
Net realized and unrealized gain (loss) on investment and futures transactions	1.54		1.55	.76		1.23	.37	(5.29)
Total from investment operations	1.57		1.58	.73		1.21	.41	(5.26)
Less Dividends and Distributions:
Dividends from net investment income	(.05)		(.03)	-		-	(.02)	(.01)
Distributions from net realized gains	(.49)		(.79)	-		-	-	-
Total dividends and distributions	(.54)		(.82)	-		-	(.02)	(.01)
Net asset value, end of period	$12.99		$11.96	$11.20		$10.47	$9.26	$8.87
Total Return(b):	13.64%		15.29%	6.97%		13.07%	4.67%	(37.22)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,072		$3,029	$4,038		$5,317	$6,555	$9,269
Average net assets (000)	$2,971		$3,496	$4,886		$5,904	$6,912	$16,689
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.95%	(d)(e)	1.95% (d)	2.27%	(d)	2.18%	2.25%	2.06%
Net investment income (loss)	.46%	(d)(e)	.22% (d)	(.28)%	(d)	(.22)%	.48%	.25%
Portfolio turnover rate	44%	(f)	89%	121%		116%	116%	96%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported, and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(c) Does not include the expenses of the underlying funds in which the Fund invests.

(d) Net of management fee waiver. If the investment manager had not waived expenses, the expense ratios including distribution and service (12b-1) fees and net investment income (loss) ratios would have been 2.07% and .34%, respectively, for the six months ended April 30, 2013, 2.11% and .06%, respectively, for the year ended October 31, 2012 and 2.38% and (.39)%, respectively, for the year ended October 31, 2011.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

Prudential Large-Cap Core Equity Fund	37

Financial Highlights

(Unaudited) continued

Class C Shares
	Six Months Ended April 30,		Year Ended October 31,
	2013		2012	2011		2010	2009	2008
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$11.97		$11.21	$10.48		$9.26	$8.87	$14.14
Income (loss) from investment operations:
Net investment income (loss)	.03		.02	(.03)		(.02)	.04	.03
Net realized and unrealized gain (loss) on investment and futures transactions	1.54		1.56	.76		1.24	.37	(5.29)
Total from investment operations	1.57		1.58	.73		1.22	.41	(5.26)
Less Dividends and Distributions:
Dividends from net investment income	(.05)		(.03)	-		-	(.02)	(.01)
Distributions from net realized gains	(.49)		(.79)	-		-	-	-
Total dividends and distributions	(.54)		(.82)	-		-	(.02)	(.01)
Net asset value, end of period	$13.00		$11.97	$11.21		$10.48	$9.26	$8.87
Total Return(b):	13.63%		15.28%	6.97%		13.17%	4.67%	(37.22)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$22,143		$20,134	$20,636		$22,496	$24,601	$30,243
Average net assets (000)	$20,788		$20,445	$22,444		$23,934	$24,715	$45,712
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.95%	(d)(e)	1.95% (d)	2.27%	(d)	2.18%	2.25%	2.06%
Net investment income (loss)	.43%	(d)(e)	.20% (d)	(.28)%	(d)	(.24)%	.44%	.23%
Portfolio turnover rate	44%	(f)	89%	121%		116%	116%	96%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported, and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(c) Does not include the expenses of the underlying funds in which the Fund invests.

(d) Net of management fee waiver. If the investment manager had not waived expenses, the expense ratios including distribution and service (12b-1) fees and net investment income (loss) ratios would have been 2.07% and .31%, respectively, for the six months ended April 30, 2013, 2.10% and .05%, respectively, for the year ended October 31, 2012 and 2.39% and (.40)%, respectively, for the year ended October 31, 2011.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

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Class L Shares
	Period Ended August 24,		Year Ended October 31,
	2012(d)		2011		2010	2009	2008
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$11.82		$11.00		$9.70	$9.30	$14.83
Income (loss) from investment operations:
Net investment income	.08		.03		.03	.08	.09
Net realized and unrealized gain (loss) on investment and futures transactions	1.57		.79		1.30	.39	(5.54)
Total from investment operations	1.65		.82		1.33	.47	(5.45)
Dividends from net investment income	(.09)		-		(.03)	(.07)	(.08)
Distributions from net realized gains	(.79)		-		-	-	-
Total dividends and distributions	(.88)		-		(.03)	(.07)	(.08)
Net asset value, end of period	$12.59		$11.82		$11.00	$9.70	$9.30
Total Return(b):	15.08%		7.45%		13.74%	5.21%	(36.94)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$4,009		$3,847		$4,222	$4,860	$6,113
Average net assets (000)	$3,947		$4,181		$4,625	$4,965	$9,856
Ratios to average net assets(c)
Expenses, including distribution and service (12b-1) fees	1.46%	(e)(f)	1.77%	(e)	1.68%	1.75%	1.56%
Net investment income	.79%	(e)(f)	.22%	(e)	.27%	.94%	.73%
Portfolio turnover rate	89%	(g)(h)	121%		116%	116%	96%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(c) Does not include the expenses of the underlying funds in which the Fund invests.

(d) As of August 24, 2012, the last conversion of Class L shares to Class A shares was completed. There are no Class L shares outstanding and Class L shares are no longer being offered for sale.

(e) Net of management fee waiver. If the investment manager had not waived expenses, the expense ratios including distribution and service (12b-1) fees and net investment income ratios would have been 1.65% and .60%, respectively, for the year ended October 31, 2012 and 1.89% and .10%, respectively, for the year ended October 31, 2011.

(f) Annualized.

(g) Not Annualized.

(h) Calculated as of October 31, 2012.

See Notes to Financial Statements.

Prudential Large-Cap Core Equity Fund	39

Financial Highlights

(Unaudited) continued

Class M Shares
	Period Ended April 13,		Year Ended October 31,
	2012(d)		2011		2010	2009	2008
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$11.21		$10.48		$9.26	$8.87	$14.14
Income (loss) from investment operations:
Net investment income (loss)	.02		(.03)		(.02)	.04	.03
Net realized and unrealized gain (loss) on investment transactions	1.15		.76		1.24	.37	(5.29)
Total from investment operations	1.17		.73		1.22	.41	(5.26)
Less Dividends and Distributions:
Dividends from net investment income	(.03)		-		-	(.02)	(.01)
Distributions from net realized gains	(.79)		-		-	-	-
Total dividends and distributions	(.82)		-		-	(.02)	(.01)
Net asset value, end of period	$11.56		$11.21		$10.48	$9.26	$8.87
Total Return(b)	11.33%		6.97%		13.17%	4.67%	(37.22)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$33		$735		$4,103	$8,052	$15,423
Average net assets (000)	$344		$2,311		$5,918	$10,385	$29,289
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.94%	(e)(f)	2.30%	(e)	2.18%	2.25%	2.06%
Net investment income (loss)	.41%	(e)(f)	(.27)%	(e)	(.15)%	.55%	.24%
Portfolio turnover rate	89%	(g)(h)	121%		116%	116%	96%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(c) Does not include the expenses of the underlying funds in which the Fund invests.

(d) As of April 13, 2012, the last conversion of Class M shares to Class A shares was completed. There are no Class M shares outstanding and Class M shares are no longer being offered for sale.

(e) Net of management fee waiver. If the investment manager had not waived expenses, the expense ratios including distribution and service (12b-1) fees and net investment income (loss) ratios would have been 2.17% and .18%, respectively, for the year ended October 31, 2012 and 2.36% and (.33)%, respectively, for the year ended October 31, 2011.

(f) Annualized.

(g) Not Annualized.

(h) Calculated as of October 31, 2012.

See Notes to Financial Statements.

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Class X Shares
	Six Months Ended April 30,		Year Ended October 31,
	2013		2012		2011		2010	2009	2008
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$12.25		$11.46		$10.65		$9.40	$8.97	$14.16
Income (loss) from investment operations:
Net investment income	.08		.11		.05		.06	.12	.13
Net realized and unrealized gain (loss) on investment transactions	1.57		1.59		.78		1.24	.40	(5.28)
Total from investment operations	1.65		1.70		.83		1.30	.52	(5.15)
Less Dividends and Distributions:
Dividends from net investment income	(.13)		(.12)		(.02)		(.05)	(.10)	(.06)
Distributions from net realized gains	(.49)		(.79)		-		-	-	-
Total dividends and distributions	(.62)		(.91)		(.02)		(.05)	(.10)	(.06)
Capital Contributions (Note 6)	-		-	(d)	-	(d)	- (d)	.01	.02
Net asset value, end of period	$13.28		$12.25		$11.46		$10.65	$9.40	$8.97
Total Return(b):	14.13%		16.12%		7.84%		13.91%	6.00%	(36.25)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$264		$470		$837		$1,394	$2,096	$2,767
Average net assets (000)	$360		$632		$1,137		$1,689	$2,245	$4,698
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.20%	(e)(f)	1.20%	(e)	1.53%	(e)	1.43%	1.50%	1.38%
Net investment income	1.29%	(e)(f)	.97%	(e)	.46%	(e)	.56%	1.46%	1.08%
Portfolio turnover rate	44%	(g)	89%		121%		116%	116%	96%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported, and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(c) Does not include the expenses of the underlying funds in which the Fund invests.

(d) Less than $.005 per share.

(e) Net of management fee waiver. If the investment manager had not waived expenses, the expense ratios including distribution and service (12b-1) fees and net investment income ratios would have been 1.32% and 1.17%, respectively, for the six months ended April 30, 2013, 1.37% and .80%, respectively, for the year ended October 31, 2012 and 1.63% and .36%, respectively, for the year ended October 31, 2011.

(f) Annualized.

(g) Not Annualized.

See Notes to Financial Statements.

Prudential Large-Cap Core Equity Fund	41

Financial Highlights

(Unaudited) continued

Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,
	2013		2012	2011		2010	2009	2008
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$12.91		$12.03	$11.18		$9.87	$9.47	$15.09
Income (loss) from investment operations:
Net investment income	.09		.15	.07		.08	.08	.15
Net realized and unrealized gain (loss) on investment transactions	1.66		1.67	.83		1.30	.45	(5.63)
Total from investment operations	1.75		1.82	.90		1.38	.53	(5.48)
Less Dividends and Distributions:
Dividends from net investment income	(.16)		(.15)	(.05)		(.07)	(.13)	(.14)
Distributions from net realized gains	(.49)		(.79)	-		-	-	-
Total dividends and distributions	(.65)		(.94)	(.05)		(.07)	(.13)	(.14)
Net asset value, end of period	$14.01		$12.91	$12.03		$11.18	$9.87	$9.47
Total Return(b):	14.21%		16.41%	8.04%		14.09%	5.83%	(36.64)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$40,638		$34,551	$32,419		$141,793	$202,941	$36,602
Average net assets (000)	$36,133		$32,953	$144,295		$145,193	$90,113	$20,386
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	.95%	(d)(e)	.95% (d)	1.42%	(d)	1.18%	1.25%	1.06%
Net investment income	1.42%	(d)(e)	1.21% (d)	.58%	(d)	.76%	.96%	1.25%
Portfolio turnover rate	44%	(f)	89%	121%		116%	116%	96%

(a) Calculated based on average shares outstanding during the period.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized

(c) Does not include the expenses of the underlying funds in which the Fund invests.

(d) Net of management fee waiver. If the investment manager had not waived expenses, the expense ratios including distribution and service (12b-1) fees and net investment income ratios would have been 1.07% and 1.30%, respectively, for the six months ended April 30, 2013, 1.10% and 1.06%, respectively, for the year ended October 31, 2012 and 1.44% and .56%, respectively, for the year ended October 31, 2011.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

42	Visit our website at www.prudentialfunds.com

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Stuart S. Parker • Richard A. Redeker • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Bruce Karpati, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential Large-Cap Core Equity Fund, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL LARGE-CAP CORE EQUITY FUND

SHARE CLASS	A	B	C	X	Z
NASDAQ	PTMAX	PTMBX	PTMCX	N/A	PTEZX
CUSIP	74441J100	74441J209	74441J308	74441J704	74441J407

MF187E2    0246220-00001-00

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL ABSOLUTE RETURN BOND FUND

SEMIANNUAL REPORT • APRIL 30, 2013

Fund Type

Absolute Return Bond

Objective

To seek positive returns over the long term, regardless of market conditions

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2013, were not audited, and accordingly, no auditor’s opinion is expressed on them.

Prudential Investments, Prudential, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc., and its related entities, registered in many jurisdictions worldwide.

June 14, 2013

Dear Shareholder:

We hope you find the semiannual report for the Prudential Absolute Return Bond Fund informative and useful. The report covers performance for the six-month period that ended April 30, 2013.

We recognize that ongoing market volatility may make it a difficult time to be an investor. We continue to believe a prudent response to uncertainty is to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers* that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Absolute Return Bond Fund

*Most of Prudential Investments’ equity funds are advised by Jennison Associates LLC, Quantitative Management Associates LLC (QMA), or Prudential Real Estate Investors. Prudential Investments’ fixed income and money market funds are advised by Prudential Investment Management, Inc. (PIM) through its Prudential Fixed Income unit. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies. Prudential Real Estate Investors is a unit of PIM.

Prudential Absolute Return Bond Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. Class A shares have a maximum initial sales charge of 4.50%. Gross operating expenses: Class A, 1.21%; Class C, 1.90%; Class Q, 1.03%; Class Z, 0.90%. Net operating expenses: Class A, 1.12%; Class C, 1.87%; Class Q, 0.80%; Class Z, 0.87%, after contractual reduction through 2/28/2014.

Cumulative Total Returns (Without Sales Charges) as of 4/30/13
	Six Months	One Year	Since Inception
Class A	2.33%	5.44%	6.59%
Class C	2.04	4.75	5.06
Class Q	2.59	5.89	7.54
Class Z	2.56	5.79	7.28
BofAML USD LIBOR 3-Month CM Index	0.16	0.41	0.81
Lipper Absolute Return Funds Average	3.19	4.31	4.07
Lipper Custom Absolute Return Funds Average	3.01	6.01	6.89

Average Annual Total Returns (With Sales Charges) as of 3/31/13
		One Year	Since Inception
Class A		0.03%	0.48%
Class C		2.94	2.06
Class Q		5.09	3.21
Class Z		5.08	3.14
BofAML USD LIBOR 3-Month CM Index		0.43	0.39
Lipper Absolute Return Funds Average		3.52	1.69
Lipper Custom Absolute Return Funds Average		5.37	3.01

Source: Prudential Investments LLC and Lipper Inc.

Inception date: 3/30/11.

The average annual total returns take into account applicable sales charges. Class A shares are subject to a maximum front-end sales charge of 4.50%, and an annual 12b-1 fee of 0.30%. Investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%. The Class A CDSC is waived for purchases by certain retirement and/or benefit plans. Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund. Class C shares are not subject to a front-end sales charge, but are subject to a CDSC of 1% for shares sold within 12 months from the date of purchase, and an annual 12b-1 fee of 1%. Class Q and Class Z shares are not subject to a front-end sales charge, CDSC, or 12b-1 fees. The returns in the tables reflect the share class expense structure in effect at the close of the fiscal period. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

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Benchmark Definitions

BofAML USD LIBOR 3-Month CM Index

The BofA Merrill Lynch US Dollar LIBOR 3-Month Constant Maturity (CM) Index is an unmanaged index which tracks the performance of a synthetic asset paying LIBOR to a stated maturity. The index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that day’s fixing rate. That issue is assumed to be sold the following business day (priced at a yield equal to the current day fixing rate) and rolled into a new instrument.

Lipper Absolute Return Funds Average

Funds in the Lipper Absolute Return Funds Average aim for positive returns in all market conditions. The funds are not benchmarked against a traditional long-only market index but rather have the aim of outperforming a cash or risk-free benchmark.

Note: The Fund is being compared only to the fixed-income funds within the Lipper Absolute Return Funds Performance Universe, because the Fund’s investment manager believes that the fixed-income funds within the Universe provide a more appropriate basis for Fund performance comparisons.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Averages reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes.

Distributions and Yields as of 4/30/13
	Total Distributions Paid for Six Months	30-Day SEC Yield
Class A	$0.14	1.32%
Class C	0.10	0.62
Class Q	0.16	1.66
Class Z	0.15	1.62

Five Largest Holdings expressed as a percentage of net assets as of 4/30/13
U.S. Treasury Notes, 2.00%, 02/15/23	2.8%
U.S. Treasury Notes, 0.625%, 04/30/18	2.1
U.S. Treasury Notes, 0.250%, 02/28/15	1.8
U.S. Treasury Notes, 1.125%, 03/31/20	1.4
U.S. Treasury Bonds, 2.750%, 11/15/42	1.3

Holdings reflect only long-term investments and are subject to change.

Prudential Absolute Return Bond Fund	3

Your Fund’s Performance (continued)

Credit Quality* expressed as a percentage of net assets as of 4/30/13
U.S. Government & Agency	10.7%
Aaa	19.5
Aa	7.2
A	10.0
Baa	23.2
Ba	15.1
B	8.7
Caa	0.8
Less than Caa	0.3
Not Rated**	7.5
Total Investments	103.0
Liabilities in excess of other assets	–3.0
Net Assets	100.0%

*Source: Moody’s rating, defaulting to S&P when not rated by Moody’s.

**Approximately 6.8% of Not Rated is invested in affiliated money market mutual fund.

Credit Quality is subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on November 1, 2012, at the beginning of the period, and held through the six-month period ended April 30, 2013. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before

Prudential Absolute Return Bond Fund	5

Fees and Expenses (continued)

expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Absolute Return Bond Fund		Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,023.30	1.12%	$5.62
	Hypothetical	$1,000.00	$1,019.24	1.12%	$5.61

Class C	Actual	$1,000.00	$1,020.40	1.87%	$9.37
	Hypothetical	$1,000.00	$1,015.52	1.87%	$9.35

Class Q	Actual	$1,000.00	$1,025.90	0.80%	$4.02
	Hypothetical	$1,000.00	$1,020.83	0.80%	$4.01

Class Z	Actual	$1,000.00	$1,025.60	0.87%	$4.37
	Hypothetical	$1,000.00	$1,020.48	0.87%	$4.36

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2013, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2013 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Portfolio of Investments

as of April 30, 2013 (Unaudited)

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS 96.2%
ASSET-BACKED SECURITIES 18.8%

Collateralized Loan Obligations, Debt Obligations and Other Asset-Backed Securities 12.7%
ACAS CLO Ltd. (Cayman Islands), Ser. 2013-1A, Class A, 144A(a)	Aaa	1.668%	04/20/25	$6,050	$6,049,909
Ser. 2013-1A, Class B2, 144A	AA(b)	3.360	04/20/25	700	695,800
Apidos CDO (Cayman Islands), Ser. 2011-8A, Class A1, 144A(a)	Aaa	1.778	10/17/21	250	250,371
Atrium CDO Corp. (Cayman Islands), Ser. 2005-4A, Class A1A, 144A(a)	Aaa	0.530	06/08/19	2,679	2,658,171
BA Credit Card Trust, Ser. 2006-C5, Class C5(a)	A3	0.599	01/15/16	2,105	2,104,876
Ser. 2008-C5, Class C5(a)	A3	4.949	03/15/16	8,200	8,368,270
Ballyrock CDO Ltd. (Cayman Islands), Ser. 2013-1A, Class A, 144A(a)	Aaa	1.458	05/20/25	9,800	9,770,600
Brookside Mill CLO Ltd. (Cayman Islands), Ser. 2013-1A, Class A1, 144A(a)	Aaa	1.430	04/17/25	10,300	10,300,000
Ser. 2013-1A, Class B2, 144A	AA(b)	3.020	04/17/25	6,200	6,200,000
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Ser. 2012-4A, Class A, 144A(a)	Aaa	1.666	01/20/25	2,500	2,510,295
Ser. 2012-4A, Class B1, 144A(a)	Aa2	2.526	01/20/25	3,500	3,529,852
Cavalry CLO Ltd. (Cayman Islands), Ser. 2013-2A, Class A, 144A(a)	Aaa	1.726	01/17/24	4,200	4,204,045
Ser. 2013-2A, Class B1, 144A(a)	AA(b)	2.376	01/17/24	4,000	3,976,260
Citibank Credit Card Issuance Trust, Ser. 2005-C2, Class C2(a)	Baa2	0.669	03/24/17	3,300	3,289,417
Fortress Credit BSL Ltd. (Cayman Islands), Ser. 2013-1A, Class A, 144A(a)	Aaa	1.536	01/19/25	2,950	2,949,900
Ser. 2013-1A, Class B, 144A(a)	AA(b)	2.256	01/19/25	1,050	1,043,154
Fraser Sullivan CLO Ltd. (Cayman Islands), Ser. 2006-1A, Class B, 144A(a)	Aaa	0.750	03/15/20	500	486,642

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	7

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations, Debt Obligations and Other Asset-Backed Securities (cont’d.)
Grosvenor Place CLO BV (Netherlands), Ser. I-X, Class A1, RegS(a)	Aaa	0.458%	07/20/21	EUR	329	$419,478
Gulf Stream - Sextant CLO Ltd. (Cayman Islands), Ser. 2006-1A, Class A1A, 144A(a)	Aaa	0.519	08/21/20		165	163,681
Highlander Euro CDO Cayman Ltd. (Netherlands), Ser. 2008-4A, Class C, 144A(a)	Baa1	4.817	08/01/16	EUR	250	311,023
ING Investment Management CLO 2013-2 Ltd. (Cayman Islands), Ser. 2013-2A, Class A2B, 144A	AA(b)	3.070	04/25/25		2,000	1,987,000
ING Investment Management CLO Ltd. (Cayman Islands), Ser. 2013-1A, Class A1, 144A(a)	Aaa	1.679	04/15/24		6,000	6,000,000
Ser. 2013-2A, Class A1, 144A(a)	Aaa	1.426	04/25/25		2,400	2,400,000
Lafayette CLO Ltd. (Cayman Islands), Ser. 2012-1A, Class A, 144A(a)	AAA(b)	1.683	09/06/22		590	591,970
Landmark CDO Ltd. (Cayman Islands), Ser. 2006-8A, Class A1, 144A(a)	Aaa	0.516	10/19/20		3,543	3,517,316
Landmark VIII CDO Ltd. (Cayman Islands), Ser. 2006-8A, Class A2, 144A(a)	Aaa	0.606	10/19/20		2,500	2,423,108
LCM LP (Cayman Islands), Ser. 2005-3A, Class A, 144A(a)	Aaa	0.547	06/01/17		224	222,451
Ser. 2010-8A, Class A, 144A(a)	AAA(b)	1.877	01/14/21		500	500,512
Lightpoint CLO Ltd. (Cayman Islands), Ser. 2005-3A, Class A1A, 144A(a)	Aaa	0.540	09/15/17		175	172,757
Lightpoint Pan-European CLO PLC (Ireland), Ser. 2007-1A, Class A, 144A(a)	Aaa	0.457	01/31/22	EUR	892	1,147,475
Magnetite VI Ltd. (Cayman Islands), Ser. 2012-6A, Class A, 144A(a)	AAA(b)	1.780	09/15/23		7,300	7,331,849

See Notes to Financial Statements.

8	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations, Debt Obligations and Other Asset-Backed Securities (cont’d.)
Marine Park CLO Ltd. (Cayman Islands), Ser. 2012-1A, Class A1A, 144A(a)	Aaa	1.760%	05/18/23	$500	$503,813
MBNA Credit Card Master Note Trust, Ser. 2003-C7, Class C7(a)	A3	1.549	03/15/16	2,300	2,310,040
Mountain Capital CLO Ltd. (Cayman Islands), Ser. 2005-4A, Class A1L, 144A(a)	Aaa	0.530	03/15/18	207	205,391
Mountain View CLO III Ltd. (Cayman Islands), Ser. 2007-3A, Class A1, 144A(a)	Aaa	0.493	04/16/21	1,982	1,937,025
OCP CLO Ltd., Ser. 2012-2A, Class A2, 144A(a)	Aaa	1.769	11/22/23	1,700	1,706,135
Ser. 2012-2A, Class B, 144A(a)	AA(b)	2.489	11/22/23	700	702,725
Octagon Investment Partners XV Ltd. (Cayman Islands), Ser. 2013-1A, Class A, 144A(a)	Aaa	1.686	01/19/25	4,750	4,746,186
OHA Intrepid Leveraged Loan Fund Ltd. (Cayman Islands), Ser. 2013-1AR, Class AR, 144A(a)	Aaa	1.179	04/20/21	8,200	8,200,000
Rosedale CLO Ltd. (Cayman Islands), Ser. I-A, Class A1S, 144A(a)	Aaa	0.525	07/24/21	97	95,672
Shackleton CLO Ltd. (Cayman Islands), Ser. 2013-3A, Class B2, 144A	AA(b)	3.440	04/15/25	2,800	2,802,447
Sheridan Square CLO Ltd. (Cayman Islands), Ser. 2013-1A, Class A1, 144A(a)	Aaa	1.327	04/15/25	10,400	10,426,997
Sierra Receivables Funding Co. LLC, Ser. 2012-3A, Class A, 144A	A+(b)	1.870	08/20/29	767	772,608
Slater Mill Loan Fund LP (Cayman Islands), Ser. 2012-1A, Class B, 144A(a)	AA(b)	2.940	08/17/22	250	251,497

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	9

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations, Debt Obligations and Other Asset-Backed Securities (cont’d.)
Sound Point CLO Ltd., Ser. 2012-1A, Class B, 144A(a)	AA(b)	2.976%	10/20/23	$550	$553,720
Stanfield Azure CLO Ltd. (Cayman Islands), Ser. 2006-1A, Class A1L, 144A(a)	Aaa	0.547	05/27/20	4,046	4,006,587
Stanfield Daytona CLO Ltd. (Cayman Islands), Ser. 2007-1A, Class A1L, 144A(a)	Aaa	0.526	04/27/21	7,197	7,082,904
SVO VOI Mortgage Corp., Ser. 2012-AA, Class A, 144A	A+(b)	2.000	09/20/29	838	847,396
Trimaran CLO Ltd. (Cayman Islands), Ser. 2006-2A, Class A1L, 144A(a)	Aaa	0.549	11/01/18	561	556,217

					143,283,542

Residential Mortgage-Backed Securities 6.1%
ACE Securities Corp., Ser. 2004-FM1, Class M1(a)	B2	1.100	09/25/33	384	359,594
AmeriQuest Mortgage Securities, Inc., Ser. 2005-R10, Class A2C(a)	A3	0.530	01/25/36	564	556,736
Argent Securities, Inc., Ser. 2003-W5, Class M1(a)	Baa1	1.250	10/25/33	125	124,519
Ser. 2003-W8, Class M1(a)	Ba1	1.250	12/25/33	1,324	1,278,007
Ser. 2003-W9, Class M1(a)	Baa1	1.235	01/25/34	1,800	1,701,890
Ser. 2004-W6, Class AF(k)	Aaa	3.623	05/25/34	392	395,677
Ser. 2004-W6, Class AV5(a)	Aaa	0.600	05/25/34	587	549,073
Asset Backed Funding Certificates, Ser. 2004-OPT5, Class A1(a)	BBB+(b)	0.900	06/25/34	1,041	1,000,038
Asset Backed Pass-Through Certificates, Ser. 2004-R2, Class A1A(a)	Baa2	0.890	04/25/34	5,827	5,572,121
Asset Backed Securities Corp. Home Equity Loan Trust, Ser. 2003-HE6, Class A2(a)	Aaa	0.880	11/25/33	1,758	1,673,897

See Notes to Financial Statements.

10	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Bear Stearns Asset Backed Securities I Trust, Ser. 2004-HE9, Class M1(a)	Ba1	1.175%	11/25/34	$2,631	$2,465,842
Ser. 2004-HE11, Class M2(a)	B1	1.775	12/25/34	3,000	2,832,024
Bear Stearns Asset Backed Securities Trust, Ser. 2003-3, Class A2(a)	A3	0.790	06/25/43	233	231,005
Ser. 2003-HE1, Class M1(a)	A3	1.295	01/25/34	806	757,953
Chase Funding Trust, Ser. 2002-3, Class 2A1(a)	A1	0.840	08/25/32	285	264,154
Ser. 2003-4, Class 1A5(k)	Ba1	5.416	05/25/33	1,553	1,636,744
Citigroup Mortgage Loan Trust, Inc., Ser. 2005-OPT1, Class M1(a)	A3	0.830	02/25/35	317	297,659
Countrywide Asset-Backed Certificates, Ser. 2003-BC4, Class M1(a)	Ba3	1.250	07/25/33	556	514,629
Ser. 2004-1, Class M1(a)	Ba1	0.950	03/25/34	390	367,218
Ser. 2004-BC4, Class M1(a)	B+(b)	1.250	11/25/34	2,440	2,324,554
Credit-Based Asset Servicing and Securitization LLC, Ser. 2003-CB5, Class M1(a)	B2	1.220	11/25/33	294	280,066
Ser. 2003-CB3, Class AF1(k)	A2	3.379	12/25/32	296	287,837
Finance America Mortgage Loan Trust, Ser. 2003-1, Class M1(a)	Ba1	1.250	09/25/33	305	289,911
Ser. 2004-2, Class M1(a)	A2	1.025	08/25/34	1,826	1,697,335
First Franklin Mortgage Loan Trust, Ser. 2004-FF5, Class A2(a)	AA+(b)	0.960	08/25/34	2,002	1,916,601
Home Equity Asset Trust, Ser. 2003-6, Class M1(a)	B2	1.250	02/25/34	2,100	1,996,469
Ser. 2004-3, Class M1(a)	Ba1	1.055	08/25/34	1,959	1,811,380
HSBC Home Equity Loan Trust, Ser. 2006-2, Class A2(a)	Aaa	0.379	03/20/36	199	197,056
Ser. 2007-3, Class A4(a)	Aa2	1.699	11/20/36	1,020	992,566
Mastr Asset Backed Securities Trust, Ser. 2003-WMC2, Class M2(a)	B3	2.675	08/25/33	1,750	1,694,265

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	11

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Morgan Stanley ABS Capital I, Inc., Ser. 2003-NC6, Class M1(a)	Ba3	1.400%	06/25/33	$1,154	$1,130,053
Ser. 2003-NC8, Class M1(a)	Caa1	1.250	09/25/33	1,217	1,159,018
Ser. 2004-HE3, Class M1(a)	BB-(b)	1.055	03/25/34	1,172	1,094,069
Ser. 2004-HE4, Class M1(a)	B3	1.100	05/25/34	3,355	3,179,321
Ser. 2004-NC6, Class M1(a)	B1	1.100	07/25/34	3,194	3,026,452
Ser. 2004-OP1, Class M1(a)	A3	1.070	11/25/34	971	897,185
Ser. 2004-WMC1, Class M1(a)	Ba1	1.130	06/25/34	261	254,425
Morgan Stanley Home Equity Loan Trust, Ser. 2006-1, Class A2C(a)	Caa1	0.530	12/25/35	484	454,973
Option Mortgage Loan Trust, Ser. 2004-1, Class M1(a)	B1	1.100	01/25/34	2,871	2,703,841
Residential Asset Mortgage Products, Inc., Ser. 2005-EFC2, Class M3(a)	Ba2	0.690	07/25/35	3,509	3,343,141
Residential Asset Securities Corp., Ser. 2005-KS8, Class M1(a)	A2	0.610	08/25/35	300	293,750
Securitized Asset Backed Receivables LLC Trust, Ser. 2004-NC1, Class M1(a)	B1	0.980	02/25/34	2,351	2,220,248
Specialty Underwriting & Residential Finance Trust, Ser. 2003-BC4, Class M1(a)	Ba3	1.100	11/25/34	925	872,852
Ser. 2004-BC3, Class M1(a)	B1	1.130	07/25/35	3,080	2,933,305
Ser. 2004-BC4, Class A2C(a)	Baa2	1.180	10/25/35	1,846	1,732,388
Structured Asset Investment Loan Trust, Ser. 2004-1, Class A3(a)	AA+(b)	1.000	02/25/34	4,876	4,614,296
Ser. 2003-BC10, Class A4(a)	A+(b)	1.200	10/25/33	3,000	2,858,004
Structured Asset Securities Corp., Ser. 2005-WF4, Class M1(a)	Baa3	0.600	11/25/35	250	237,052

					69,071,193

TOTAL ASSET-BACKED SECURITIES (cost $210,443,848)					212,354,735

See Notes to Financial Statements.

12	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
BANK LOANS(a) 5.5%

Aerospace & Defense 0.1%
Booz Allen Hamilton, Inc.	Ba3	2.698%	12/31/17		$49	$48,841
Wesco Aircraft Hardware Corp.	Ba3	2.546	12/07/17		930	927,957

						976,798

Airlines 0.1%
United Airlines	Ba2	4.000	04/01/19		1,325	1,339,493

Automotive 0.4%
Allison Transmission, Inc.	Ba3	3.283	08/07/17		1,546	1,549,990
Chrysler LLC	Ba1	6.000	05/24/17		82	83,137
Delphi Corp.	Baa2	0.000	03/01/18		3,000	3,000,000
Schaeffler AG (Germany)	Ba3	4.250	01/27/17		100	101,349

						4,734,476

Cable 0.5%
Cequel Communications Holdings LLC	Ba2	3.500	02/14/19		251	252,381
CSC Holdings LLC	Baa3	2.777	04/30/20		3,975	3,965,062
Kabel Deutschland Vertrieb und Service GmbH (Germany)	Ba2	3.250	02/01/19		25	24,667
Virgin Media Investment Holdings Ltd. (United Kingdom)	Ba3	3.500	06/30/20		1,500	1,499,063

						5,741,173

Capital Goods 0.4%
CBRE Services	Ba1	2.285	03/28/18		1,500	1,498,125
CBRE Services	Ba1	3.035	03/28/21		1,800	1,806,750
Dealer Computer Services, Inc.	Ba2	3.750	04/21/18		51	51,163
Hertz Corp.	Ba1	1.000	03/12/18		100	98,500
Hertz Corp.	Ba1	3.000	03/11/18		298	298,648
RAC PLC (original cost $480,900; purchased 10/24/12)(c)(d)	B2	5.629	10/29/19	GBP	300	470,199

						4,223,385

Chemicals 0.2%
Eastman Chemical Co.	Baa2	1.780	02/28/17		2,609	2,603,262
Rockwood Holdings, Inc.	Baa3	3.750	02/09/18		31	30,752

						2,634,014

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	13

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
BANK LOANS(a) (Continued)

Consumer 0.5%
ISS A/S (Denmark)	Ba3	3.750%	04/30/18		$2,225	$2,240,760
Pilot Travel Centers LLC	Ba2	3.750	03/30/18		249	245,019
PVH Corp.	Ba1	3.250	02/13/20		1,500	1,512,188
SeaWorld Parks & Entertainment, Inc.	Ba3	4.000	08/17/17		374	376,730
Tempur-Pedic International, Inc.	Ba3	3.289	12/12/17		988	987,500

						5,362,197

Electric 0.1%
Calpine Corp.	B1	4.000	04/01/18		27	27,046
Calpine Corp.	B1	4.000	04/01/18		27	27,047
Calpine Corp.	B1	4.000	10/09/19		498	503,630

						557,723

Energy—Other 0.2%
Phillips 66	BB-(b)	1.450	04/30/15		500	499,167
Plains Exploration & Production Co.	Ba1	3.277	11/30/17		1,200	1,197,600

						1,696,767

Foods 0.3%
Birds Eye Iglo Group Ltd.	B1	5.117	01/31/18	EUR	375	497,972
Dunkin Brands, Inc.	B2	3.750	02/14/20		1,245	1,257,511
H.J. Heinz Co.	Ba2	0.000	07/31/19		2,000	2,005,834

						3,761,317

Gaming 0.2%
CCM Merger, Inc.(a)	B2	6.000	03/01/17		383	386,208
MGM Resorts International	Ba2	3.280	12/20/17		1,496	1,499,055
Penn National Gaming, Inc.	Ba1	3.750	07/16/18		195	196,544
Scientific Games Corp.	Ba1	3.200	06/30/15		595	595,150

						2,676,957

Healthcare & Pharmaceutical 1.0%
Alere, Inc.	Ba3	3.284	06/30/16		47	47,098
Alere, Inc.	Ba3	3.533	06/30/17		17	17,061
Alere, Inc.	Ba3	3.534	06/30/17		46	46,406
Apria Healthcare Group, Inc.	B2	6.750	04/30/20		250	250,000

See Notes to Financial Statements.

14	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
BANK LOANS(a) (Continued)

Healthcare & Pharmaceutical (cont’d.)
Catalent Pharmaceuticals Solutions, Inc.	Ba3	3.784%	09/15/16		$847	$852,667
Community Health Systems, Inc.	Ba3	3.787	01/25/17		500	504,528
DaVita, Inc.	Ba2	2.700	11/01/17		1,728	1,730,271
DaVita, Inc.	Ba2	4.000	11/01/19		102	102,734
Endo Pharmaceuticals Holdings, Inc.	Baa3	2.000	06/17/16		481	479,718
ENDO Pharmaceuticals Holdings, Inc.	Baa3	2.035	03/15/18		3,000	2,994,998
HCA, Inc.	Ba3	3.534	03/31/17		200	200,249
HCR HealthCare LLC	B1	5.000	04/06/18		98	96,040
Health Management Associates, Inc.	Ba3	2.540	11/18/16		463	464,950
Hologic, Inc.	Ba2	2.198	08/01/17		241	240,926
LifePoint Hospital, Inc.	Ba1	2.026	07/24/17		589	588,014
Lifepoint Hospitals, Inc.	Ba1	2.784	07/24/17		1,247	1,254,148
Quintiles Transnational Corp.	B1	4.500	06/08/18		982	993,198
RPI Finance Trust	Baa2	3.500	05/09/18		395	397,722
Universal Health Services, Inc.	Ba2	2.034	08/15/16		494	494,367

						11,755,095

Media & Entertainment 0.2%
Cinemark USA, Inc.	Ba1	3.280	12/18/19		1,097	1,107,022
Nielsen Finance LLC	Ba2	3.034	05/02/16		1,496	1,513,831

						2,620,853

Non-Captive Finance 0.2%
RBS WorldPay, Inc.	Ba3	4.500	11/30/19	GBP	1,500	2,349,441

Pipelines & Other 0.1%
Energy Transfer Equity LP	Ba2	3.750	03/24/17		338	338,766
Ruby Western Pipeline Holdings LLC	Ba2	3.500	03/27/20		250	252,031

						590,797

Retailers 0.4%
Alliance Boots Ltd. (United Kingdom)	B1	3.993	07/09/17	GBP	325	498,528
Dollar General Corp.	Baa3	0.000	04/30/18		4,000	3,997,499

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	15

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
BANK LOANS(a) (Continued)

Retailers (cont’d.)
Nieman Marcus Group, Inc.	B2	4.000%	05/16/18	$425	$428,121

					4,924,148

Technology 0.6%
CDW LLC	Ba3	3.500	04/30/20	1,250	1,253,438
Edwards (Cayman Islands II) Ltd.	B2	4.750	03/26/20	1,000	1,003,125
First Data Corp.	B1	4.199	03/26/18	141	140,217
First Data Corp.	B1	4.278	09/24/18	225	224,438
Flextronics International Ltd. (Singapore)	Ba1	2.448	10/01/14	6	6,291
Freescale Semiconductor, Inc.	B1	5.000	02/28/20	100	101,125
Interactive Data Corp.	Ba3	3.750	02/12/18	500	505,000
NXP BV (Netherlands)	B1	3.778	01/11/20	424	433,829
Sensata Technologies BV (Netherlands)	Baa3	3.750	05/12/18	92	93,062
Sungard Data Systems, Inc.	Ba3	4.000	03/06/20	1,500	1,517,813
Syniverse Holdings, Inc.	B1	4.000	04/23/19	1,000	1,003,750

					6,282,088

TOTAL BANK LOANS (cost $61,852,122)					62,226,722

COMMERCIAL MORTGAGE-BACKED SECURITIES 14.6%
Banc of America Commercial Mortgage, Inc., Ser. 2005-2, Class AM(a)	Aaa	4.913	07/10/43	50	54,044
Ser. 2006-2, Class A4(a)	AAA(b)	5.919	05/10/45	5,000	5,647,305
Ser. 2006-3, Class A4(a)	BBB+(b)	5.889	07/10/44	700	791,993
Ser. 2006-6, Class A2	Aaa	5.309	10/10/45	333	335,857
Ser. 2007-1, Class A3	Aaa	5.449	01/15/49	167	170,289
Ser. 2007-1, Class AAB	Aaa	5.422	01/15/49	30	31,440
Ser. 2007-2, Class A3(a)	AAA(b)	5.769	04/10/49	200	212,188
Ser. 2007-2, Class A4(a)	A+(b)	5.796	04/10/49	5,000	5,787,135
Ser. 2007-5, Class A3	AAA(b)	5.620	02/10/51	30	30,681
Bear Stearns Commercial Mortgage Securities, Ser. 2006-PW11, Class A4(a)	AAA(b)	5.618	03/11/39	200	222,347
Ser. 2006-PW14, Class A2	AAA(b)	5.123	12/11/38	39	39,142
Ser. 2007-PW17, Class A3	AAA(b)	5.736	06/11/50	219	230,196
Ser. 2007-T26, Class A2	AAA(b)	5.330	01/12/45	11	11,138

See Notes to Financial Statements.

16	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Citigroup Commercial Mortgage Trust, Ser. 2007-C6, Class A4(a)	Aaa	5.885%	12/10/49	$1,210	$1,416,552
Ser. 2008-C7, Class A4(a)	Aaa	6.340	12/10/49	4,000	4,760,120
Citigroup Mortgage Loan Trust, Inc., Ser. 2005-WF1, Class A5(a)	Ba1	5.010	11/25/34	1,199	1,222,646
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2006-CD3, Class A5	Aaa	5.617	10/15/48	20	22,540
Ser. 2007-CD4, Class A2B	Aaa	5.205	12/11/49	42	42,286
Ser. 2007-CD4, Class A3	Aaa	5.293	12/11/49	200	206,727
Ser. 2007-CD4, Class A4	Aa3	5.322	12/11/49	5,965	6,792,507
Commercial Mortgage Pass-Through Certificates, Ser. 2006-C7, Class A4(a)	AAA(b)	5.940	06/10/46	85	95,901
Ser. 2012-CR1, Class A3	Aaa	3.391	05/15/45	15	16,131
Ser. 2012-CR5, Class A3	Aaa	2.540	12/10/45	1,000	1,006,769
Credit Suisse First Boston Mortgage Securities Corp., Ser. 2005-C2, Class A4	A1	4.832	04/15/37	97	102,842
Ser. 2005-C6, Class AM(a)	Aaa	5.230	12/15/40	100	110,448
Credit Suisse Mortgage Capital Certificates, Ser. 2006-C1, Class AM(a)	AAA(b)	5.581	02/15/39	1,014	1,125,329
Ser. 2007-C4, Class A3(a)	Aaa	5.955	09/15/39	1,383	1,446,527
CW Capital Cobalt Ltd., Ser. 2006-C1, Class A4	AA+(b)	5.223	08/15/48	5,790	6,457,043
Federal National Mortgage Association
Ser. 2012-M8, Class X1, I/O(a)	AA+(b)	2.379	12/25/19	52,175	5,057,201
FHLMC Multifamily Structured Pass Through Certificates, Ser. K007, Class X1, I/O(a)	AA+(b)	1.396	04/25/20	5,545	362,245
Ser. K008, Class X1, I/O(a)	NR	1.828	06/25/20	1,293	118,721
Ser. K010, Class X1, I/O(a)	NR	0.562	10/25/20	24,917	484,179
Ser. K019, Class A2	NR	2.272	03/25/22	2,000	2,026,610
Ser. K020, Class X1, I/O(a)	AA+(b)	1.612	05/25/22	1,990	211,377
Ser. K020, Class A2	NR	2.373	05/25/22	1,430	1,456,339
Ser. K021, Class A2	NR	2.396	06/25/22	565	575,789
Ser. K021, Class X1, I/O(a)	AA+(b)	1.647	06/25/22	4,490	497,179
Ser. K501, Class X1A, I/O(a)	AA+(b)	1.877	08/25/16	394	16,771

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	17

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Ser. K710, Class X1, I/O(a)	AA+(b)	1.915%	05/25/19	$499	$45,963
Ser. K711, Class X1, I/O(a)	AA+(b)	1.712	07/25/19	3,995	359,396
GE Capital Commercial Mortgage Corp., Ser. 2005-C4, Class A4(a)	Aaa	5.471	11/10/45	4,000	4,399,584
Ser. 2007-C1, Class AAB	Aaa	5.477	12/10/49	115	121,822
GMAC Commercial Mortgage Securities, Inc., Ser. 2005-C1, Class AM	AAA(b)	4.754	05/10/43	425	457,060
Ser. 2006-C1, Class A4	AAA(b)	5.238	11/10/45	30	32,493
Greenwich Capital Commercial Funding Corp., Ser. 2005-GG3, Class A3	Aaa	4.569	08/10/42	55	54,701
Ser. 2005-GG3, Class AJ	Baa1	4.859	08/10/42	1,200	1,278,104
Ser. 2005-GG5, Class AAB(a)	Aaa	5.190	04/10/37	106	109,664
Ser. 2005-GG5, Class A5	Aa2	5.224	04/10/37	5,000	5,456,590
Ser. 2007-GG9, Class A2	Aaa	5.381	03/10/39	282	290,272
Ser. 2007-GG11, Class A3	AAA(b)	5.716	12/10/49	155	157,367
GS Mortgage Securities Corp. II, Ser. 2005-GG4, Class AABA	Aaa	4.680	07/10/39	30	30,342
Ser. 2006-GG6, Class A2(a)	AAA(b)	5.506	04/10/38	49	49,672
Ser. 2006-GG6, Class A4(a)	AAA(b)	5.553	04/10/38	105	116,557
Ser. 2006-GG8, Class A2	Aaa	5.479	11/10/39	29	29,323
Ser. 2006-GG8, Class A3	Aaa	5.542	11/10/39	200	203,450
Ser. 2006-GG8, Class A4	Aaa	5.560	11/10/39	1,500	1,706,712
Ser. 2013-GC10, Class XB, 144, I/O	A-(b)	0.501	02/10/46	103,126	4,740,496
JPMorgan Chase Commercial Mortgage Securities Corp.
Ser. 2004-CBX, Class AJ	Aa1	4.951	01/12/37	200	206,268
Ser. 2005-CB13, Class A2FL	Aaa	0.324	01/12/43	1	1,343
Ser. 2005-CB13, Class A3A1(a)	Aaa	5.472	01/12/43	47	48,263
Ser. 2005-LDP3, Class A4B	Aaa	4.996	08/15/42	180	196,443
Ser. 2005-LDP4, Class AM(a)	Aa2	4.999	10/15/42	750	815,846
Ser. 2005-LDP5, Class A3(a)	Aaa	5.397	12/15/44	1,140	1,170,676
Ser. 2006-LDP6, Class ASB(a)	Aaa	5.490	04/15/43	97	101,017
Ser. 2007-LD11, Class A2(a)	Aaa	5.987	06/15/49	1,034	1,065,332
Ser. 2007-LD11, Class A3(a)	Aaa	6.002	06/15/49	218	231,116
Ser. 2007-LD12, Class A2	Aaa	5.827	02/15/51	157	160,384
Ser. 2007-LD12, Class A3(a)	Aaa	6.126	02/15/51	1,700	1,784,680
Ser. 2007-LD12, Class A4(a)	Aaa	5.882	02/15/51	4,000	4,675,036

See Notes to Financial Statements.

18	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Ser. 2011-C3, Class A2, 144A	AAA(b)	3.673%	02/15/46	$500		$537,959
Ser. 2012-C8, Class A2	AAA(b)	1.797	10/15/45	2,000		2,058,122
Ser. 2012-LC9, Class A3	Aaa	2.475	12/15/47	1,000		1,028,297
Ser. 2012-LC9, Class A4	Aaa	2.611	12/15/47	1,700		1,707,724
Ser. 2013-FL3, Class XCP, 144A, I/O(a)	BB(b)	1.602	04/15/28	192,000		3,420,230
JPMorgan Mortgage Trust, Ser. 2007-A1, Class 4A1(a)	B1	2.991	07/25/35	693		695,760
LB Commercial Conduit Mortgage Trust, Ser. 2007-C3, Class A3(a)	Aaa	6.071	07/15/44	172		178,532
LB-UBS Commercial Mortgage Trust, Ser. 2004-C6, Class A6(a)	AAA(b)	5.020	08/15/29	20		20,745
Ser. 2005-C7, Class A4	AAA(b)	5.197	11/15/30	5,397		5,863,374
Ser. 2005-C7, Class AM(a)	AA(b)	5.263	11/15/40	70		77,013
Ser. 2006-C6, Class A2	Aaa	5.262	09/15/39	767	(e)	773
Ser. 2006-C7, Class A2	AAA(b)	5.300	11/15/38	141		148,421
Ser. 2007-C2, Class A2	AAA(b)	5.303	02/15/40	42		42,350
Merrill Lynch Mortgage Trust, Ser. 2005-LC1, Class AM(a)	Aaa	5.487	01/12/44	102		113,215
Ser. 2006-C1, Class AM(a)	AA(b)	5.873	05/12/39	30		33,921
Ser. 2007-C1, Class A3(a)	AAA(b)	6.044	06/12/50	945		996,634
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2006-1, Class AM(a)	A(b)	5.718	02/12/39	20		22,256
Ser. 2006-2, Class AM(a)	Aa2	6.094	06/12/46	100		114,243
Ser. 2006-3, Class A4	Aaa	5.414	07/12/46	4,500		5,096,547
Ser. 2006-4, Class A2	Aaa	5.112	12/12/49	17		16,818
Ser. 2006-4, Class A2FL(a)	Aaa	0.119	12/12/49	7		7,104
Morgan Stanley Bank of America Merrill Lynch Trust
Ser. 2012-C5, Class XB, 144A, I/O(a)	Aa2	0.419	08/15/45	65,968		1,644,318
Ser. 2013-C7, Class A3	Aaa	2.655	02/15/46	3,000		3,010,488
Ser. 2013-C8, Class A3	Aaa	2.863	12/15/48	4,000		4,060,604
Ser. 2013-C8, Class XB, 144A, I/O(a)	AA-(b)	0.497	12/15/48	68,276		2,869,729
Morgan Stanley Capital I Trust, Ser. 2005-IQ10, Class A4B(a)	Aaa	5.284	09/15/42	1,000		1,103,200
Ser. 2006-HQ9, Class AM(a)	AAA(b)	5.773	07/12/44	200		226,993
Ser. 2007-HQ11, Class A2	Aaa	5.359	02/12/44	1		1,191

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	19

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Ser. 2007-HQ11, Class A4(a)	Aaa	5.447%	02/12/44	$4,100	$4,695,763
Ser. 2007-HQ11, Class A31	Aaa	5.439	02/12/44	160	164,930
Ser. 2007-HQ12, Class A2FX(a)	BBB(b)	5.763	04/12/49	49	50,033
Ser. 2007-IQ14, Class AAB(a)	Aaa	5.654	04/15/49	283	303,574
Structured Asset Securities Corp. Pass Through Trust Ser. 2003-30, Class 2A1(a)	A+(b)	5.024	10/25/33	1,256	1,313,993
Ser. 2003-37A, Class 3A7(a)	Ba3	2.699	12/25/33	2,164	2,167,485
UBS-Barclays Commercial Mortgage Trust, Ser. 2012-C4, Class A3	Aaa	2.533	12/10/45	2,800	2,863,134
Ser. 2012-C4, Class A4	Aaa	2.792	12/10/45	1,500	1,523,684
Ser. 2013-C6, Class A3	Aaa	2.971	04/10/46	2,900	2,984,934
Ser. 2013-C6, Class XB, 144A, I/O	A2	0.408	04/10/46	140,883	5,173,055
UBS-Citigroup Commercial Mortgage Trust, Ser. 2011-C1, Class A3	Aaa	3.595	01/10/45	1,135	1,228,525
Wachovia Bank Commercial Mortgage Trust, Ser. 2004-C10, Class A4	Aaa	4.748	02/15/41	20	20,967
Ser. 2005-C17, Class AJ(a)	Aa2	5.224	03/15/42	500	535,856
Ser. 2005-C20, Class AMFX(a)	Aa1	5.179	07/15/42	167	182,585
Ser. 2005-C21, Class AM(a)	Aaa	5.415	10/15/44	321	353,111
Ser. 2005-C22, Class A4(a)	Aaa	5.466	12/15/44	3,975	4,363,783
Ser. 2006-C23, Class A5(a)	Aaa	5.416	01/15/45	3,000	3,350,886
Ser. 2006-C25, Class A5(a)	Aaa	5.919	05/15/43	4,000	4,557,196
Ser. 2006-C27, Class A3	Aaa	5.765	07/15/45	4,967	5,488,007
Ser. 2006-C28, Class A4	Aaa	5.572	10/15/48	5,000	5,646,415
Ser. 2007-C31, Class A4	Aa2	5.509	04/15/47	2,500	2,833,205
Ser. 2007-C33, Class A4(a)	Aaa	6.122	02/15/51	250	287,184

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $161,005,983)					164,475,372

CORPORATE BONDS 29.8%

Aerospace & Defense 0.4%
B/E Aerospace, Inc., Sr. Unsec’d. Notes	Ba2	5.250	04/01/22	100	106,500
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	Ba2	7.500	03/15/18	1,500	1,730,624

See Notes to Financial Statements.

20	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Aerospace & Defense (cont’d.)
Moog, Inc., Sr. Sub. Notes	Ba3	7.250%	06/15/18	$1,629	$1,696,196
Precision Castparts Corp., Sr. Unsec’d. Notes	A2	2.500	01/15/23	490	490,610
Sr. Unsec’d. Notes	A2	3.900	01/15/43	100	101,713
Textron, Inc., Sr. Unsec’d. Notes	Baa3	4.625	09/21/16	500	546,016

					4,671,659

Airlines
Continental Airlines, Inc. Pass Through Trust, Pass-thru Certs., Ser. 2012-2, Class A	Baa2	4.000	10/29/24	125	131,563
Ser. 2007-1, Class A	Baa2	5.983	04/19/22	105	120,007
Delta Air Lines Pass-Through Trust, Pass-thru Certs., Ser. 2011-1, Class A	Baa2	5.300	04/15/19	104	115,982

					367,552

Automotive 0.3%
American Axle & Manufacturing Holdings, Inc., Sr. Sec’d. Notes, 144A	Ba1	9.250	01/15/17	500	546,250
Daimler Finance North America LLC, Gtd. Notes, 144A	A3	1.300	07/31/15	275	277,000
Gtd. Notes, 144A	A3	1.875	01/11/18	625	631,936
Gtd. Notes, 144A	A3	2.950	01/11/17	750	792,255
Ford Motor Co., Sr. Unsec’d. Notes	Baa3	4.750	01/15/43	150	149,941
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Baa3	2.375	01/16/18	650	652,785
Sr. Unsec’d. Notes	Baa3	3.000	06/12/17	410	424,971
Sr. Unsec’d. Notes	Baa3	4.207	04/15/16	200	213,602
Harley-Davidson Financial Services, Inc., Gtd. Notes, 144A, MTN	Baa1	2.700	03/15/17	25	25,876
Lear Corp., Gtd. Notes	Ba2	7.875	03/15/18	93	100,556

					3,815,172

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	21

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Banking 5.5%
Abbey National Treasury Services PLC (United Kingdom), Gtd. Notes.	A2	2.875%	04/25/14	$50	$50,940
American Express Co., Sr. Unsec’d. Notes, 144A	A3	2.650	12/02/22	999	1,001,092
Sr. Unsec’d. Notes	A3	7.000	03/19/18	165	206,926
Banco de Credito del Peru (Peru), Sr. Unsec’d. Notes, 144A	Baa2	4.250	04/01/23	263	263,921
Bank of America Corp., Jr. Sub. Notes, Ser. M(a)	B1	8.125	12/29/49	1,000	1,140,000
Sr. Unsec’d. Notes, MTN	Baa2	3.300	01/11/23	2,025	2,050,979
Sr. Unsec’d. Notes	Baa2	5.625	10/14/16	160	180,491
Sr. Unsec’d. Notes	Baa2	5.700	01/24/22	1,270	1,513,708
Sr. Unsec’d. Notes	Baa2	5.875	01/05/21	450	543,023
Sr. Unsec’d. Notes, MTN	Baa2	5.875	02/07/42	650	812,726
Sr. Unsec’d. Notes	Baa2	6.000	09/01/17	500	581,422
Sr. Unsec’d. Notes	Baa2	7.625	06/01/19	490	627,331
BB&T Corp., Sr. Unsec’d. Notes, MTN	A2	1.600	08/15/17	25	25,338
Branch Banking & Trust Co., Sub. Notes(a)	A2	0.600	09/13/16	1,500	1,486,161
Capital One Bank USA NA, Sub. Notes	Baa1	3.375	02/15/23	1,720	1,750,137
Capital One Financial Corp., Sr. Unsec’d. Notes	Baa1	4.750	07/15/21	300	344,361
Sr. Unsec’d. Notes	Baa1	6.750	09/15/17	300	363,660
Sub. Notes	Baa2	6.150	09/01/16	110	126,123
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	3.375	03/01/23	750	776,670
Sr. Unsec’d. Notes	Baa2	4.500	01/14/22	1,525	1,721,952
Sr. Unsec’d. Notes	Baa2	6.125	05/15/18	330	397,185
Sr. Unsec’d. Notes	Baa2	8.125	07/15/39	1,455	2,215,499
Sr. Unsec’d. Notes	Baa2	8.500	05/22/19	350	470,824
Sub. Notes	Baa3	4.050	07/30/22	550	571,705
Sub. Notes	Baa3	4.875	05/07/15	250	266,391
Sub. Notes	Baa3	5.000	09/15/14	100	104,839
Discover Bank, Sr. Unsec’d. Notes	Baa3	2.000	02/21/18	1,200	1,212,192
Sub. Notes	Ba1	7.000	04/15/20	800	999,670

See Notes to Financial Statements.

22	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Banking (cont’d.)
Fifth Third Bank, Sr. Unsec’d. Notes	A3	1.450%	02/28/18	$2,275	$2,283,659
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	3.625	01/22/23	1,075	1,115,146
Sr. Unsec’d. Notes	A3	5.125	01/15/15	100	106,880
Sr. Unsec’d. Notes	A3	5.750	01/24/22	1,515	1,808,907
Sr. Unsec’d. Notes(f)	A3	6.000	06/15/20	4,450	5,361,306
Sr. Unsec’d. Notes	A3	6.250	02/01/41	600	748,510
Sub. Notes	Baa1	5.625	01/15/17	130	145,547
HSBC Bank PLC (United Kingdom), Sr. Notes, 144A	Aa3	3.500	06/28/15	120	126,951
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	Aa3	4.000	03/30/22	1,600	1,772,373
Sub. Notes	A3	6.500	05/02/36	610	768,163
ING Bank NV (Netherlands), Unsec’d. Notes, 144A	A2	2.000	09/25/15	300	305,070
Intesa Sanpaolo SpA (Italy), Sr. Unsec’d. Notes	Baa2	3.125	01/15/16	475	474,828
JPMorgan Chase & Co., Jr. Sub. Notes, Ser. 1(a)	Ba1	7.900	04/29/49	130	151,406
Sr. Unsec’d. Notes	A2	3.150	07/05/16	15	15,947
Sr. Unsec’d. Notes	A2	3.200	01/25/23	3,500	3,586,849
Sr. Unsec’d. Notes(f)	A2	3.250	09/23/22	1,615	1,653,781
Sr. Unsec’d. Notes	A2	4.500	01/24/22	720	813,249
Sr. Unsec’d. Notes	A2	5.400	01/06/42	600	723,659
Sr. Unsec’d. Notes	A2	6.000	01/15/18	130	154,963
Sub. Notes	A3	3.375	05/01/23	425	423,927
KeyBank, Sr. Unsec’d. Notes	A3	1.650	02/01/18	700	711,297
Lloyds TSB Bank PLC (United Kingdom), Gtd. Notes., 144A, MTN	A2	5.800	01/13/20	100	119,711
Gtd. Notes.	A2	6.375	01/21/21	300	375,726
Mizuho Corporate Bank Ltd. (Japan), Gtd. Notes, 144A	A1	1.850	03/21/18	675	680,733

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	23

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Banking (cont’d.)
Morgan Stanley, Notes, Ser. G, MTN	Baa1	6.625%	04/01/18	$100	$119,881
Sr. Unsec’d. Notes	Baa1	2.125	04/25/18	2,880	2,886,362
Sr. Unsec’d. Notes	Baa1	3.750	02/25/23	1,350	1,401,089
Sr. Unsec’d. Notes	Baa1	6.375	07/24/42	700	887,603
Sr. Unsec’d. Notes, Ser. G, MTN	Baa1	4.100	01/26/15	130	136,227
Sr. Unsec’d. Notes, Ser. G, MTN	Baa1	5.500	07/28/21	1,150	1,349,661
Sr. Unsec’d. Notes, MTN	Baa1	5.625	09/23/19	680	792,163
Sr. Unsec’d. Notes, MTN	Baa1	5.750	10/18/16	365	412,367
Sub. Notes	Baa2	4.875	11/01/22	250	269,495
Nordea Bank AB (Sweden), Sr. Unsec’d. Notes, 144A	Aa3	3.125	03/20/17	200	213,540
People’s United Financial, Inc., Sr. Unsec’d. Notes	A3	3.650	12/06/22	325	335,271
PNC Bank NA, Sub. Notes	A3	2.950	01/30/23	900	907,159
PNC Financial Services Group, Inc., Sr. Unsec’d. Notes(g)	A3	2.854	11/09/22	125	125,716
PNC Funding Corp., Gtd. Notes.	A3	2.700	09/19/16	50	52,801
Royal Bank of Scotland Group PLC (The) (United Kingdom), Sr. Unsec’d. Notes	Baa1	2.550	09/18/15	50	51,503
Royal Bank of Scotland PLC (The) (United Kingdom), Gtd. Notes.	A3	4.875	03/16/15	100	106,982
Gtd. Notes.	A3	6.125	01/11/21	350	426,872
Santander Holdings USA, Inc., Sr. Unsec’d. Notes	Baa2	3.000	09/24/15	75	77,613
Sr. Unsec’d. Notes	Baa2	4.625	04/19/16	870	934,032
Sumitomo Mitsui Banking Corp. (Japan), Gtd. Notes.	Aa3	3.000	01/18/23	800	822,082
SunTrust Bank, Sr. Unsec’d. Notes	A3	2.750	05/01/23	1,225	1,229,967
US Bancorp, Jr. Sub. Notes	A3	3.442	02/01/16	130	138,396
Sub. Notes, MTN	A2	2.950	07/15/22	25	25,269

See Notes to Financial Statements.

24	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Banking (cont’d.)
Wells Fargo & Co., Sr. Unsec’d. Notes(a)	A2	0.476%	10/28/15	$200	$199,521
Sr. Unsec’d. Notes, MTN	A2	2.100	05/08/17	100	103,684
Sr. Unsec’d. Notes, MTN	A2	3.500	03/08/22	930	997,652
Sr. Unsec’d. Notes, MTN	A2	4.600	04/01/21	250	289,118
Sub. Notes, Ser. M, MTN	A3	3.450	02/13/23	675	688,765

					62,214,645

Brokerage 0.1%
Jefferies Group, Inc., Sr. Unsec’d. Notes	Baa3	6.500	01/20/43	175	192,450
Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes, MTN	Baa3	2.000	09/13/16	540	542,834

					735,284

Building Materials & Construction 0.3%
Building Materials Corp. of America, Sr. Notes, 144A (original cost $648,750; purchased 09/28/12)(c)(d)	Ba3	6.875	08/15/18	600	648,000
Cemex Finance LLC, Sr. Sec’d. Notes, RegS	B(b)	9.500	12/14/16	500	537,500
KB Home, Gtd. Notes	B2	7.500	09/15/22	675	769,500
Mohawk Industries, Inc., Sr. Unsec’d. Notes	Ba1	3.850	02/01/23	274	286,081
Odebrecht Finance Ltd. (Cayman Islands), Gtd. Notes, 144A	Baa3	5.125	06/26/22	600	642,000
Gtd. Notes, 144A	Baa3	7.125	06/26/42	220	251,900
Owens Corning, Gtd. Notes	Ba1	4.200	12/15/22	125	131,883

					3,266,864

Cable 1.5%
Bresnan Broadband Holdings LLC, Gtd. Notes, 144A	B3	8.000	12/15/18	725	793,875

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	25

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
CORPORATE BONDS (Continued)

Cable (cont’d.)
Cequel Communications Holdings I LLC and Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	B3	8.625%	11/15/17		$500	$535,625
Columbus International, Inc. (Barbados), Sr. Sec’d. Notes, 144A (original cost $1,509,313; purchased 09/13/12 - 01/24/13)(c)(d)	B2	11.500	11/20/14		1,350	1,501,874
Comcast Corp., Gtd. Notes	A3	4.250	01/15/33		925	978,086
Gtd. Notes	A3	6.450	03/15/37		750	1,002,467
Gtd. Notes	A3	6.500	01/15/17		100	120,016
COX Communications, Inc., Sr. Unsec’d. Notes, 144A (original cost $898,875; purchased 04/24/13)(c)(d)	Baa2	4.500	06/30/43		900	899,607
CSC Holdings LLC, Sr. Unsec’d. Notes	Ba3	6.750	11/15/21		50	57,125
Sr. Unsec’d. Notes	Ba3	8.625	02/15/19		35	42,613
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	3.500	03/01/16		130	138,445
Dish DBS Corp., Gtd. Notes	Ba2	6.625	10/01/14		200	212,500
Lynx I Corp. (United Kingdom), Sr. Sec’d. Notes, 144A	Ba3	6.000	04/15/21	GBP	800	1,311,027
NET Servicos de Comunicacao SA (Brazil), Gtd. Notes	Baa3	7.500	01/27/20		2,207	2,482,874
Time Warner Cable, Inc., Gtd. Notes	Baa2	6.550	05/01/37		75	90,521
Time Warner Entertainment Co. LP, Gtd. Notes	Baa2	8.375	07/15/33		660	946,297
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), Sr. Sec’d. Notes, 144A, MTN	Ba3	5.125	01/21/23	EUR	620	812,427
Sr. Sec’d. Notes, 144A	Ba3	5.500	09/15/22	EUR	160	214,400

See Notes to Financial Statements.

26	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
CORPORATE BONDS (Continued)

Cable (cont’d.)
UPC Holding BV (Netherlands), Sec’d. Notes, 144A	B2	9.875%	04/15/18		$3,050	$3,400,750
UPCB Finance III Ltd. (Cayman Islands), Sr. Sec’d. Notes, 144A	Ba3	6.625	07/01/20		150	163,125
Videotron Ltee (Canada), Gtd. Notes	Ba2	9.125	04/15/18		700	736,750

						16,440,404

Capital Goods 1.4%
Actuant Corp., Gtd. Notes	Ba2	5.625	06/15/22		75	78,188
Brunswick Rail Finance Ltd. (Ireland), Gtd. Notes, 144A	Ba3	6.500	11/01/17		200	211,000
Case New Holland, Inc., Gtd. Notes	Ba2	7.750	09/01/13		100	101,875
Caterpillar Financial Services Corp., Notes, MTN	A2	2.625	03/01/23		625	630,397
Sr. Unsec’d. Notes, Ser. G, MTN	A2	1.250	11/06/17		325	327,453
CNH Capital LLC, Gtd. Notes	Ba2	3.875	11/01/15		500	517,500
Deere & Co., Sr. Unsec’d. Notes	A2	2.600	06/08/22		50	51,094
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $44,987; purchased 03/12/12)(c)(d)	Baa1	2.750	03/15/17		45	46,970
Gtd. Notes, 144A (original cost $107,597; purchased 10/10/12)(c)(d)	Baa1	5.625	03/15/42		100	114,492
General Electric Co., Sr. Unsec’d. Notes	Aa3	4.125	10/09/42		125	132,341
Griffon Corp., Gtd. Notes	B1	7.125	04/01/18		1,850	2,011,875
Hertz Holdings Netherlands BV (Netherlands), Sr. Sec’d. Notes, RegS	B1	8.500	07/31/15	EUR	100	138,938

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	27

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Capital Goods (cont’d.)
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Notes, 144A (original cost $24,990; purchased 07/10/12)(c)(d)	Baa3	2.500%	07/11/14	$25	$25,454
Sr. Unsec’d. Notes, 144A (original cost $274,593; purchased 09/24/12)(c)(d)	Baa3	2.500	03/15/16	275	284,585
Sr. Unsec’d. Notes, 144A (original cost $449,024; purchased 01/14/13)(c)(d)	Baa3	2.875	07/17/18	450	471,686
Unsec’d. Notes, 144A (original cost $24,976; purchased 05/08/12)(c)(d)	Baa3	3.125	05/11/15	25	25,994
Pentair Finance SA (Luxembourg), Gtd. Notes	Baa2	1.350	12/01/15	325	326,142
Gtd. Notes	Baa2	1.875	09/15/17	50	50,203
Roper Industries, Inc., Sr. Unsec’d. Notes	Baa2	1.850	11/15/17	175	177,459
SPX Corp., Gtd. Notes	Ba2	6.875	09/01/17	1,000	1,122,500
Gtd. Notes	Ba2	7.625	12/15/14	600	654,750
Terex Corp., Gtd. Notes	B3	6.000	05/15/21	1,650	1,773,750
United Rentals North America, Inc., Gtd. Notes	B3	7.625	04/15/22	2,250	2,581,875
Gtd. Notes	B3	9.250	12/15/19	240	273,600
Sr. Unsec’d. Notes	B3	8.250	02/01/21	550	627,000
United Technologies Corp., Sr. Unsec’d. Notes	A2	1.800	06/01/17	50	51,639
Sr. Unsec’d. Notes	A2	4.500	06/01/42	140	154,737
Votorantim Cimentos SA (Brazil), Gtd. Notes	Baa3	7.250	04/05/41	300	341,250
Gtd. Notes	Baa3	7.250	04/05/41	700	796,250
Xylem, Inc.,
Gtd. Notes	Baa2	3.550	09/20/16	1,635	1,741,827
Sr. Unsec’d. Notes	Baa2	4.875	10/01/21	50	57,142

					15,899,966

See Notes to Financial Statements.

28	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Chemicals 1.2%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	Baa2	6.125%	01/15/41	$170	$207,234
Ashland, Inc., Gtd. Notes, 144A	Ba1	4.750	08/15/22	700	731,500
Sr. Unsec’d. Notes, 144A	Ba1	3.875	04/15/18	425	437,750
CF Industries, Inc., Gtd. Notes	Baa3	6.875	05/01/18	160	192,608
Gtd. Notes	Baa3	7.125	05/01/20	125	156,285
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa2	3.000	11/15/22	1,550	1,550,628
Sr. Unsec’d. Notes	Baa2	5.250	11/15/41	125	141,318
Sr. Unsec’d. Notes	Baa2	5.900	02/15/15	120	130,744
Sr. Unsec’d. Notes	Baa2	9.400	05/15/39	120	198,128
E.I. du Pont de Nemours & Co., Sr. Unsec’d. Notes	A2	4.150	02/15/43	775	817,090
Ecolab, Inc., Sr. Unsec’d. Notes	Baa1	1.450	12/08/17	600	597,928
Koppers, Inc., Gtd. Notes	B1	7.875	12/01/19	1,600	1,767,999
LyondellBasell Industries NV (Netherlands), Sr. Unsec’d. Notes	Baa3	6.000	11/15/21	700	849,314
Mexichem SAB de CV (Mexico), Sr. Unsec’d. Notes, RegS	Ba1	4.875	09/19/22	1,300	1,413,750
Sr. Unsec’d. Notes, 144A	Ba1	4.875	09/19/22	1,500	1,631,249
Nova Chemicals Corp. (Canada), Sr. Unsec’d. Notes	Ba2	8.625	11/01/19	100	113,125
Phosagro OAO Via Phosagro Bond Funding Ltd. (Russia), Gtd. Notes, 144A	Baa3	4.204	02/13/18	930	950,925
Sherwin-Williams Co. (The), Sr. Unsec’d. Notes	A3	1.350	12/15/17	350	353,642
Sibur Securities Ltd. (Ireland), Sr. Unsec’d., 144A	Ba1	3.914	01/31/18	900	884,475

					13,125,692

Consumer 0.5%
ADT Corp. (The), Sr. Unsec’d. Notes, 144A	Baa2	2.250	07/15/17	50	50,626

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	29

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Consumer (cont’d.)
Sr. Unsec’d. Notes, 144A	Baa2	4.125%	06/15/23	$125	$131,225
Jarden Corp., Gtd. Notes	Ba3	6.125	11/15/22	500	544,375
Newell Rubbermaid, Inc., Sr. Unsec’d. Notes	Baa3	2.050	12/01/17	375	378,638
PVH Corp., Sr. Unsec’d. Notes	Ba3	4.500	12/15/22	700	721,875
Sr. Unsec’d. Notes	Ba3	7.375	05/15/20	505	567,494
Service Corp. International, Sr. Unsec’d. Notes	Ba3	7.000	05/15/19	1,500	1,640,625
Spectrum Brands, Inc., Sr. Sec’d. Notes	Ba3	9.500	06/15/18	1,500	1,685,625

					5,720,483

Electric 0.7%
Alabama Power Co., Sr. Unsec’d. Notes	A2	3.850	12/01/42	275	274,897
American Electric Power Co., Inc., Sr. Unsec’d. Notes, Ser. F	Baa2	2.950	12/15/22	550	555,742
Calpine Corp., Sr. Sec’d. Notes, 144A	B1	7.250	10/15/17	444	470,085
Connecticut Light & Power Co. (The), First Mtge. Bonds	A3	2.500	01/15/23	375	380,663
DTE Energy Co., Sr. Unsec’d. Notes(a)	Baa1	0.987	06/03/13	50	50,024
Duke Energy Carolinas LLC, First Mtge. Bonds	A1	4.000	09/30/42	50	51,028
Duke Energy Corp., Sr. Unsec’d. Notes	Baa2	1.625	08/15/17	225	228,149
Entergy Corp., Sr. Unsec’d. Notes	Baa3	4.700	01/15/17	75	82,022
FirstEnergy Corp., Sr. Unsec’d. Notes, Ser. A	Baa3	2.750	03/15/18	950	968,325
NRG Energy, Inc., Gtd. Notes	B1	7.625	01/15/18	1,775	2,056,780
Progress Energy, Inc., Sr. Unsec’d. Notes	Baa2	3.150	04/01/22	75	77,747

See Notes to Financial Statements.

30	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
CORPORATE BONDS (Continued)

Electric (cont’d.)
Public Service Electric & Gas Co., Sec’d. Notes, MTN	A1	3.800%	01/01/43		$200	$204,596
South Carolina Electric & Gas Co., First Mtge. Bonds	A3	4.350	02/01/42		130	138,834
SP Powerassets Ltd. (Singapore), Sr. Unsec’d. Notes, MTN, RegS	Aa3	2.700	09/14/22		1,475	1,458,915
Techem Energy Metering Service GmbH & Co. KG (Germany), Gtd. Notes, 144A, MTN	B3	7.875	10/01/20	EUR	125	178,611
Techem GmbH (Germany), Sr. Sec’d. Notes, 144A, MTN	Ba3	6.125	10/01/19	EUR	200	286,568
Westar Energy, Inc., First Mtge. Bonds	A3	4.100	04/01/43		325	345,218

						7,808,204

Energy—Integrated 1.1%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	1.846	05/05/17		150	154,624
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	Baa2	3.000	08/15/22		175	178,919
Sr. Unsec’d. Notes	Baa2	4.450	09/15/42		1,070	1,078,368
Pacific Rubiales Energy Corp. (Canada), Gtd. Notes, 144A	Ba2	7.250	12/12/21		2,500	2,850,001
Reliance Holdings USA, Inc., Gtd. Notes, 144A	Baa2	5.400	02/14/22		1,100	1,239,810
Sasol Financing International PLC (United Kingdom), Gtd. Notes	Baa1	4.500	11/14/22		3,700	3,798,050
Suncor Energy, Inc. (Canada), Sr. Unsec’d. Notes	Baa1	6.100	06/01/18		525	636,685
TNK-BP Finance SA (Luxembourg), Gtd. Notes, 144A, MTN	Baa2	6.625	03/20/17		180	205,200
Total Capital International SA (France), Gtd. Notes	Aa1	1.500	02/17/17		2,000	2,034,982

						12,176,639

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	31

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Energy—Other 1.0%
Afren PLC (United Kingdom), Sr. Sec’d. Notes, RegS	B(b)	10.250%	04/08/19	$900	$1,073,250
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Baa3	5.950	09/15/16	600	689,930
Sr. Unsec’d. Notes	Baa3	6.375	09/15/17	1,380	1,651,787
Sr. Unsec’d. Notes	Baa3	6.450	09/15/36	750	958,520
Cameron International Corp., Sr. Unsec’d. Notes(a)	Baa1	1.217	06/02/14	125	125,657
Sr. Unsec’d. Notes	Baa1	3.600	04/30/22	450	479,732
Sr. Unsec’d. Notes	Baa1	4.500	06/01/21	340	384,012
Sr. Unsec’d. Notes	Baa1	5.950	06/01/41	100	126,709
Devon Energy Corp., Sr. Unsec’d. Notes	Baa1	1.875	05/15/17	75	76,225
Nabors Industries, Inc., Gtd. Notes	Baa2	4.625	09/15/21	240	252,748
Gtd. Notes	Baa2	6.150	02/15/18	80	91,615
National Oilwell Varco, Inc., Sr. Unsec’d. Notes	A2	3.950	12/01/42	125	124,953
Noble Energy, Inc., Sr. Unsec’d. Notes	Baa2	6.000	03/01/41	1,175	1,478,908
Noble Holding International Ltd. (Cayman Islands), Gtd. Notes	Baa2	2.500	03/15/17	25	25,671
Phillips 66, Gtd. Notes, Ser. WI	Baa1	2.950	05/01/17	25	26,613
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	Baa3	7.500	01/15/20	610	787,240
Plains Exploration & Production Co., Gtd. Notes	B1	6.500	11/15/20	600	669,000
Rosneft Oil Co. via Rosneft International Finance Ltd. (Ireland), Sr. Unsec’d. Notes, 144A	Baa1	3.149	03/06/17	300	302,985
Schlumberger Norge AS (Norway), Gtd. Notes, 144A	A1	1.250	08/01/17	1,200	1,206,045
Transocean, Inc. (Cayman Islands), Gtd. Notes	Baa3	2.500	10/15/17	75	76,402

See Notes to Financial Statements.

32	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Energy—Other (cont’d.)
Gtd. Notes	Baa3	5.050%	12/15/16	$75	$83,642
Weatherford International Ltd. (Bermuda), Gtd. Notes	Baa2	5.950	04/15/42	785	859,272

					11,550,916

Foods 1.4%
Anheuser-Busch InBev Finance, Inc., Gtd. Notes	A3	4.000	01/17/43	600	611,323
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	A3	2.500	07/15/22	200	201,227
Gtd. Notes	A3	8.200	01/15/39	250	412,904
ARAMARK Corp., Gtd. Notes, 144A	B3	5.750	03/15/20	1,600	1,676,000
Beam, Inc., Sr. Unsec’d. Notes	Baa2	1.875	05/15/17	50	51,051
BFF International Ltd. (Brazil), Gtd. Notes, RegS	Baa3	7.250	01/28/20	525	631,969
ConAgra Foods, Inc., Sr. Unsec’d. Notes	Baa2	2.100	03/15/18	225	229,948
Sr. Unsec’d. Notes	Baa2	3.200	01/25/23	175	178,957
Sr. Unsec’d. Notes	Baa2	4.650	01/25/43	175	183,866
Constellation Brands, Inc., Gtd. Notes	Ba1	6.000	05/01/22	450	519,188
Gtd. Notes	Ba1	7.250	09/01/16	550	632,500
Cott Beverages, Inc., Gtd. Notes	B3	8.125	09/01/18	3,025	3,319,937
Darling International, Inc., Gtd. Notes	Ba2	8.500	12/15/18	900	1,021,500
Dole Food Co., Inc., Sec’d. Notes	B2	13.875	03/15/14	100	106,937
Fiesta Restaurant Group, Inc., Sec’d. Notes	B2	8.875	08/15/16	500	541,875
H.J. Heinz Co., Sr. Unsec’d. Notes	Baa2	2.850	03/01/22	340	343,825
Ingles Markets, Inc., Sr. Unsec’d. Notes	B1	8.875	05/15/17	2,486	2,607,192

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	33

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Foods (cont’d.)
Kraft Foods Group, Inc., Sr. Unsec’d. Notes	Baa2	2.250%	06/05/17	$50	$51,991
Sr. Unsec’d. Notes	Baa2	6.125	08/23/18	850	1,036,260
Minerva Luxembourg SA (Luxembourg), Gtd. Notes, 144A	B1	12.250	02/10/22	250	308,750
Molson Coors Brewing Co., Gtd. Notes	Baa2	2.000	05/01/17	50	51,500
Stater Bros. Holdings, Inc., Gtd. Notes	B2	7.750	04/15/15	125	125,000
TreeHouse Foods, Inc., Gtd. Notes	Ba2	7.750	03/01/18	500	541,250
Tyson Foods, Inc., Gtd. Notes	Baa3	6.600	04/01/16	340	388,703

					15,773,653

Gaming 0.4%
Marina District Finance Co., Inc., Sr. Sec’d. Notes	B2	9.875	08/15/18	100	106,375
MGM Resorts International, Gtd. Notes	B3	7.625	01/15/17	500	567,500
Pinnacle Entertainment, Inc., Gtd. Notes	B1	8.625	08/01/17	1,000	1,057,500
Sugarhouse HSP Gaming Prop. Mezz LP/Sugarhouse HSP Gaming Finance Corp., Sec’d. Notes, 144A	B2	8.625	04/15/16	2,894	3,092,962
Yonkers Racing Corp., Sec’d. Notes, 144A (original cost $139,688; purchased 04/12/11)(c)(d)	B1	11.375	07/15/16	125	134,063

					4,958,400

Healthcare & Pharmaceutical 1.4%
AbbVie, Inc., Sr. Unsec’d. Notes, 144A	Baa1	4.400	11/06/42	125	132,004
Amgen, Inc., Sr. Unsec’d. Notes	Baa1	2.125	05/15/17	125	129,399
Sr. Unsec’d. Notes	Baa1	5.375	05/15/43	610	728,075

See Notes to Financial Statements.

34	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Healthcare & Pharmaceutical (cont’d.)
AstraZeneca PLC (United Kingdom), Sr. Unsec’d. Notes	A2	4.000%	09/18/42	$130	$130,398
Celgene Corp., Sr. Unsec’d. Notes	Baa2	1.900	08/15/17	50	50,977
CHS/Community Health Systems, Inc., Sr. Sec’d. Notes	Ba3	5.125	08/15/18	150	160,500
Express Scripts Holding Co., Gtd. Notes	Baa3	2.100	02/12/15	50	51,062
Gilead Sciences, Inc., Sr. Unsec’d. Notes	Baa1	5.650	12/01/41	940	1,175,772
GlaxoSmithKline Capital, Inc., Gtd. Notes	A1	6.375	05/15/38	730	1,002,315
HCA, Inc., Gtd. Notes	B3	8.000	10/01/18	500	594,375
Sr. Sec’d. Notes	Ba3	5.875	03/15/22	3,425	3,801,749
Sr. Unsec’d. Notes	B3	7.190	11/15/15	100	111,000
Sr. Unsec’d. Notes, MTN	B3	9.000	12/15/14	200	222,250
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	Baa2	3.750	08/23/22	25	25,746
Medco Health Solutions, Inc., Sr. Unsec’d. Notes	Baa3	7.125	03/15/18	1,000	1,248,195
Mylan, Inc., Gtd. Notes, 144A	Baa3	6.000	11/15/18	550	603,162
Gtd. Notes, 144A	Baa3	7.625	07/15/17	100	111,118
Roche Holdings, Inc. (Switzerland), Gtd. Notes, 144A	A1	7.000	03/01/39	550	819,767
Sanofi (France), Sr. Unsec’d. Notes	A1	1.250	04/10/18	925	929,069
St Jude Medical, Inc., Sr. Unsec’d. Notes	Baa1	3.250	04/15/23	460	473,723
Tenet Healthcare Corp., Sr. Sec’d. Notes	Ba3	6.250	11/01/18	600	676,500
Teva Pharmaceutical Finance Co. BV (Curacao), Gtd. Notes	A3	2.950	12/18/22	300	306,186

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	35

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Healthcare & Pharmaceutical (cont’d.)
Valeant Pharmaceuticals International, Gtd. Notes, 144A	B1	6.500%	07/15/16	$680	$708,475
Gtd. Notes, 144A	B1	6.875	12/01/18	500	544,375
Watson Pharmaceuticals, Inc., Sr. Unsec’d. Notes	Baa3	4.625	10/01/42	75	74,082
Zoetis, Inc., Sr. Unsec’d. Notes, 144A	Baa2	3.250	02/01/23	50	51,338
Sr. Unsec’d. Notes, 144A	Baa2	4.700	02/01/43	975	1,029,096

					15,890,708

Healthcare Insurance 0.3%
Aetna, Inc., Sr. Unsec’d. Notes	Baa1	2.750	11/15/22	450	448,313
Sr. Unsec’d. Notes	Baa1	4.125	11/15/42	325	325,708
Sr. Unsec’d. Notes	Baa1	4.500	05/15/42	530	555,199
Sr. Unsec’d. Notes	Baa1	6.000	06/15/16	50	57,522
CIGNA Corp., Sr. Unsec’d. Notes	Baa2	5.375	02/15/42	350	412,361
Coventry Health Care, Inc., Sr. Unsec’d. Notes	Baa3	5.950	03/15/17	320	370,966
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	3.950	10/15/42	175	171,648
Sr. Unsec’d. Notes	A3	4.250	03/15/43	830	856,562
Sr. Unsec’d. Notes	A3	4.375	03/15/42	210	220,637
WellPoint, Inc., Sr. Unsec’d. Notes	Baa2	4.650	01/15/43	400	425,230

					3,844,146

Insurance 1.4%
Allied World Assurance Co. Holdings Ltd. (Bermuda), Gtd. Notes	Baa1	7.500	08/01/16	100	118,655
American International Group, Inc., Sr. Unsec’d. Notes, MTN	Baa1	5.450	05/18/17	2,190	2,506,861
Sr. Unsec’d. Notes	Baa1	6.400	12/15/20	710	888,351
AON Corp., Gtd. Notes	Baa2	3.125	05/27/16	110	116,500

See Notes to Financial Statements.

36	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Insurance (cont’d.)
Axis Capital Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes	Baa1	5.750%	12/01/14	$500	$535,765
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes	Aa2	4.500	02/11/43	740	775,927
Hartford Financial Services Group, Inc., Sr. Unsec’d. Notes	Baa3	5.125	04/15/22	205	242,945
Sr. Unsec’d. Notes	Baa3	6.100	10/01/41	470	592,376
Liberty Mutual Group, Inc., Gtd. Notes, 144A	Baa2	4.950	05/01/22	75	83,482
Gtd. Notes, 144A	Baa2	6.500	05/01/42	150	176,459
Sr. Unsec’d. Notes, 144A	Baa2	6.700	08/15/16	115	133,651
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	4.200	03/15/22	70	77,617
Sr. Unsec’d. Notes	Baa2	6.300	10/09/37	175	223,479
Markel Corp., Sr. Unsec’d. Notes	Baa2	4.900	07/01/22	320	360,676
Sr. Unsec’d. Notes	Baa2	5.000	03/30/43	125	130,319
Sr. Unsec’d. Notes	Baa2	7.125	09/30/19	630	777,235
Massachusetts Mutual Life Insurance Co., Sub. Notes, 144A	A1	5.375	12/01/41	320	382,098
MetLife, Inc., Sr. Unsec’d. Notes(a)	A3	3.048	12/15/22	225	230,744
Sr. Unsec’d. Notes	A3	4.125	08/13/42	720	716,686
Metropolitan Life Global Funding I, Sec’d. Notes, 144A	Aa3	1.500	01/10/18	725	730,643
Nippon Life Insurance Co. (Japan), Sub. Notes, 144A(a)	A2	5.000	10/18/42	200	209,171
Northwestern Mutual Life Insurance Co. (The), Sub. Notes, 144A	Aa2	6.063	03/30/40	200	257,716
Principal Financial Group, Inc., Gtd. Notes	A3	4.350	05/15/43	975	1,007,949
Sompo Japan Insurance, Inc. (Japan), Jr. Sub. Notes, 144A(a)	A3	5.325	03/28/73	375	389,531

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	37

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Insurance (cont’d.)
Swiss Re Treasury (US) Corp., Gtd. Notes, 144A	A1	4.250%	12/06/42	$795	$804,102
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	Aa2	6.850	12/16/39	640	885,455
W.R. Berkley Corp., Sr. Unsec’d. Notes	Baa2	4.625	03/15/22	75	83,344
Sr. Unsec’d. Notes	Baa2	5.375	09/15/20	1,500	1,720,492

					15,158,229

Lodging 0.5%
Carnival Corp. (Panama), Gtd. Notes	A3	1.200	02/05/16	950	952,362
Gtd. Notes	A3	1.875	12/15/17	425	426,440
Felcor Lodging LP, Sr. Sec’d. Notes, 144A	B2	5.625	03/01/23	1,050	1,088,063
Sr. Sec’d. Notes	B2	10.000	10/01/14	66	73,343
Host Hotels & Resorts LP, Gtd. Notes	Baa3	9.000	05/15/17	150	157,133
Marriott International, Inc., Sr. Unsec’d. Notes	Baa2	3.000	03/01/19	115	120,991
Sr. Unsec’d. Notes	Baa2	3.250	09/15/22	75	76,276
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	Baa2	6.750	05/15/18	150	182,685
Sr. Unsec’d. Notes	Baa2	7.150	12/01/19	550	695,525
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	Baa3	2.500	03/01/18	275	277,233
Sr. Unsec’d. Notes	Baa3	2.950	03/01/17	710	730,893
Sr. Unsec’d. Notes	Baa3	4.250	03/01/22	475	502,824

					5,283,768

Media & Entertainment 1.5%
AMC Entertainment, Inc., Gtd. Notes	Caa1	9.750	12/01/20	800	930,000
Belo Corp., Gtd. Notes	Ba1	8.000	11/15/16	902	965,140
CBS Corp., Gtd. Notes	Baa2	1.950	07/01/17	50	51,050

See Notes to Financial Statements.

38	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Media & Entertainment (cont’d.)
Gtd. Notes	Baa2	4.850%	07/01/42	$350	$362,584
Gtd. Notes	Baa2	8.875	05/15/19	220	294,323
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes	B1	9.125	08/01/18	2,853	3,197,142
Clear Channel Worldwide Holdings, Inc., Gtd. Notes, 144A	B1	6.500	11/15/22	135	143,438
Gtd. Notes, 144A	B1	6.500	11/15/22	365	391,463
Griffey Intermediate, Inc./Griffey Finance Sub LLC, Sr. Notes, 144A	Caa1	7.000	10/15/20	500	506,250
Intelsat Luxembourg SA (Bermuda), Gtd. Notes	Caa2	11.250	02/04/17	180	191,700
Lamar Media Corp., Gtd. Notes	Ba2	9.750	04/01/14	475	510,625
Liberty Interactive LLC, Sr. Unsec’d. Notes	B2	8.250	02/01/30	2,500	2,799,999
NAI Entertainment Holdings LLC, Sr. Sec’d. Notes, 144A (original cost $666,000; purchased 12/12/12)(c)(d)	B1	8.250	12/15/17	600	651,000
NBCUniversal Media LLC, Gtd. Notes	A3	4.450	01/15/43	325	344,299
Gtd. Notes	A3	5.950	04/01/41	230	294,348
News America, Inc., Gtd. Notes	Baa1	6.150	02/15/41	550	690,798
Gtd. Notes	Baa1	8.000	10/17/16	100	122,385
Gtd. Notes	Baa1	8.250	08/10/18	430	567,089
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes	B2	11.625	02/01/14	250	269,063
Sinclair Television Group, Inc., Sec’d. Notes, 144A	Ba3	9.250	11/01/17	600	651,000
Starz LLC/Starz Finance Corp., Gtd. Notes	Ba2	5.000	09/15/19	200	208,750

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	39

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Media & Entertainment (cont’d.)
Telesat Canada/Telesat LLC (Canada), Sr. Unsec’d. Notes, 144A	B3	6.000%	05/15/17	$400	$426,000
Time Warner, Inc., Gtd. Notes	Baa2	4.900	06/15/42	790	854,181
Vail Resorts, Inc., Gtd. Notes	Ba3	6.500	05/01/19	950	1,022,438
Viacom, Inc., Sr. Unsec’d. Notes	Baa1	4.500	02/27/42	250	243,987
Sr. Unsec’d. Notes	Baa1	6.250	04/30/16	100	114,771

					16,803,823

Metals 1.3%
Adaro Indonesia PT (Indonesia), Gtd. Notes, RegS	Ba1	7.625	10/22/19	500	545,600
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	Ba1	4.250	08/05/15	475	496,289
Sr. Unsec’d. Notes	Ba1	6.125	06/01/18	500	547,697
ArcelorMittal USA LLC, Gtd. Notes	Ba1	6.500	04/15/14	598	622,011
Barrick Gold Corp. (Canada), Unsec’d. Notes, 144A	Baa2	4.100	05/01/23	550	551,120
Berau Capital Resources Pte Ltd. (Singapore), RegS Sr. Sec’d. Notes	B1	12.500	07/08/15	1,900	2,023,500
CONSOL Energy, Inc., Gtd. Notes	B1	8.000	04/01/17	575	622,438
Eldorado Gold Corp. (Canada), Sr. Unsec’d. Notes, 144A	Ba3	6.125	12/15/20	600	612,000
FMG Resources (August 2006) Pty Ltd. (Australia), Gtd. Notes, 144A	B1	6.000	04/01/17	1,700	1,768,000
Gtd. Notes, 144A	B1	7.000	11/01/15	1,000	1,047,500
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes	Baa3	2.150	03/01/17	50	50,871
Indo Integrated Energy II BV (Netherlands), Sr. Sec’d. Notes, RegS	B1	9.750	11/05/16	100	107,000

See Notes to Financial Statements.

40	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Metals (cont’d.)
Inmet Mining Corp. (Canada), Gtd. Notes, 144A	B1	8.750%	06/01/20	$250	$270,000
OJSC Novolipetsk Steel via Steel Funding Ltd. (Russia), Unsec’d. Notes, 144A	Baa3	4.450	02/19/18	1,100	1,108,250
Peabody Energy Corp., Gtd. Notes	Ba1	6.000	11/15/18	100	108,000
Gtd. Notes	Ba1	6.250	11/15/21	400	426,500
Raspadskaya OJSC Via Raspadskaya Securities Ltd. (Ireland), Sr. Sec’d. Notes, 144A	B1	7.750	04/27/17	800	849,000
Southern Copper Corp., Sr. Unsec’d. Notes	Baa2	7.500	07/27/35	800	995,142
Teck Resources Ltd. (Canada), Gtd. Notes	Baa2	2.500	02/01/18	100	101,578
Gtd. Notes	Baa2	3.000	03/01/19	125	128,313
Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A	Baa2	1.800	10/23/15	1,675	1,695,676
Gtd. Notes, 144A	Baa2	2.450	10/25/17	350	355,990
Gtd. Notes, 144A	Baa2	2.850	11/10/14	50	51,222

					15,083,697

Non-Captive Finance 0.6%
CIT Group, Inc., Sr. Unsec’d. Notes	Ba3	5.250	03/15/18	1,800	1,989,000
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	A1	2.300	04/27/17	100	104,036
Sr. Unsec’d. Notes, MTN	A1	5.875	01/14/38	920	1,114,871
Sr. Unsec’d. Notes, Ser. G, MTN	A1	3.100	01/09/23	100	101,464
Sr. Unsec’d. Notes, Ser. G, MTN	A1	3.150	09/07/22	200	203,323
Sr. Unsec’d. Notes, Ser. G, MTN	A1	6.875	01/10/39	750	1,016,447
Sub. Notes	A2	5.300	02/11/21	450	522,781
International Lease Finance Corp., Sr. Unsec’d. Notes	Ba3	5.750	05/15/16	25	27,192
Sr. Unsec’d. Notes	Ba3	6.250	05/15/19	25	28,031
Sr. Unsec’d. Notes(a)	Ba3	8.625	09/15/15	90	102,600

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	41

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Non-Captive Finance (cont’d.)
NYSE Euronext, Sr. Unsec’d. Notes	A3	2.000%	10/05/17	$475	$487,631
Schahin II Finance Co. SPV Ltd. (Cayman Islands), Sr. Sec’d. Notes, 144A	Baa3	5.875	09/25/22	245	257,232
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	3.875	09/10/15	300	311,377
Springleaf Finance Corp., Sr. Unsec’d. Notes, MTN	Caa1	6.900	12/15/17	300	312,188

					6,578,173

Packaging 0.1%
Crown Americas LLC/Crown Americas Capital Corp. IV, Gtd. Notes, 144A	Ba2	4.500	01/15/23	525	536,156
Owens-Brockway Glass Container, Inc., Gtd. Notes	Ba3	7.375	05/15/16	900	1,030,500

					1,566,656

Paper 0.3%
Georgia-Pacific LLC, Gtd. Notes, 144A (original cost $35,100; purchased 04/20/11)(c)(d)	Baa2	5.400	11/01/20	35	41,832
Sr. Unsec’d. Notes (original cost $544,908; purchased 12/20/12)(c)(d)	Baa2	7.375	12/01/25	400	555,357
Graphic Packaging International, Inc., Gtd. Notes	Ba3	9.500	06/15/17	650	685,750
International Paper Co., Sr. Unsec’d. Notes	Baa3	6.000	11/15/41	610	742,435
Sr. Unsec’d. Notes	Baa3	9.375	05/15/19	100	138,564
Rock-Tenn Co., Gtd. Notes	Ba1	4.000	03/01/23	475	493,594
Gtd. Notes	Ba1	4.450	03/01/19	35	38,424
Gtd. Notes	Ba1	4.900	03/01/22	190	210,880

See Notes to Financial Statements.

42	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Paper (cont’d.)
Smurfit Kappa Acquisitions (Ireland), Sr. Sec’d. Notes, 144A	Ba2	4.875%	09/15/18	$250	$259,375

					3,166,211

Pipelines & Other 1.0%
CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes	Baa2	5.850	01/15/41	700	908,319
DCP Midstream LLC, Sr. Unsec’d. Notes, 144A	Baa2	5.350	03/15/20	1,270	1,418,412
DCP Midstream Operating LP, Gtd. Notes	Baa3	2.500	12/01/17	225	230,611
Gtd. Notes	Baa3	3.250	10/01/15	2,000	2,086,872
El Paso Pipeline Partners Operating Co. LLC, Gtd. Notes	Ba1	6.500	04/01/20	750	924,572
Energy Transfer Partners LP, Sr. Unsec’d. Notes	Baa3	5.150	02/01/43	250	260,751
Enterprise Products Operating LLC, Gtd. Notes	Baa1	5.700	02/15/42	50	59,607
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	Baa2	3.450	02/15/23	200	207,329
Sr. Unsec’d. Notes	Baa2	5.000	08/15/42	650	696,415
Sr. Unsec’d. Notes	Baa2	5.000	03/01/43	800	859,003
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	Baa2	4.200	12/01/42	125	123,907
Sr. Unsec’d. Notes	Baa2	4.250	02/01/21	1,950	2,177,937
NiSource Finance Corp., Gtd. Notes	Baa3	4.800	02/15/44	450	463,001
ONEOK Partners LP, Gtd. Notes	Baa2	2.000	10/01/17	800	813,298
Sempra Energy, Sr. Unsec’d. Notes	Baa1	2.300	04/01/17	50	52,138
Sunoco Logistics Partners Operations LP, Gtd. Notes	Baa3	4.950	01/15/43	200	204,607
Western Gas Partners LP, Sr. Unsec’d. Notes	Baa3	4.000	07/01/22	75	79,173

					11,565,952

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	43

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Railroads 0.3%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	A3	4.375%	09/01/42	$180	$186,393
CSX Corp., Sr. Unsec’d. Notes	Baa2	4.100	03/15/44	705	692,598
Norfolk Southern Railway Co., Sr. Unsec’d. Notes	Baa1	9.750	06/15/20	1,300	1,908,248
Union Pacific Corp., Sr. Unsec’d. Notes	Baa1	4.300	06/15/42	600	635,571
Sr. Unsec’d. Notes	Baa1	6.250	05/01/34	207	273,022

					3,695,832

Real Estate Investment Trusts 0.4%
Aviv Healthcare Properties LP/AVIV Healthcare Capital Corp., Gtd. Notes	B1	7.750	02/15/19	600	657,000
Digital Realty Trust LP, Gtd. Notes	Baa2	4.500	07/15/15	1,300	1,386,663
DuPont Fabros Technology LP, Gtd. Notes	Ba1	8.500	12/15/17	300	322,500
Mack-Cali Realty LP, Sr. Unsec’d. Notes	Baa2	2.500	12/15/17	100	102,034
Sr. Unsec’d. Notes	Baa2	4.600	06/15/13	130	130,575
Omega Healthcare Investors, Inc., Gtd. Notes	Ba1	7.500	02/15/20	500	557,500
Realty Income Corp., Sr. Unsec’d. Notes	Baa1	2.000	01/31/18	200	201,970
Sr. Unsec’d. Notes	Baa1	5.500	11/15/15	50	55,268
Simon Property Group LP, Sr. Unsec’d. Notes, 144A	A3	1.500	02/01/18	700	702,486
Sr. Unsec’d. Notes	A3	6.125	05/30/18	60	73,583
Ventas Realty LP/Ventas Capital Corp., Gtd. Notes	Baa2	2.000	02/15/18	150	151,695

					4,341,274

Retailers 1.0%
AutoZone, Inc., Sr. Unsec’d. Notes	Baa2	3.700	04/15/22	50	52,487

See Notes to Financial Statements.

44	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Retailers (cont’d.)
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A	B2	9.000%	03/15/19	$475	$544,469
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	5.750	05/15/41	975	1,198,142
Dufry Finance SCA (Luxembourg), Gtd. Notes, 144A	Ba3	5.500	10/15/20	3,450	3,599,897
Home Depot, Inc. (The), Sr. Unsec’d. Notes	A3	4.200	04/01/43	700	733,770
Kohl’s Corp., Sr. Unsec’d. Notes	Baa1	3.250	02/01/23	150	148,449
Ltd. Brands, Inc., Gtd. Notes	Ba1	5.625	02/15/22	2,725	2,939,594
Macy’s Retail Holdings, Inc., Gtd. Notes	Baa3	3.875	01/15/22	125	133,833
Gtd. Notes	Baa3	4.300	02/15/43	755	730,075
Gtd. Notes	Baa3	5.900	12/01/16	43	49,879
QVC, Inc., Sr. Sec’d. Notes, 144A	Ba2	7.500	10/01/19	525	578,849
Walgreen Co., Sr. Unsec’d. Notes	Baa1	1.800	09/15/17	150	153,122

					10,862,566

Technology 2.0%
Apple, Inc., Sr. Unsec’d. Notes	Aa1	2.400	05/03/23	2,325	2,321,908
Arrow Electronics, Inc., Sr. Unsec’d. Notes	Baa3	3.000	03/01/18	1,400	1,433,020
Sr. Unsec’d. Notes	Baa3	3.375	11/01/15	50	51,899
Audatex North America, Inc., Gtd. Notes, 144A	Ba2	6.750	06/15/18	1,500	1,614,374
Avaya, Inc., Gtd. Notes, 144A	Caa1	10.500	03/01/21	750	691,875
CDW LLC/CDW Finance Corp., Gtd. Notes	Caa1	12.535	10/12/17	1,728	1,857,600
Ceridian Corp., Gtd. Notes	Caa2	11.250	11/15/15	2,300	2,383,375
CommScope, Inc., Gtd. Notes, 144A (original cost $1,448,250; purchased 09/28/12 - 02/06/13)(c)(d)	B3	8.250	01/15/19	1,325	1,447,563

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	45

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Technology (cont’d.)
Fidelity National Information Services, Inc., Gtd. Notes	Baa3	7.875%	07/15/20	$1,400	$1,578,500
First Data Corp., Gtd. Notes	Caa1	12.625	01/15/21	700	759,500
Fiserv, Inc., Gtd. Notes	Baa2	3.125	10/01/15	1,059	1,110,632
Gtd. Notes	Baa2	3.125	06/15/16	275	289,777
Interactive Data Corp., Gtd. Notes	B3	10.250	08/01/18	1,200	1,363,500
Jabil Circuit, Inc., Sr. Unsec’d. Notes	Ba1	4.700	09/15/22	1,045	1,060,676
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	B3	5.750	02/15/21	1,500	1,590,000
Sr. Sec’d. Notes, Ser. EXcH(a)	B1	3.027	10/15/13	75	74,906
Seagate HDD Cayman (Cayman Islands), Gtd. Notes	Ba1	7.750	12/15/18	600	661,500
Seagate Technology International (Cayman Islands), Sec’d. Notes, 144A	Baa3	10.000	05/01/14	100	105,000
SunGard Data Systems, Inc., Sr. Sec’d. Notes	B3	4.875	01/15/14	100	101,750
Transunion LLC/Transunion Financing Corp., Gtd. Notes	B2	11.375	06/15/18	1,150	1,316,750
Xerox Corp., Sr. Unsec’d. Notes(a)	Baa2	1.110	05/16/14	100	99,866

					21,913,971

Telecommunications 1.5%
AT&T, Inc., Sr. Unsec’d. Notes	A3	5.350	09/01/40	240	270,981
Sr. Unsec’d. Notes(f)	A3	5.550	08/15/41	670	773,363
Bharti Airtel International Netherlands BV (Netherlands), Gtd. Notes, 144A	BB+(b)	5.125	03/11/23	1,025	1,053,290

See Notes to Financial Statements.

46	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	Baa2	5.950%	01/15/18		$170	$203,337
Sr. Unsec’d. Notes(a)	Baa2	9.625	12/15/30		340	547,415
CenturyLink, Inc., Sr. Unsec’d. Notes, Ser. R	Ba2	5.150	06/15/17		2,035	2,200,889
Cricket Communications, Inc., Sr. Sec’d. Notes	Ba2	7.750	05/15/16		400	416,000
Digicel Group Ltd. (Bermuda), Sr. Unsec’d. Notes, 144A	Caa1	8.250	09/30/20		275	294,250
Digicel Ltd. (Bermuda), Sr. Unsec’d. Notes, 144A	B1	8.250	09/01/17		1,000	1,052,500
Eileme 2 AB (Sweden), Sr. Sec’d. Notes, RegS	B3	11.750	01/31/20	EUR	350	546,205
Embarq Corp., Sr. Unsec’d. Notes (original cost $135,646; purchased 05/04/11 - 05/11/11)(c)(d)	Baa3	7.082	06/01/16		120	137,888
Sr. Unsec’d. Notes (original cost $265,017; purchased 08/17/12 - 10/17/12)(c)(d)	Baa3	7.995	06/01/36		240	264,126
Indosat Palapa Co. BV (Indonesia), Gtd. Notes, RegS	Ba1	7.375	07/29/20		3,000	3,371,250
Qwest Corp., Sr. Unsec’d. Notes	Baa3	7.500	10/01/14		40	43,214
Rogers Communications, Inc. (Canada), Gtd. Notes	Baa1	4.500	03/15/43		250	264,355
Sprint Nextel Corp., Sr. Unsec’d. Notes	B3	6.000	12/01/16		400	434,000
Sr. Unsec’d. Notes	B3	9.125	03/01/17		1,500	1,766,250
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	3.850	11/01/42		500	458,524
Sr. Unsec’d. Notes	A3	7.350	04/01/39		125	175,229
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC (Ireland), Sr. Unsec’d. Notes, 144A(c)	Ba3	9.125	04/30/18		1,300	1,561,170

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	47

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
Wind Acquisition Finance SA (Luxembourg), Sec’d. Notes, RegS	B3	11.750%	07/15/17	EUR	700	$986,396

						16,820,632

Tobacco 0.4%
Altria Group, Inc., Gtd. Notes	Baa1	9.950	11/10/38		975	1,624,901
Imperial Tobacco Finance PLC (United Kingdom), Gtd. Notes, 144A	Baa3	2.050	02/11/18		925	937,726
Lorillard Tobacco Co., Gtd. Notes	Baa2	2.300	08/21/17		475	481,269
Gtd. Notes	Baa2	3.500	08/04/16		235	248,802
Philip Morris International, Inc., Sr. Unsec’d. Notes	A2	2.500	08/22/22		200	200,410
Sr. Unsec’d. Notes	A2	4.125	03/04/43		650	659,274
Reynolds American, Inc., Gtd. Notes	Baa2	3.250	11/01/22		400	402,769
Gtd. Notes	Baa2	6.750	06/15/17		115	138,105

						4,693,256

TOTAL CORPORATE BONDS (cost $368,699,621)						335,794,427

COVER BONDS 0.5%
DNB Boligkreditt AS (Norway), Covered Notes, 144A	Aaa	1.450	03/21/18		4,420	4,451,381
Swedbank Hypotek AB (Sweden), Covered Notes, 144A	Aaa	1.375	03/28/18		905	910,611

TOTAL COVER BONDS (cost $5,312,616)						5,361,992

MUNICIPAL BONDS 0.3%
Bay Area Toll Authority, Taxable, Revenue Bonds, BABs	Aa3	6.263	04/01/49		550	775,412
City of Chicago IL, O’Hare International Airport, Revenue Bonds, BABs	A2	6.395	01/01/40		360	479,671

See Notes to Financial Statements.

48	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
MUNICIPAL BONDS (Continued)
Los Angeles Department of Water & Power Revenue Bonds, Taxable, Ser. D, BABs	Aa3	6.574%	07/01/45	$585	$854,721
Memorial Sloan-Kettering Cancer Center	Aa3	4.125	07/01/52	75	75,623
New York City Municipal Water Finance Authority, Water & Sewer Systems Revenue, BABs	Aa2	5.882	06/15/44	400	550,316
Ohio State University, Taxable, Ser. A,	Aa1	4.800	06/01/2111	180	201,519
Port Authority of New York & New Jersey, Revenue Bonds,	Aa3	4.458	10/01/62	100	104,848
Rutgers The State University of New Jersey, BABs	Aa2	5.665	05/01/40	200	254,658
San Antonio Electric & Gas Revenue, Taxable	Aa1	4.427	02/01/42	120	135,451
University of California, Revenue Bonds, BABs	Aa1	5.770	05/15/43	390	493,802

TOTAL MUNICIPAL BONDS (cost $3,758,928)					3,926,021

NON-CORPORATE FOREIGN AGENCIES 2.2%
Caisse d’Amortissement de La Dette Sociale (France), Sr. Unsec’d. Notes, 144A	Aa1	1.625	07/06/15	200	204,649
Dubai Electricity & Water Authority (United Arab Emirates), Sr. Unsec’d. Notes, RegS, MTN	Baa3	6.375	10/21/16	1,900	2,130,375
Sr. Unsec’d. Notes, 144A	Baa3	8.500	04/22/15	380	426,550
Export Credit Bank of Turkey (Turkey), Sr. Unsec’d. Notes, 144A	Ba1	5.375	11/04/16	675	732,375
Gazprom OAO Via Gaz Capital SA (Luxembourg), Sr. Unsec’d. Notes, 144A	Baa1	9.250	04/23/19	500	651,250

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	49

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
NON-CORPORATE FOREIGN AGENCIES (Continued)
KazMunayGas Finance Sub BV (Netherlands), Gtd. Notes, 144A, MTN	Baa3	9.125%	07/02/18		$700	$894,250
Sr. Unsec’d. Notes, 144A, MTN	Baa3	11.750	01/23/15		410	474,575
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, 144A	Baa3	5.750	04/30/43		1,175	1,184,354
Kommunalbanken AS (Norway), Sr. Unsec’d. Notes, 144A	Aaa	1.000	02/09/15		200	202,378
Korea Development Bank (The) (South Korea), Sr. Unsec’d. Notes	Aa3	3.500	08/22/17		1,160	1,242,370
Sr. Unsec’d. Notes, Ser. E, MTN	Aa3	2.150	08/06/13	HKD	1,000	129,246
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A	A1	3.000	09/19/22		550	548,873
Majapahit Holding BV (Indonesia), Gtd. Notes	Baa3	7.250	06/28/17		1,500	1,749,375
Gtd. Notes, 144A	Baa3	7.750	10/17/16		200	233,000
Gtd. Notes, RegS	Baa3	7.750	10/17/16		1,653	1,925,745
Petroleos de Venezuela SA (Venezuela), Sr. Unsec’d. Notes, Ser. 2014	NR	4.900	10/28/14		2,050	1,976,200
Petroleos Mexicanos (Mexico), Gtd. Notes, 144A	Baa1	3.500	01/30/23		750	763,125
Gtd. Notes	Baa1	4.875	01/24/22		250	284,375
Gtd. Notes, 144A	Baa1	5.500	06/27/44		670	733,650
Gtd. Notes	Baa1	5.500	06/27/44		1,520	1,664,400
Power Sector Assets & Liabilities Management Corp. (Philippines), Gtd. Notes, RegS	Ba1	7.390	12/02/24		400	545,000
Province of Ontario Canada (Canada), Notes, Ser. E, MTN	Aa2	4.100	06/26/13	HKD	12,000	1,553,676
Sr. Unsec’d. Notes	Aa2	4.100	06/16/14		200	208,531
RSHB Capital SA For OJSC Russian Agricultural Bank (Luxembourg), Sr. Unsec’d. Notes, 144A	Baa1	6.299	05/15/17		325	357,906

See Notes to Financial Statements.

50	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
NON-CORPORATE FOREIGN AGENCIES (Continued)
Russian Agricultural Bank OJSC Via RSHB Capital SA (Luxembourg), Sr. Unsec’d. Notes, 144A	Baa1	7.750%	05/29/18		$1,485	$1,741,163
State Bank of India (India), Sr. Unsec’d. Notes, RegS, MTN	Baa2	4.500	11/30/15	EUR	950	1,319,523
VTB Bank OJSC Via VTB Capital SA (Luxembourg), Sr. Unsec’d. Notes, 144A	Baa1	6.875	05/29/18		1,425	1,598,138

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $21,672,535)						25,475,052

SOVEREIGNS 14.8%
Austria Government International Bond (Austria), Sr. Unsec’d. Notes, Ser. E, MTN	Aaa	3.250	06/25/13		2,400	2,409,721
Corp. Andina de Fomento (Supranational), Sr. Unsec’d. Notes	Aa3	3.750	01/15/16		70	74,322
Council of Europe Development Bank (Supranational), Sr. Unsec’d. Notes	Aaa	2.750	02/10/15		1,000	1,042,760
Bank of England Euro Note (United Kingdom), Bonds, 144A	Aa1	0.500	03/21/16		1,000	1,002,900
Sr. Unsec’d. Notes, RegS	Aa1	1.375	03/07/14		200	201,974
Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, Ser. E, MTN	NR	2.750	03/05/15		570	592,481
Sr. Unsec’d. Notes, Ser. E, 144A, MTN	NR	2.875	09/15/14		417	430,237
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	Baa2	4.875	01/22/21		3,175	3,781,425
Sr. Unsec’d. Notes	Baa2	5.625	01/07/41		700	877,450
Sr. Unsec’d. Notes	Baa2	7.125	01/20/37		650	953,875
Sr. Unsec’d. Notes	Baa2	7.375	02/03/15	EUR	382	560,798
Sr. Unsec’d. Notes	Baa2	8.250	01/20/34		1,130	1,812,520
Unsec’d. Notes	Baa2	11.000	06/26/17	EUR	2,078	3,813,484

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	51

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
SOVEREIGNS (Continued)
Bulgaria Government International Bond (Bulgaria), Sr. Unsec’d. Notes	Baa2	4.250%	07/09/17	EUR	2,500	$3,629,845
Sr. Unsec’d. Notes, RegS	Baa2	8.250	01/15/15		2,500	2,803,750
Canada Government International Bond (Canada), Sr. Unsec’d. Notes	Aaa	0.875	02/14/17		500	505,850
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	Baa3	7.375	09/18/37		1,115	1,688,110
Sr. Unsec’d. Notes	Baa3	12.000	10/22/15	COP	710,000	465,077
Czech Republic International (Czech Republic), Sr. Unsec’d. Notes, Ser. E, MTN	A1	5.000	06/11/18	EUR	1,000	1,576,640
Denmark Government International Bond (Denmark), Sr. Unsec’d. Notes, RegS	Aaa	0.625	05/22/15		200	201,240
Sr. Unsec’d. Notes, 144A	Aaa	0.625	05/22/15		500	502,714
European Investment Bank (Supranational), Sr. Unsec’d. Notes	Aaa	1.875	06/17/13		2,000	2,003,934
Sr. Unsec’d. Notes	Aaa	2.875	01/15/15		400	417,240
Finland Government International Bond (Finland), Sr. Unsec’d. Notes, RegS	Aaa	1.125	05/02/17		1,000	1,019,100
Hellenic Republic Government International Bond (Greece), Bonds, Ser. PSI(g)	C	2.000	02/24/23	EUR	2,220	1,555,985
Sr. Unsec’d. Notes, Ser. 9BR	C	5.800	07/14/15	JPY	181,700	1,528,379
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	Ba1	4.125	02/19/18		1,220	1,232,200
Sr. Unsec’d. Notes	Ba1	5.375	02/21/23		760	783,545
Sr. Unsec’d. Notes, RegS	Ba1	6.000	01/11/19	EUR	545	771,719
Iceland Government International Bond (Iceland), Unsec’d. Notes, 144A	Baa3	4.875	06/16/16		500	532,500
Unsec’d. Notes, RegS	Baa3	4.875	06/16/16		1,400	1,491,000

See Notes to Financial Statements.

52	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
SOVEREIGNS (Continued)
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A, MTN	Baa3	4.625%	04/15/43		$400	$413,000
Sr. Unsec’d. Notes, RegS	Baa3	5.875	03/13/20		3,400	4,037,500
Ireland Government Bond (Ireland), Bonds	Ba1	4.400	06/18/19	EUR	7,415	10,571,226
Bonds	Ba1	4.500	04/18/20	EUR	560	799,633
Bonds	Ba1	5.900	10/18/19	EUR	1,000	1,537,382
Sr. Unsec’d. Notes	Ba1	4.500	10/18/18	EUR	100	144,635
Israel Government International Bond (Israel), Sr. Unsec’d. Notes, Ser. E, MTN	A1	3.750	10/12/15	EUR	1,000	1,403,869
Italy Buoni Poliennali del Tesoro (Italy), Bonds	Baa2	4.750	05/01/17	EUR	1,125	1,606,184
Bonds	Baa2	5.500	11/01/22	EUR	800	1,190,787
Bonds	Baa2	6.500	11/01/27	EUR	1,610	2,612,486
Bonds	Baa2	7.250	11/01/26	EUR	400	688,923
Bonds	Baa2	9.000	11/01/23	EUR	150	282,900
Italy Government International Bond (Italy), Sr. Unsec’d. Notes, Ser. E, MTN	Baa2	2.500	03/02/15	CHF	1,000	1,091,202
Sr. Unsec’d. Notes, RegS	Baa2	3.450	03/24/17	JPY	55,000	567,541
Sr. Unsec’d. Notes	BBB+(b)	4.375	06/15/13		50	50,185
Sr. Unsec’d. Notes	NR	4.500	01/21/15		1,000	1,045,225
Sr. Unsec’d. Notes	Baa2	4.500	06/08/15	JPY	340,000	3,647,785
Sr. Unsec’d. Notes	BBB+(b)	5.250	09/20/16		500	539,900
Sr. Unsec’d. Notes, Ser. E, MTN, RegS	Baa2	5.750	07/25/16	EUR	1,000	1,455,230
Sr. Unsec’d. Notes	Baa2	6.875	09/27/23		500	600,870
Kingdom of Belgium (Belgium), Notes, Ser. E, MTN	Aa3	5.000	04/24/18	GBP	1,000	1,809,746
Notes, 144A	Aa3	8.875	12/01/24		750	1,131,203
Lithuania Government International Bond (Lithuania), Sr. Unsec’d. Notes, RegS	Baa1	6.750	01/15/15		2,000	2,169,000
Malaysia Sukuk Global Berhad (Malaysia), Sr. Unsec’d. Notes, RegS	A3	3.928	06/04/15		1,700	1,794,852

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	53

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
SOVEREIGNS (Continued)
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	Baa1	2.750%	04/22/23	EUR	4,500	$6,065,545
Sr. Unsec’d. Notes, Ser. G, MTN	Baa1	4.250	07/14/17	EUR	2,402	3,530,260
Sr. Unsec’d. Notes, MTN	Baa1	4.750	03/08/44		500	553,250
Sr. Unsec’d. Notes, Ser. G, MTN	Baa1	11.000	05/08/17	ITL	250,000	233,546
Netherlands Government Bond (Netherlands), Sr. Unsec’d. Notes, RegS	Aaa	1.000	02/24/17		1,000	1,013,000
Peru Enhanced Pass-Through Finance Ltd. (Peru), Pass-thru Certs., RegS(h)	Baa2	1.580	05/31/18		592	547,219
Perusahaan Penerbit SBSN Indonesia (Indonesia), Sr. Unsec’d. Notes, RegS	Baa3	4.000	11/21/18		3,321	3,503,655
Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes	Baa2	7.350	07/21/25		1,000	1,452,500
Sr. Unsec’d. Notes, RegS	Baa2	7.500	10/14/14	EUR	650	939,557
Sr. Unsec’d. Notes	Baa2	9.875	02/06/15		1,069	1,235,764
Sr. Unsec’d. Notes, RegS	Baa2	9.910	05/05/15	PEN	980	427,596
Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes	Ba1	6.250	03/15/16	EUR	5,360	7,945,164
Poland Government International Bond (Poland), Sr. Unsec’d. Notes, Ser. 12	A2	1.050	11/08/17	JPY	200,000	2,044,520
Sr. Unsec’d. Notes, Ser. EMTn, MTN	A2	2.125	03/31/14	CHF	1,135	1,240,102
Sr. Unsec’d. Notes, Ser. 9	A2	2.340	11/13/14	JPY	100,000	1,049,628
Sr. Unsec’d. Notes	A2	3.000	03/17/23		1,000	998,230
Portugal Government International Bond (Portugal), Sr. Unsec’d. Notes, MTN, RegS	BB	3.500	03/25/15		5,305	5,251,950
Portugal Obrigacoes do Tesouro OT (Portugal), Sr. Unsec’d. Notes	Ba3	3.850	04/15/21	EUR	120	142,041
Sr. Unsec’d. Notes	Ba3	4.100	04/15/37	EUR	55	54,542
Sr. Unsec’d. Notes	Ba3	4.450	06/15/18	EUR	700	912,462
Sr. Unsec’d. Notes	Ba3	4.750	06/14/19	EUR	5,670	7,330,461
Sr. Unsec’d. Notes	Ba3	4.800	06/15/20	EUR	50	63,912

See Notes to Financial Statements.

54	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
SOVEREIGNS (Continued)
Qatar Government International Bond (Qatar), Sr. Unsec’d. Notes, 144A	Aa2	5.750%	01/20/42		$1,500	$1,905,000
Republic of Latvia (Latvia), Sr. Unsec’d. Notes, RegS	Baa2	5.250	02/22/17		2,000	2,240,000
Republic of Serbia (Serbia), Sr. Unsec’d. Notes, RegS(g)	BB-(b)	6.750	11/01/24		3,200	3,244,000
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, Regs	Baa3	5.000	03/18/15	EUR	3,400	4,710,916
Russian Foreign Bond - Eurobond (Russia), Sr. Unsec’d. Notes, RegS	Baa1	7.500	03/31/30		2,235	2,811,630
Slovakia Government International Bond (Slovakia), Sr. Unsec’d. Notes, 144A	A2	4.375	05/21/22		500	548,230
Sr. Unsec’d. Notes, RegS	A2	4.375	05/21/22		500	548,230
Sr. Unsec’d. Notes, Ser. 219	A2	4.625	01/19/17	EUR	1,000	1,481,477
South Africa Government International Bond (South Africa), Unsec’d. Notes, Ser. E, MTN	Baa1	4.500	04/05/16	EUR	1,050	1,507,941
Spain Government Bond (Spain), Bonds	Baa3	4.250	10/31/16	EUR	5,210	7,244,722
Bonds	Baa3	5.850	01/31/22	EUR	220	329,271
Sr. Unsec’d. Notes	Baa3	4.700	07/30/41	EUR	50	65,333
Spain Government International Bond (Spain), Notes, 144A, MTN	Baa3	4.000	03/06/18		4,000	4,088,000
Sr. Unsec’d. Notes, Ser. E, MTN	Baa3	3.625	06/17/13		700	700,936
Sweden Government International Bond (Sweden), Sr. Unsec’d. Notes, RegS	Aaa	1.000	06/03/14		700	705,810
Turkey Government Bond (Turkey), Bonds(h)	Ba1	4.840	07/17/13	TRY	400	220,879
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	Ba1	5.125	05/18/20	EUR	1,850	2,770,139
Sr. Unsec’d. Notes	Ba1	5.875	04/02/19	EUR	900	1,394,927
Sr. Unsec’d. Notes	Ba1	6.500	02/10/14	EUR	500	685,341
Sr. Unsec’d. Notes	Ba1	6.750	04/03/18		500	596,250

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	55

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
SOVEREIGNS (Continued)
Sr. Unsec’d. Notes	Ba1	7.000%	06/05/20	$210	$263,550
Sr. Unsec’d. Notes	Ba1	8.000	02/14/34	245	356,475
Uruguay Government International Bond (Uruguay), Sr. Unsec’d. Notes	Baa3	6.875	01/19/16	EUR 100	149,803

TOTAL SOVEREIGNS (cost $132,834,417)					166,557,803

U.S. GOVERNMENT AGENCY OBLIGATIONS 0.3%
Federal Home Loan Mortgage Corp.		1.375	05/01/20	400	401,173
Federal Home Loan Mortgage Corp.(i)		0.875	03/07/18	760	762,909
Federal Home Loan Mortgage Corp.(i)		2.375	01/13/22	2,000	2,102,926

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $3,213,555)					3,267,008

U.S. TREASURY OBLIGATIONS 9.4%
U.S. Treasury Bonds		2.750	11/15/42	14,718	14,276,460
U.S. Treasury Notes		0.250	02/28/15	20,000	20,015,620
U.S. Treasury Notes		0.250	03/31/15	500	500,391
U.S. Treasury Notes		0.250	04/15/16	1,110	1,108,092
U.S. Treasury Notes		0.625	04/30/18	23,420	23,359,623
U.S. Treasury Notes		1.125	03/31/20	15,420	15,456,144
U.S. Treasury Notes		2.000	02/15/23	30,215	31,097,852

TOTAL U.S. TREASURY OBLIGATIONS (cost $105,395,169)					105,814,182

TOTAL LONG-TERM INVESTMENTS (cost $1,074,188,794)					1,085,253,314

				Shares
SHORT-TERM INVESTMENT 6.8%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund(j) (cost $76,982,015)				76,982,015	76,982,015

See Notes to Financial Statements.

56	Visit our website at www.prudentialfunds.com

Description	Value (Note 1)
TOTAL INVESTMENTS 103.0% (cost $1,151,170,809; Note 5)	$1,162,235,329
Liabilities in excess of other assets(l) (3.0)%	(34,314,151)

NET ASSETS 100.0%	$1,127,921,178

The	following abbreviations are used in portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

RegS—Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

ABS—Asset-Backed Security

AUD—Australian Dollar

BABs—Build America Bonds

BBR—New Zealand Bank Bill Rate

bps—Basis Points

BBSW—Australian Bank Bill Swap Reference Rate

BRL—Brazilian Real

BOBL—Bundesobligationen—German Federal Obligations

BZDIOVER—Brazil Cetip Interbank Deposit Overnight Rate

CAD—Canadian Dollar

CDO—Collateralized Debt Obligation

CHF—Swiss Franc

CLO—Collateralized Loan Obligation

CLP—Chilean Peso

CNY—Chinese Yuan Renminbi

COP—Colombian Peso

CZK—Hungarian Forint

EUR—Euro

EURIBOR—Euro Interbank Offered Rate

FHLMC—Federal Home Loan Mortgage Corporation

GDP—British Pound

HKD—Hong Kong Dollar

HUF—Hungarian Forint

I/O—Interest Only

INR—Indian Rupee

ITL—Italian Lira

JPY—Japanese Yen

LIBOR—London Interbank Offered Rate

MTN—Medium Term Note

MXN—Mexican Peso

NOK—Norwegian Krone

NR—Not Rated by Moody’s or Standard & Poor’s

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	57

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

NZD—New Zealand Dollar

PEN—Peruvian Nuevo Sol

PHP—Philippine Peso

PLN—Polish Zloty

RON—Romanian Leu

RUB—Russian Ruble

SEK—Swedish Krona

SGD—Singapore Dollar

THB—Thailand Baht

TRY—Turkish Lira

TWD—Taiwan Dollar

†	The ratings reflected are as of April 30, 2013. Ratings of certain bonds may have changed subsequent to that date. The Fund’s current Statement of Additional Information contains a description of Mood’s and Standard & Poor’s ratings.
#	Principal amount shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2013.
(b)	Standard & Poor’s Rating.
(c)	Indicates a security that has been deemed illiquid.
(d)	Indicates a restricted security; the aggregate original cost of such securities is $7,698,614. The aggregate value of $7,720,690 is approximately 0.7% of net assets.
(e)	Amount is actual; not rounded to thousands.
(f)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(g)	Represents a step bond. Rate shown reflects the effective yield at the time of purchase.
(h)	Represents zero coupon bond. Rate shown reflects the effective yield on April 30, 2013.
(i)	Represents security, or a portion thereof, segregated as collateral for futures contract.
(j)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(k)	Represents a step coupon bond. Rate shown reflects the current coupon at April 30, 2013.
(l)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Open futures contracts outstanding at April 30, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at April 30, 2013	Unrealized Depreciation
	Short Positions:
116	2 Year Euro-Schatz	Jun. 2013	$16,914,362	$16,918,863	$(4,501)
144	2 Year U.S. Treasury Notes	Jun. 2013	31,741,068	31,770,000	(28,932)
72	5 Year U.S. Treasury Notes	Jun. 2013	8,964,963	8,974,125	(9,162)
61	10 Year U.S. Treasury Notes	Jun. 2013	8,124,847	8,134,922	(10,075)
90	U.S. Long Bond	Jun. 2013	13,218,423	13,353,750	(135,327)
269	U.S. Ultra Bond	Jun. 2013	44,098,551	44,208,469	(109,918)
58	Euro-BOBL	Jun. 2013	9,656,437	9,680,034	(23,597)

					$(321,512)

See Notes to Financial Statements.

58	Visit our website at www.prudentialfunds.com

Forward foreign currency exchange contracts outstanding at April 30, 2013:

Purchase Contracts	Counterparty	Notional Amount		Value at Settlement Date Payable	Value at April 30, 2013	Unrealized Appreciation/ (Depreciation)
Australian Dollar
Expiring 07/23/13	Goldman Sachs International	AUD	7,851,939	$8,030,225	$8,088,968	$58,743
Expiring 07/23/13	Goldman Sachs International	AUD	2,118,445	2,175,800	2,182,396	6,596
British Pound
Expiring 07/25/13	Goldman Sachs International	GBP	1,415,472	2,190,800	2,197,609	6,809
Canadian Dollar
Expiring 07/22/13	Citibank NA	CAD	7,743,656	7,532,871	7,671,418	138,547
Expiring 07/22/13	Goldman Sachs International	CAD	2,219,912	2,159,700	2,199,203	39,503
Expiring 07/22/13	JPMorgan Chase Securities	CAD	538,821	524,200	533,794	9,594
Chilean Peso
Expiring 06/11/13	Citibank NA	CLP	1,365,066,400	2,897,000	2,880,932	(16,068)
Expiring 06/11/13	Credit Suisse International	CLP	1,394,077,192	2,898,289	2,942,158	43,869
Expiring 08/16/13	Citibank NA	CLP	542,584,580	1,127,800	1,135,094	7,294
Chinese Yuan Renminbi
Expiring 06/21/13	Citibank NA	CNY	8,292,916	1,320,528	1,341,626	21,098
Expiring 07/12/13	Citibank NA	CNY	23,609,207	3,765,820	3,815,235	49,415
Expiring 07/12/13	UBS AG	CNY	20,093,766	3,220,000	3,247,142	27,142
Expiring 10/29/13	Citibank NA	CNY	2,948,881	466,300	474,450	8,150
Expiring 10/29/13	UBS AG	CNY	6,592,339	1,047,900	1,060,652	12,752
Expiring 10/29/13	UBS AG	CNY	3,139,506	494,800	505,120	10,320
Czech Koruna
Expiring 07/24/13	Citibank NA	CZK	30,237,281	1,521,024	1,544,523	23,499
Expiring 07/24/13	Morgan Stanley	CZK	21,511,634	1,087,900	1,098,816	10,916
Expiring 07/24/13	UBS AG	CZK	32,379,734	1,643,100	1,653,960	10,860
Hong Kong Dollar
Expiring 07/23/13	Citibank NA	HKD	10,000,000	1,288,583	1,289,180	597
Hungarian Forint
Expiring 07/24/13	Goldman Sachs International	HUF	1,159,289,335	5,013,382	5,057,683	44,301
Indian Rupee
Expiring 07/15/13	Citibank NA	INR	84,387,525	1,516,520	1,542,960	26,440
Expiring 07/15/13	UBS AG	INR	115,060,912	2,105,800	2,103,799	(2,001)
Expiring 11/05/13	UBS AG	INR	92,157,000	1,668,000	1,651,742	(16,258)
Mexican Peso
Expiring 07/22/13	Citibank NA	MXN	107,777,882	8,695,105	8,813,561	118,456
New Zealand Dollar
Expiring 07/23/13	Goldman Sachs International	NZD	6,203,169	5,199,255	5,285,892	86,637
Expiring 07/23/13	Goldman Sachs International	NZD	2,825,214	2,375,700	2,407,443	31,743
Expiring 07/23/13	Goldman Sachs International	NZD	2,562,650	2,175,800	2,183,705	7,905

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	59

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

Purchase Contracts	Counterparty	Notional Amount		Value at Settlement Date Payable	Value at April 30, 2013	Unrealized Appreciation/ (Depreciation)
Norwegian Krone
Expiring 07/24/13	Deutsche Bank AG	NOK	9,656,094	$1,657,100	$1,668,978	$11,878
Expiring 07/24/13	Goldman Sachs International	NOK	28,934,877	4,922,674	5,001,159	78,485
Expiring 07/24/13	Goldman Sachs International	NOK	12,865,666	2,190,800	2,223,726	32,926
Expiring 07/24/13	Goldman Sachs International	NOK	12,767,740	2,175,800	2,206,801	31,001
Expiring 07/24/13	Morgan Stanley	NOK	9,642,666	1,668,000	1,666,657	(1,343)
Peruvian Nuevo Sol
Expiring 05/31/13	Citibank NA	PEN	11,735,052	4,532,308	4,429,932	(102,376)
Expiring 05/31/13	Citibank NA	PEN	3,787,669	1,466,100	1,429,829	(36,271)
Philippine Peso
Expiring 06/18/13	Citibank NA	PHP	124,689,484	3,049,015	3,022,875	(26,140)
Polish Zloty
Expiring 07/24/13	Deutsche Bank AG	PLN	7,012,461	2,209,400	2,206,242	(3,158)
Expiring 07/24/13	Goldman Sachs International	PLN	20,731,291	6,545,187	6,522,425	(22,762)
Romanian Leu
Expiring 07/24/13	Goldman Sachs International	RON	6,965,628	2,099,000	2,102,783	3,783
Expiring 07/24/13	UBS AG	RON	24,213,708	7,196,108	7,309,629	113,521
Russian Ruble
Expiring 06/13/13	Citibank NA	RUB	56,117,478	1,793,979	1,788,304	(5,675)
Expiring 06/13/13	Citibank NA	RUB	11,958,417	384,200	381,081	(3,119)
Expiring 10/09/13	Citibank NA	RUB	50,816,315	1,598,500	1,588,721	(9,779)
Expiring 10/09/13	Citibank NA	RUB	47,006,420	1,458,400	1,469,609	11,209
Expiring 10/09/13	Citibank NA	RUB	31,752,596	991,200	992,713	1,513
Singapore Dollar
Expiring 07/23/13	Goldman Sachs International	SGD	2,739,239	2,224,000	2,224,076	76
Expiring 07/23/13	JPMorgan Chase Securities	SGD	15,148,300	12,243,326	12,299,392	56,066
Swedish Krona
Expiring 07/24/13	Goldman Sachs International	SEK	36,541,402	5,575,722	5,627,340	51,618
Expiring 07/24/13	Goldman Sachs International	SEK	7,247,483	1,112,000	1,116,105	4,105
Expiring 07/24/13	Morgan Stanley	SEK	22,986,362	3,481,300	3,539,877	58,577
Expiring 07/24/13	Morgan Stanley	SEK	18,024,810	2,738,500	2,775,803	37,303
Swiss Franc
Expiring 07/24/13	JPMorgan Chase Securities	CHF	2,479,203	2,668,800	2,668,766	(34)
Taiwan Dollar
Expiring 05/20/13	UBS AG	TWD	64,996,129	2,209,400	2,202,935	(6,465)
Expiring 11/13/13	Citibank NA	TWD	12,011,583	420,500	408,343	(12,157)
Expiring 11/13/13	UBS AG	TWD	12,108,704	423,900	411,645	(12,255)
Thai Baht
Expiring 05/28/13	Citibank NA	THB	24,401,619	835,300	830,002	(5,298)
Expiring 05/28/13	HSBC	THB	33,704,162	1,128,800	1,146,421	17,621

See Notes to Financial Statements.

60	Visit our website at www.prudentialfunds.com

Purchase Contracts	Counterparty	Notional Amount		Value at Settlement Date Payable	Value at April 30, 2013	Unrealized Appreciation/ (Depreciation)
Thai Baht (cont’d.)
Expiring 05/28/13	JPMorgan Chase Securities	THB	29,219,538	$994,200	$993,880	$(320)
Expiring 05/28/13	Morgan Stanley	THB	47,800,756	1,613,800	1,625,906	12,106
Expiring 05/28/13	UBS AG	THB	66,614,153	2,222,620	2,265,829	43,209
Expiring 05/28/13	UBS AG	THB	39,088,654	1,346,900	1,329,570	(17,330)
Expiring 05/28/13	UBS AG	THB	30,715,753	1,029,000	1,044,773	15,773
Expiring 05/28/13	UBS AG	THB	29,099,200	1,000,000	989,787	(10,213)
Turkish Lira
Expiring 07/30/13	Citibank NA	TRY	7,150,944	3,940,062	3,951,627	11,565

				$167,288,103	$168,372,602	$1,084,499

Sale Contracts	Counterparty	Notional Amount		Value at Settlement Date Receivable	Value at April 30, 2013	Unrealized Appreciation/ (Depreciation)
Australian Dollar
Expiring 07/23/13	Deutsche Bank AG	AUD	1,675,311	$1,704,900	$1,725,884	$(20,984)
British Pound
Expiring 07/25/13	Citibank NA	GBP	1,490,405	2,272,883	2,313,946	(41,063)
Chilean Peso
Expiring 06/11/13	Citibank NA	CLP	1,569,283,120	3,263,900	3,311,925	(48,025)
Expiring 08/16/13	Citibank NA	CLP	517,828,320	1,065,600	1,083,304	(17,704)
Expiring 08/16/13	Citibank NA	CLP	204,501,024	421,200	427,819	(6,619)
Colombian Peso
Expiring 06/07/13	Citibank NA	COP	870,967,075	476,199	475,789	410
Euro
Expiring 07/25/13	Credit Suisse International	EUR	390,405	508,971	514,454	(5,483)
Expiring 07/25/13	Credit Suisse International	EUR	139,872	181,934	184,316	(2,382)
Expiring 07/25/13	Goldman Sachs International	EUR	34,587,066	44,998,742	45,576,904	(578,162)
Expiring 07/25/13	Goldman Sachs International	EUR	2,476,833	3,219,100	3,263,832	(44,732)
Expiring 07/25/13	Goldman Sachs International	EUR	1,305,703	1,704,900	1,720,583	(15,683)
Hong Kong Dollar
Expiring 06/27/13	UBS AG	HKD	10,373,041	1,338,784	1,337,107	1,677
Expiring 07/23/13	Citibank NA	HKD	13,112,639	1,689,696	1,690,455	(759)
Hungarian Forint
Expiring 07/24/13	Citibank NA	HUF	364,764,762	1,579,300	1,591,375	(12,075)
Expiring 07/24/13	Deutsche Bank AG	HUF	469,816,731	2,024,600	2,049,690	(25,090)
Expiring 07/24/13	UBS AG	HUF	341,600,727	1,483,300	1,490,317	(7,017)
Indian Rupee
Expiring 03/04/14	UBS AG	INR	77,267,750	1,318,000	1,358,974	(40,974)
Expiring 03/04/14	UBS AG	INR	11,572,524	199,200	203,536	(4,336)

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	61

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

Sale Contracts	Counterparty	Notional Amount		Value at Settlement Date Receivable	Value at April 30, 2013	Unrealized Appreciation/ (Depreciation)
Japanese Yen
Expiring 07/25/13	Credit Suisse International	JPY	117,264,339	$1,180,300	$1,203,485	$(23,185)
Expiring 07/25/13	Goldman Sachs International	JPY	1,426,512,353	14,376,382	14,640,312	(263,930)
Expiring 07/25/13	JPMorgan Chase Securities	JPY	209,807,925	2,110,300	2,153,261	(42,961)
Expiring 07/25/13	UBS AG	JPY	52,742,331	529,800	541,295	(11,495)
Mexican Peso
Expiring 07/22/13	JPMorgan Chase Securities	MXN	26,126,892	2,105,800	2,136,533	(30,733)
Norwegian Krone
Expiring 07/24/13	Goldman Sachs International	NOK	10,696,596	1,802,696	1,848,820	(46,124)
Expiring 07/24/13	Morgan Stanley	NOK	11,892,587	2,024,600	2,055,538	(30,938)
Expiring 07/24/13	Morgan Stanley	NOK	6,357,949	1,073,000	1,098,920	(25,920)
Peruvian Nuevo Sol
Expiring 08/02/13	Citibank NA	PEN	5,677,851	2,159,700	2,137,501	22,199
Expiring 08/02/13	Citibank NA	PEN	5,619,563	2,146,100	2,115,558	30,542
Philippine Peso
Expiring 06/18/13	UBS AG	PHP	78,174,684	1,891,590	1,895,206	(3,616)
Expiring 06/18/13	UBS AG	PHP	46,514,800	1,129,000	1,127,669	1,331
Polish Zloty
Expiring 07/24/13	Citibank NA	PLN	6,950,753	2,159,700	2,186,828	(27,128)
Expiring 07/24/13	Citibank NA	PLN	6,867,861	2,146,100	2,160,749	(14,649)
Expiring 07/24/13	Morgan Stanley	PLN	3,491,902	1,087,900	1,098,613	(10,713)
Russian Ruble
Expiring 07/18/13	Citibank NA	RUB	68,659,567	2,191,951	2,175,320	16,631
Singapore Dollar
Expiring 07/23/13	JPMorgan Chase Securities	SGD	6,176,192	4,967,300	5,014,649	(47,349)
Expiring 07/23/13	UBS AG	SGD	2,314,839	1,866,294	1,879,492	(13,198)
Swedish Krona
Expiring 07/24/13	Morgan Stanley	SEK	15,677,017	2,360,700	2,414,245	(53,545)
Expiring 07/24/13	Morgan Stanley	SEK	11,498,918	1,740,700	1,770,822	(30,122)
Swiss Franc
Expiring 07/24/13	JPMorgan Chase Securities	CHF	2,553,989	2,699,600	2,749,270	(49,670)
Taiwan Dollar
Expiring 11/13/13	UBS AG	TWD	24,120,286	830,588	819,988	10,600
Thai Baht
Expiring 05/28/13	Citibank NA	THB	89,915,461	3,111,800	3,058,405	53,395
Expiring 05/28/13	JPMorgan Chase Securities	THB	95,371,173	3,263,800	3,243,977	19,823
Expiring 05/28/13	JPMorgan Chase Securities	THB	59,468,525	2,051,700	2,022,776	28,924
Expiring 05/28/13	UBS AG	THB	57,989,791	1,970,900	1,972,478	(1,578)

				$134,429,510	$135,841,920	(1,412,410)

						$(327,911)

See Notes to Financial Statements.

62	Visit our website at www.prudentialfunds.com

Forward rate agreement outstanding at April 30, 2013:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
Over-the-counter forward rate agreement:
CHF 100,000	12/25/13	(0.030)%	3 Month Swiss Franc LIBOR Rate(1)	$31,821	$—	$31,821	Barclays Bank PLC

(1)	The Fund pays the fixed rate and receives the floating rate.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Currency swap agreements outstanding as of April 30, 2013:

Notional Amount#	Fund Receives	Notional Amount#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Over-the-counter swap agreements:
1,241,901	3 month LIBOR	CHF	1,150,000	3 month EURIBOR minus 22.50 bps	Barclays Bank PLC	01/18/14	$5,065	$—	$5,065
363,608	3 month LIBOR	EUR	280,000	3 month EURIBOR minus 30.50 bps	Barclays Bank PLC	12/04/14	(4,506)	—	(4,506)
7,932,470	3 month LIBOR	EUR	5,980,000	3 month EURIBOR minus 26.25 bps	Barclays Bank PLC	01/25/15	60,122	—	60,122
195,615	3 month LIBOR	EUR	150,000	3 month EURIBOR minus 31.70 bps	Barclays Bank PLC	12/14/15	(1,540)	—	(1,540)
2,243,150	3 month LIBOR	EUR	1,700,000	3 month EURIBOR minus 28.25 bps	Barclays Bank PLC	01/04/16	5,878	—	5,878
602,289	3 month LIBOR	JPY	60,000,000	3 month EURIBOR minus 54.00 bps	Barclays Bank PLC	10/12/16	(12,020)	—	(12,020)
1,817,280	3 month LIBOR	GBP	1,200,000	3 month EURIBOR minus 14.25 bps	Barclays Bank PLC	04/05/18	(45,740)	—	(45,740)
1,077,412	3 month LIBOR	JPY	100,000,000	3 month EURIBOR minus 28.00 bps	Citibank NA	10/05/14	52,422	—	52,422
6,619,238	3 month LIBOR	EUR	4,975,000	3 month EURIBOR minus 26.00 bps	Citibank NA	01/25/15	69,627	—	69,627
1,622,230	3 month LIBOR	JPY	158,135,000	3 month EURIBOR minus 32.75 bps	Citibank NA	05/02/15	117	—	117
255,951	3 month LIBOR	JPY	20,000,000	4.500%	Citibank NA	06/08/15	41,949	(10,063)	52,012
256,805	3 month LIBOR	JPY	20,000,000	4.500%	Citibank NA	06/08/15	41,697	(11,241)	52,938
253,800	3 month LIBOR	EUR	200,000	3 month EURIBOR minus 31.25 bps	Citibank NA	11/15/15	(9,081)	—	(9,081)
121,310	3 month LIBOR	EUR	100,000	4.500%	Citibank NA	11/30/15	(14,984)	(1,140)	(13,844)
1,079,120	3 month LIBOR	EUR	820,000	3 month EURIBOR minus 30.00 bps	Citibank NA	12/18/15	671	—	671
64,210	3 month LIBOR	JPY	5,000,000	3.450%	Citibank NA	03/24/17	16,366	311	16,055
2,013,490	3 month LIBOR	JPY	200,000,000	3 month EURIBOR minus 53.25 bps	Citibank NA	04/24/17	(40,043)	—	(40,043)

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	63

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

Notional Amount#	Fund Receives	Notional Amount#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
79,261	3 month LIBOR	EUR	65,000	4.250%	Citibank NA	07/14/17	$(16,217)	$(6,770)	$(9,447)
42,802	3 month LIBOR	EUR	35,000	4.250%	Citibank NA	07/14/17	(8,818)	(4,000)	(4,818)
6,211,050	3 month LIBOR	EUR	4,700,000	3 month EURIBOR minus 29.75 bps	Deutsche Bank AG	12/31/15	28,633	—	28,633
1,799,550	3 month LIBOR	EUR	1,350,000	3 month EURIBOR minus 25.75 bps	HSBC Bank USA NA	01/17/15	22,330	—	22,330
3,211,340	3 month LIBOR	EUR	2,420,000	3 month EURIBOR minus 26.00 bps	HSBC Bank USA NA	01/25/15	25,398	—	25,398
2,618,400	3 month LIBOR	EUR	2,000,000	3 month EURIBOR minus 26.00 bps	HSBC Bank USA NA	04/16/15	(14,860)	—	(14,860)
1,069,519	3 month LIBOR	CHF	1,000,000	3 month EURIBOR minus 29.00 bps	HSBC Bank USA NA	04/24/15	(5,515)	—	(5,515)
1,686,288	3 month LIBOR	EUR	1,290,000	3 month EURIBOR minus 30.50 bps	HSBC Bank USA NA	12/17/15	(7,915)	—	(7,915)
724,075	3 month LIBOR	EUR	550,000	3 month EURIBOR minus 30.25 bps	HSBC Bank USA NA	12/19/15	837	—	837
1,246,400	3 month LIBOR	EUR	950,000	3 month EURIBOR plus 28.375 bps	JPMorgan Chase Bank	10/19/14	(3,581)	—	(3,581)
127,060	3 month LIBOR	EUR	100,000	3 month EURIBOR minus 31.25 bps	JPMorgan Chase Bank	11/15/14	(4,352)	—	(4,352)
1,305,000	3 month LIBOR	EUR	1,000,000	3 month EURIBOR minus 25.25 bps	JPMorgan Chase Bank	04/11/15	(11,766)	—	(11,766)
1,060,928	3 month LIBOR	JPY	105,000,000	3 month EURIBOR minus 37.00 bps	JPMorgan Chase Bank	04/11/15	(14,861)	—	(14,861)
122,560	3 month LIBOR	EUR	100,000	4.500%	JPMorgan Chase Bank	11/30/15	(13,995)	(2,121)	(11,874)

							$141,318	$(35,024)	$176,342

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Interest rate swap agreements outstanding at April 30, 2013:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Counterparty
Over-the-counter swap agreements:
$10,000	07/22/13	0.647%	3 month LIBOR(1)	$(25,360)	$—	$(25,360)	Morgan Stanley Capital Services
3,800	08/24/14	0.475%	3 month LIBOR(1)	(9,801)	—	(9,801)	Citibank NA
9,700	12/03/14	0.376%	3 month LIBOR(1)	(19,433)	—	(19,433)	Citibank NA
3,470	12/14/14	0.351%	3 month LIBOR(2)	5,085	—	5,085	Citibank NA
8,000	01/03/15	0.385%	3 month LIBOR(1)	(16,631)	—	(16,631)	Citibank NA
5,000	08/24/15	0.573%	3 month LIBOR(1)	(26,258)	—	(26,258)	Citibank NA
13,000	12/03/15	0.450%	3 month LIBOR(1)	(35,229)	—	(35,229)	Citibank NA
3,985	12/03/15	0.450%	3 month LIBOR(1)	(10,799)	—	(10,799)	Citibank NA

See Notes to Financial Statements.

64	Visit our website at www.prudentialfunds.com

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Counterparty
Over-the-counter swap agreements (cont’d.):
$7,660	01/25/16	0.503%	3 month LIBOR(1)	$(28,186)	$—	$(28,186)	Citibank NA
2,000	04/08/16	2.520%	3 month LIBOR(1)	(123,792)	—	(123,792)	Citibank NA
2,000	04/27/16	2.313%	3 month LIBOR(1)	(111,209)	—	(111,209)	Citibank NA
1,000	05/18/16	2.040%	3 month LIBOR(1)	(56,542)	—	(56,542)	Citibank NA
2,000	06/30/16	1.821%	3 month LIBOR(1)	(96,121)	—	(96,121)	Citibank NA
2,070	08/31/16	0.934%	3 month LIBOR(2)	31,663	—	31,663	Credit Suisse International
645	08/31/16	0.975%	3 month LIBOR(1)	(10,783)	—	(10,783)	JPMorgan Chase Bank
645	08/31/16	0.978%	3 month LIBOR(1)	(10,861)	—	(10,861)	JPMorgan Chase Bank
24,900	02/28/17	0.687%	3 month LIBOR(1)	(106,947)	—	(106,947)	Credit Suisse International
2,500	08/24/17	0.944%	3 month LIBOR(1)	(30,311)	—	(30,311)	Citibank NA
26,950	08/31/17	0.783%	3 month LIBOR(1)	(83,260)	—	(83,260)	Morgan Stanley Capital Services
26,950	08/31/17	0.751%	3 month LIBOR(1)	(47,345)	—	(47,345)	Morgan Stanley Capital Services
25,150	08/31/17	0.872%	3 month LIBOR(1)	(169,304)	—	(169,304)	Deutsche Bank AG
14,325	08/31/17	0.751%	3 month LIBOR(1)	(25,348)	—	(25,348)	Bank of Nova Scotia
12,000	09/10/17	0.845%	3 month LIBOR(1)	(85,191)	—	(85,191)	Morgan Stanley Capital Services
5,000	12/03/17	0.759%	3 month LIBOR(1)	(15,693)	—	(15,693)	Citibank NA
19,100	01/02/18	0.839%	3 month LIBOR(1)	(110,905)	—	(110,905)	Citibank NA
3,500	01/07/18	0.863%	3 month LIBOR(2)	24,030	—	24,030	Barclays Bank PLC
850	04/18/18	0.986%	6 month LIBOR(1)	(2,018)	—	(2,018)	Citibank NA
290	04/18/18	0.985%	6 month LIBOR(1)	(674)	—	(674)	Barclays Bank PLC
3,000	04/22/18	0.865%	3 month LIBOR(1)	(5,382)	—	(5,382)	JPMorgan Chase Bank
300	09/21/18	1.670%	3 month LIBOR(1)	(12,235)	—	(12,235)	Goldman Sachs International
11,110	08/15/19	1.231%	3 month LIBOR(1)	(85,443)	—	(85,443)	Credit Suisse International
6,620	11/15/19	1.334%	3 month LIBOR(1)	(65,326)	—	(65,326)	Citibank NA
5,095	11/15/19	1.443%	3 month LIBOR(2)	86,173	—	86,173	Morgan Stanley Capital Services
23,800	01/24/20	1.348%	3 month LIBOR(1)	(256,596)	—	(256,596)	Credit Suisse International
16,855	02/15/20	1.355%	3 month LIBOR(2)	83,639	—	83,639	Morgan Stanley Capital Services
5,095	02/15/20	1.505%	3 month LIBOR(1)	(74,508)	—	(74,508)	Morgan Stanley Capital Services
50,000	02/25/20	1.478%	3 month LIBOR(1)	(831,388)	—	(831,388)	Bank of America

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	65

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Counterparty
	Over-the-counter swap agreements (cont’d.):
	$3,390	04/19/20	1.438%	6 month LIBOR(1)	$(9,364)	$—	$(9,364)	Goldman Sachs International
	2,090	04/19/20	1.441%	6 month LIBOR(1)	(6,270)	—	(6,270)	Citibank NA
	1,040	04/19/20	1.443%	6 month LIBOR(1)	(3,226)	—	(3,226)	Credit Suisse International
	2,000	04/05/21	1.619%	3 month LIBOR(1)	(22,487)	—	(22,487)	Citibank NA
	1,000	04/19/21	3.514%	3 month LIBOR(1)	(155,832)	—	(155,832)	Citibank NA
	1,000	06/30/21	3.078%	3 month LIBOR(1)	(131,296)	—	(131,296)	Citibank NA
	700	09/08/21	2.150%	3 month LIBOR(2)	34,648	—	34,648	Citibank NA
	2,000	01/13/22	1.781%	3 month LIBOR(1)	(35,865)	—	(35,865)	Barclays Bank PLC
	2,400	08/24/22	1.855%	3 month LIBOR(1)	(32,833)	—	(32,833)	Citibank NA
	15,900	12/03/22	1.661%	3 month LIBOR(1)	67,750	—	67,750	Citibank NA
	7,000	12/12/22	1.675%	3 month LIBOR(1)	25,127	—	25,127	Morgan Stanley Capital Services
	3,000	01/02/23	1.773%	3 month LIBOR(1)	(11,625)	—	(11,625)	Citibank NA
	1,400	02/08/23	2.050%	3 month LIBOR(1)	(36,855)	—	(36,855)	JPMorgan Chase Bank
	24,000	04/03/23	2.015%	3 month LIBOR(1)	(446,509)	—	(446,509)	Morgan Stanley Capital Services
	2,500	12/03/27	2.170%	3 month LIBOR(1)	36,477	—	36,477	Citibank NA
	460	12/13/27	2.200%	3 month LIBOR(2)	(5,251)	—	(5,251)	Barclays Bank PLC
	500	01/07/33	2.676%	3 month LIBOR(1)	(9,851)	—	(9,851)	Citibank NA
	5,000	01/24/33	2.650%	3 month LIBOR(1)	(70,638)	—	(70,638)	Barclays Bank PLC
	17,000	08/15/39	2.980%	3 month LIBOR(1)	(663,326)	—	(663,326)	Morgan Stanley Capital Services
	10,510	08/15/39	2.757%	3 month LIBOR(2)	(42,759)	—	(42,759)	Deutsche Bank AG
	5,895	08/15/39	2.949%	3 month LIBOR(2)	194,118	—	194,118	Barclays Bank PLC
	5,895	08/15/39	3.011%	3 month LIBOR(1)	(264,530)	—	(264,530)	Barclays Bank PLC
	130	02/16/42	2.766%	3 month LIBOR(2)	61	—	61	Citibank NA
	170	02/21/42	2.800%	3 month LIBOR(2)	1,208	—	1,208	Citibank NA
	700	08/24/42	2.620%	3 month LIBOR(1)	22,263	—	22,263	Citibank NA
	4,765	10/11/42	2.708%	3 month LIBOR(1)	79,966	—	79,966	Bank of Nova Scotia
	1,400	12/03/42	2.561%	3 month LIBOR(1)	54,612	—	54,612	Citibank NA
	1,300	12/12/42	2.590%	3 month LIBOR(1)	43,551	—	43,551	Morgan Stanley Capital Services
	2,800	01/02/43	2.715%	3 month LIBOR(1)	23,391	—	23,391	Citibank NA
	2,000	01/24/43	2.831%	3 month LIBOR(1)	(29,518)	—	(29,518)	Barclays Bank PLC
AUD	360	12/19/32	4.423%	6 month BBSW(2)	12,293	—	12,293	Barclays Bank PLC
AUD	450	12/20/32	4.420%	6 month BBSW(2)	15,164	—	15,164	Citibank NA
BRL	2,166	01/01/17	0.00%	1 Day BZDIOVER(2)	(4,454)	—	(4,454)	Citibank NA

See Notes to Financial Statements.

66	Visit our website at www.prudentialfunds.com

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Counterparty
	Over-the-counter swap agreements (cont’d.):
BRL	1,026	01/01/17	0.00%	1 day BZDIOVER(2)	$16,738	$—	$16,738	Barclays Bank PLC
EUR	3,155	12/14/14	0.349%	6 month EURIBOR(1)	1,163	—	1,163	Citibank NA
EUR	6,390	01/25/16	0.695%	6 month EURIBOR(2)	61,795	—	61,795	Citibank NA
EUR	2,900	01/07/18	0.848%	6 month EURIBOR(1)	(31,191)	—	(31,191)	Citibank NA
EUR	360	12/13/27	2.065%	6 month EURIBOR(1)	(13,866)	—	(13,866)	Barclays Bank PLC
JPY	205,000	04/18/18	0.418%	6 month LIBOR(2)	2,181	—	2,181	HSBC Bank USA NA
JPY	70,000	04/18/18	0.418%	6 month LIBOR(2)	745	—	745	Barclays Bank PLC
JPY	1,020,000	04/19/20	0.520%	6 month LIBOR(2)	(2,264)	—	(2,264)	Goldman Sachs International
JPY	575,000	04/19/20	0.563%	6 month LIBOR(2)	16,617	—	16,617	Citibank NA
JPY	300,000	04/16/23	0.785%	6 month LIBOR(2)	8,361	—	8,361	Citibank NA
MXN	4,200	07/05/13	5.480%	28 day Mexican Interbank Rate(2)	1,029	—	1,029	Barclays Bank PLC
MXN	15,000	12/02/15	5.080%	28 day Mexican Interbank Rate(2)	26,216	—	26,216	Morgan Stanley Capital Services
MXN	2,900	05/25/22	6.370%	28 day Mexican Interbank Rate(2)	24,283	—	24,283	Morgan Stanley Capital Services
NZD	1,000	08/09/16	3.125%	3 month BBR(2)	3,897	—	3,897	Citibank NA
NZD	130	03/26/17	3.810%	3 month BBR(2)	3,003	—	3,003	HSBC Bank USA NA
NZD	230	09/25/22	3.790%	3 month BBR(2)	658	—	658	Citibank NA

					$(3,610,784)	$—	$(3,610,784)

(1)	Fund pays the fixed rate and receives the floating rate.
(2)	Fund pays the floating rate and receives the fixed rate.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	67

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

Credit default swap agreements outstanding at April 30, 2013:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)		Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Depreciation	Counterparty
Over-the-counter credit default swap on credit indices—Buy Protection(1):
CDX.NA.IG.19.V1	12/20/17	1.000%		$23,000	$(382,183)	$(101,597)	$(280,586)	Citibank NA
CDX.NA.IG.19.V1	12/20/17	1.000%		16,000	(265,867)	(86,813)	(179,054)	Deutsche Bank AG
CDX.NA.IG.19.V1	12/20/17	1.000%		14,500	(240,941)	(68,116)	(172,825)	Deutsche Bank AG
CDX.NA.IG.19.V1	12/20/17	1.000%		9,000	(149,550)	(41,774)	(107,776)	Citibank NA
ITRAXX.EUR.18.V1	12/20/17	1.000%	EUR	1,600	(13,102)	17,384	(30,486)	Bank of America
ITRAXX.EUR.18.V1	12/20/17	1.000%	EUR	1,600	(13,103)	28,712	(41,815)	Deutsche Bank AG

					$(1,064,746)	$(252,204)	$(812,542)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)		Fair Value(3)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation	Counterparty
Over-the-counter credit default swap on credit indices—Sell Protection(2):
CDX.NA.HY.16.V5	06/20/16	5.000%		$14,400	$1,398,170	$869,000	$529,170	Deutsche Bank AG
CDX.NA.HY.17.V5	12/20/16	5.000%		3,360	292,145	140,933	151,212	Credit Suisse International
CDX.NA.HY.17.V5	12/20/16	5.000%		5,520	479,954	241,884	238,070	Deutsche Bank AG
CDX.NA.HY.17.V5	12/20/16	5.000%		6,240	542,556	285,133	257,423	Deutsche Bank AG
CDX.NA.HY.17.V5	12/20/16	5.000%		8,880	772,099	383,567	388,532	Deutsche Bank AG
CDX.NA.HY.18.V2	06/20/17	5.000%		990	83,966	(77,274)	161,240	Citibank NA
CDX.NA.HY.18.V2	06/20/17	5.000%		1,980	167,929	(40,700)	208,629	Goldman Sachs International
CDX.NA.HY.18.V2	06/20/17	5.000%		2,970	251,894	(79,612)	331,506	Citibank NA
CDX.NA.HY.19.V1	12/20/17	5.000%		10,000	767,200	(190,278)	957,478	Bank of America

					$4,755,913	$1,532,653	$3,223,260

The Fund entered into credit default swaps as the protection seller on credit indices and sovereign issues to take an active short position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising

See Notes to Financial Statements.

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the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
CLO’s, CDO’s and Other Asset-Backed Securities	$—	$98,425,942	$44,857,600
Residential Mortgage-Backed Securities	—	69,071,193	—
Bank Loans	—	60,704,197	1,522,525
Commercial Mortgage-Backed Securities	—	161,055,142	3,420,230
Corporate Bonds	—	335,426,875	367,552
Cover Bonds	—	5,361,992	—
Municipal Bonds	—	3,926,021	—
Non-Corporate Foreign Agencies	—	25,475,052	—
Sovereigns	—	165,029,424	1,528,379
U.S. Government Agency Obligations	—	3,267,008	—
U.S. Treasury Obligations	—	105,814,182	—
Affiliated Money Market Mutual Fund	76,982,015	—	—

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	69

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

	Level 1	Level 2	Level 3
Other Financial Instruments*
Futures Contracts	$(321,512)	$—	$—
Forward Foreign Currency Exchange Contracts	—	(327,911)	—
Forward Rate Agreements	—	31,821	—
Currency Swap Agreements	—	176,342	—
Interest Rate Swap Agreements	—	(3,610,784)	—
Credit Default Swap Agreements	—	2,410,718	—

Total	$76,660,503	$1,032,237,214	$51,696,286

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	CLO’s, CDO’s and Other Asset-Backed Securities	Bank Loans	Commercial Mortgage- Backed Securities	Corporate Bonds	Sovereigns
Balance as of 10/31/12	$3,823,000	$98,256	$—	$372,864	$—
Realized gain (loss)	7,888	(633)	—	—	—
Change in unrealized appreciation (depreciation)**	(29,400)	9,509	(2,554)	4,896	(51,160)
Purchases	44,887,000	1,455,871	3,422,784	—	1,579,539
Sales	(1,257,888)	(140,836)	—	(10,208)	—
Accrued discount/premium	—	3,274	—	—	—
Transfers into Level 3	—	97,084	—	—	—
Transfers out of Level 3	(2,573,000)	—	—	—	—

Balance as of 04/30/13	$44,857,600	$1,522,525	$3,420,230	$367,552	$1,528,379

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.
**	Of which, $(68,709) was included in Net Assets relating to securities held at the reporting period end.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, 2 CLO’s transferred out of Level 3 as a result of being valued by an independent pricing source and 1 Bank Loan transferred into Level 3 as a result of using a single broker quote.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Valuation Committee, which contain unobservable inputs. Such methodologies include, but are not limited to, using prices provided by a

See Notes to Financial Statements.

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single broker/dealer, the cost of the investment, and prices of any recent transactions or bids/offers for such securities or any comparable securities.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2013 were as follows:

Sovereigns	14.8%
Commercial Mortgage-Backed Securities	14.6
CLO’s, CDO’s and Other Asset-Backed Securities	12.7
U.S. Treasury Obligations	9.4
Affiliated Money Market Mutual Fund	6.8
Residential Mortgage-Backed Securities	6.1
Banking	5.5
Technology	2.6
Healthcare & Pharmaceutical	2.4
Non-Corporate Foreign Agencies	2.2
Cable	2.0
Capital Goods	1.8
Foods	1.7
Media & Entertainment	1.7
Telecommunications	1.5
Chemicals	1.4
Insurance	1.4
Retailers	1.4
Metals	1.3
Energy—Other	1.2
Energy—Integrated	1.1
Pipelines & Other	1.1
Consumer	1.0%
Electric	0.8
Non-Captive Finance	0.8
Automotive	0.7
Gaming	0.6
Aerospace & Defense	0.5
Cover Bonds	0.5
Lodging	0.5
Real Estate Investment Trusts	0.4
Tobacco	0.4
Building Materials & Construction	0.3
Healthcare Insurance	0.3
Municipal Bonds	0.3
Paper	0.3
Railroads	0.3
U.S. Government Agency Obligations	0.3
Airlines	0.1
Brokerage	0.1
Packaging	0.1

103.0
Liabilities in excess of other assets	(3.0)

100.0%

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	71

Portfolio of Investments

as of April 30, 2013 (Unaudited) continued

Fair values of derivative instruments as of April 30, 2013 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	Unrealized appreciation on swap agreements	$3,223,260		Unrealized depreciation on swap agreements	$812,542
Credit contracts	Premiums paid for swap agreements	1,966,613		Premiums received for swap agreements	686,164
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	1,579,053		Unrealized depreciation on forward foreign currency contracts	1,906,964
Interest rate contracts	Due from broker—variation margin	—	*	Due from broker—variation margin	321,512	*
Interest rate contracts	Unrealized appreciation on forward rate agreements	31,821		Unrealized depreciation on forward rate agreements	—
Interest rate contracts	Unrealized appreciation on swap agreements	1,400,010		Unrealized depreciation on swap agreements	4,834,452
Interest rate contracts	Premiums paid for swap agreements	311		Premiums received for swap agreements	35,335

Total		$8,201,068			$8,596,969

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the year ended April 30, 2013 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Options Purchased	Options Written	Futures	Forward Currency Contracts	Swaps	Total
Credit contracts	$—	$—	$—	$—	$470,187	$470,187
Foreign exchange contracts	—	—	—	(751,017)	—	(751,017)
Interest rate contracts	104,116	(25,797)	(1,149,200)	—	(86,609)	(1,157,490)

	$104,116	$(25,797)	$(1,149,200)	$(751,017)	$383,578	$(1,438,320)

See Notes to Financial Statements.

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Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures	Forward Currency Contracts	Swaps	Forward Rate Agreements	Total
Credit contracts	$—	$—	$2,174,959	$—	$2,174,959
Foreign exchange contracts	—	(221,863)	—	—	(221,863)
Interest rate contracts	(305,468)	—	(2,388,427)	31,821	(2,662,074)

	$(305,468)	$(221,863)	$(213,468)	$31,821	$(708,978)

As of April 30, 2013, the Fund’s average volume of derivatives activities is as follows:

Futures Long Positions (Value at Trade Date)	Futures Short Positions (Value at Trade Date)	Forward Currency Contracts— Purchased (Value at Settlement Date Payable)	Forward Currency Contracts— Sold (Value at Settlement Date Receivable)	Forward Rate Agreements (Notional Amount in USD (000))
$6,249,024	$57,179,153	$86,420,496	$60,011,450	$35,850

Currency Swaps (Notional Amount in USD (000))	Interest Rate Swaps (Notional Amount in USD (000))	Credit Default Swaps as Buyer (Notional Amount in USD (000))	Credit Default Swaps as Writer (Notional Amount in USD (000))
$28,857	$329,908	$45,211	$33,807

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	73

Statement of Assets and Liabilities

as of April 30, 2013 (Unaudited)

Assets
Investments at value:
Unaffiliated Investments (cost $1,074,188,794)	$1,085,253,314
Affiliated Investments (cost $76,982,015)	76,982,015
Foreign currency, at value (cost $86,874)	88,275
Receivable for Fund shares sold	17,525,414
Receivable for investments sold	12,517,904
Dividends and interest receivable	9,369,170
Unrealized appreciation on swap agreements	4,623,270
Premiums paid for swap agreements	1,966,924
Unrealized appreciation on forward foreign currency contracts	1,579,053
Due from broker—variation margin	131,300
Prepaid expenses	75,364
Unrealized appreciation on forward rate agreements	31,821

Total assets	1,210,143,824

Liabilities
Payable for investments purchased	69,177,570
Unrealized depreciation on swap agreements	5,646,994
Payable for Fund shares reacquired	2,966,481
Unrealized depreciation on forward foreign currency contracts	1,906,964
Dividends payable	929,120
Premiums received for swap agreements	721,499
Management fee payable	672,644
Distribution fee payable	131,866
Accrued expenses	57,126
Affiliated transfer agent fee payable	12,382

Total liabilities	82,222,646

Net Assets	$1,127,921,178

Net assets were comprised of:
Shares of beneficial interest, at par	$112,349
Paid-in capital in excess of par	1,121,151,949

1,121,264,298
Distribution in excess of net investment income	(1,675,598)
Accumulated net realized loss on investment and foreign currency transactions	(1,060,645)
Net unrealized appreciation on investments and foreign currencies	9,393,123

Net assets, April 30, 2013	$1,127,921,178

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($324,414,635 ÷ 32,397,286 shares of beneficial interest issued and outstanding)	$10.01
Maximum sales charge (4.50% of offering price)	0.47

Maximum offering price to public	$10.48

Class C
Net asset value, offering price and redemption price per share ($94,749,290 ÷ 9,439,121 shares of beneficial interest issued and outstanding)	$10.04

Class Q
Net asset value, offering price and redemption price per share ($1,074 ÷ 107.1 shares of beneficial interest issued and outstanding)	$10.03

Class Z
Net asset value, offering price and redemption price per share ($708,756,179 ÷ 70,512,537 shares of beneficial interest issued and outstanding)	$10.05

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	75

Statement of Operations

Six Months Ended April 30, 2013 (Unaudited)

Net Investment Income
Income
Interest (net of foreign withholding taxes of $11,483)	$9,349,598
Affiliated dividend income	63,561

Total income	9,413,159

Expenses
Management fee	2,199,099
Distribution fee—Class A	234,264
Distribution fee—Class C	260,122
Custodian’s fees and expenses	87,000
Transfer agent’s fees and expenses (including affiliated expense of $21,000) (Note 3)	82,000
Registration fees	42,000
Audit fee	27,000
Reports to shareholders	20,000
Legal fees and expenses	12,000
Trustees’ fees	6,000
Insurance	1,000
Miscellaneous	7,619

Total expenses	2,978,104

Expense reimbursement (Note 2)	(84,351)

Net expenses	2,893,753

Net investment income	6,519,406

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	186,681
Foreign currency transactions	(447,178)
Financial futures transactions	(1,149,200)
Swap agreement transactions	383,578
Options written transactions	(25,797)

(1,051,916)

Net change in unrealized appreciation (depreciation) on:
Investments	8,867,232
Foreign currencies	(237,805)
Financial futures contracts	(305,468)
Forward rate agreements	31,821
Swap agreements	(213,468)

8,142,312

Net gain on investment and foreign currency transactions	7,090,396

Net Increase In Net Assets Resulting From Operations	$13,609,802

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended April 30, 2013	Year Ended October 31, 2012
Increase (Decrease) In Net Assets
Operations
Net investment income	$6,519,406	$1,593,061
Net realized loss on investment and foreign currency transactions	(1,051,916)	(211,643)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	8,142,312	2,160,497

Net increase in net assets resulting from operations	13,609,802	3,541,915

Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	(2,590,529)	(511,595)
Class C	(517,638)	(155,703)
Class Q	(16)	(35)
Class Z	(4,650,530)	(1,104,600)

	(7,758,713)	(1,771,933)

Distributions from net realized gains
Class A	—	(7,914)
Class C	—	(10,670)
Class Q	—	(2)
Class Z	—	(73,142)

	—	(91,728)

Fund share transactions (Note 6)
Net proceeds from shares sold	995,306,224	205,702,874
Net asset value of shares issued in reinvestment of dividends and distributions	4,842,663	1,631,105
Cost of shares reacquired	(80,401,972)	(41,620,418)

Net increase in net assets from Fund share transactions	919,746,915	165,713,561

Total increase	925,598,004	167,391,815

Net Assets:
Beginning of period	202,323,174	34,931,359

End of period	$1,127,921,178	$202,323,174

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	77

Notes to Financial Statements

(Unaudited)

Prudential Investment Portfolios 9 (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust currently consists of three funds: Prudential Large-Cap Core Equity Fund, Prudential International Real Estate Fund and Prudential Absolute Return Bond Fund (the “Fund”). These financial statements relate to Prudential Absolute Return Bond Fund, a diversified fund. The financial statements of the Prudential Large-Cap Core Equity Fund and Prudential International Real Estate Fund are not presented herein. The Trust was organized as a business trust in Delaware on September 18, 1998. The Fund commenced investment operations on March 30, 2011.

The Fund’s investment objective is to seek positive returns over the long term, regardless of market conditions.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of the financial statements.

Securities Valuation: The Fund holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has delegated fair valuation responsibilities to Prudential Investments LLC (“PI” or “Manager”) through the adoption of Valuation Procedures for valuation of the Fund’s securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Fund to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available or not representative of the fair value of the securities. A record of the Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Fund’s investments, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following the Portfolio of Investments. The valuation

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methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stocks, exchange-traded funds and financial derivative instruments (including futures contracts and certain options and swap contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Fund’s normal pricing time. These securities are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 of the fair value hierarchy as the adjustment factors are considered as significant other observable inputs to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as they have the ability to be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market, such as corporate bonds, municipal bonds, U.S. Government agencies issues and guaranteed obligations, U.S. Treasury obligations and sovereign issues are usually valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, credit rating, yield spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Prudential Absolute Return Bond Fund	79

Notes to Financial Statements

(Unaudited) continued

Asset-backed and mortgage-related securities are usually valued by approved independent pricing vendors. The pricing vendors provide the prices using their internal pricing models with inputs from deal terms, tranche level attributes, yield curves, prepayment speeds, default rates and broker/dealer quotes. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued using amortized cost method, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as option contracts, foreign currency contracts and swaps agreements, are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, interest rates, exchange rates and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. In the event there are unobservable inputs used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

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Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long term securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the period. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions. Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade and settlement date on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on financial futures transactions. Financial futures contracts involve elements of risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

The Fund invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value

Prudential Absolute Return Bond Fund	81

Notes to Financial Statements

(Unaudited) continued

caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Forward Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate between two parties. The Fund enters into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current forward exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on foreign currencies. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain or loss, if any, is included in net realized gain (loss) on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. Such credit risk may be mitigated by entering into a master netting arrangement between the Fund and the counterparty which may permit the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there are no assurances that such mitigating factors are easily enforceable.

Forward Rate Agreements: Forward rate agreements represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount on a fixed future date. The Fund entered into forward rate agreements to gain yield exposure based on anticipated market conditions at the specified termination date of the agreement.

Options: The Fund purchased and wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest

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rates with respect to securities which the Fund currently owns or intends to purchase. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on options written. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Over-the-counter options involve the risk of the potential inability of the counterparties to meet the terms of their contracts.

With exchange-traded futures and options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and options and guarantees the futures and options contracts against default.

Swap Agreements: The Fund entered into credit default, interest rate swap and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the over-the-counter market and may be executed either directly with counterparty (“OTC Traded”) or through a central clearing facility, such as a registered commodities exchange (“Exchange Traded”). Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Payments received or paid by the Fund are recorded as realized gains or losses upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the statements of assets and liabilities. Swap agreements outstanding at period end, if any, are listed on the Portfolio of Investments.

Credit Default Swaps: Credit default swaps involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for

Prudential Absolute Return Bond Fund	83

Notes to Financial Statements

(Unaudited) continued

the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity, typically corporate issues or sovereign issues of an emerging country, on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives. The Fund entered into credit default swaps to provide a measure of protection against defaults of the issuers. The Fund’s maximum risk of loss from counterparty credit risk for purchased credit default swaps is the inability of the counterparty to honor the contract up to the notional value based on credit event. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there are no assurances that such mitigating factors are easily enforceable.

As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection an agreed upon payment throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively increase investment risk to its portfolio because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund as a seller of protection could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. These potential amounts will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Portfolio of Investments, if applicable, and serve as an indicator of the current status

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of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credits spreads and increasing market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments and to increase exposure to prevailing market rates by receiving floating rate payments using interest rate swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life. Such credit risk may be mitigated by entering into a master netting arrangement between the Fund and the counterparty which may permit the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there are no assurances that such mitigating factors are easily enforceable.

Currency Swaps: The Fund entered into currency swap agreements primarily to gain yield exposure on foreign bonds. Currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates.

The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

Prudential Absolute Return Bond Fund	85

Notes to Financial Statements

(Unaudited) continued

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates. In connection with these agreements, securities in the portfolio may be identified as collateral or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and serve as recourse in the event of default or bankruptcy/insolvency of either party. Such over-the-counter derivative agreements include conditions which when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of April 30, 2013, the Fund has not met conditions under such agreements, which give the counterparty the right to call for an early termination.

Forward currency contracts, forward rate agreements, financial futures contracts and swaps involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Concentration of Risk: The ability of issuers of debt securities (other than those issued or guaranteed by the U.S. Government) held by the Fund to meet their obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Restricted and Illiquid Securities: The Fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were

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freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Fund. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management, that may differ from actual.

Net investment income or loss (other than distribution fees which are charged directly to the respective class), and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund declares dividends of net investment income daily and payment is made monthly. Distributions of net realized capital and currency gains, if any, are made annually. Dividends and distributions are recorded on the ex-dividend date. Dividends and distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. Permanent book/tax differences relating to income and gains are reclassified amongst distribution in excess of net investment income, accumulated net realized gain or loss and paid-in-capital in excess of par, as appropriate.

Taxes: For federal income tax purposes it is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign interest are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those amounts.

Prudential Absolute Return Bond Fund	87

Notes to Financial Statements

(Unaudited) continued

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .80% of the average daily net assets.

Effective March 1, 2013 PI has contractually agreed to limit net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary and certain other expenses such as taxes, interest and brokerage commissions) of each class of shares to .90% of the Fund’s average daily net assets until February 28, 2014. Prior to this agreement, PI contractually agreed to limit net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary and certain other expenses such as taxes, interest and brokerage commissions) of each class of shares to .85% of the Fund’s average daily net assets.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) who acts as the distributor of the Class A, Class C, Class Q and Class Z shares. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Q and Class Z shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30% and 1% of the average daily net assets of the Class A and C shares, respectively. For the six months ended April 30, 2013, PIMS has contractually agreed to limit such expenses to .25% of the average daily net assets of the Class A shares.

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PIMS has advised the Fund that it received $477,700 in front-end sales charges resulting from sales of Class A shares during the six months ended April 30, 2013. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs. PIMS has advised the Fund that for the six months ended April 30, 2013, it received $6,500 and $8,604, in contingent deferred sales charges imposed upon certain redemptions by Class A and Class C shareholders.

PI and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments and U.S. government securities, for the six months ended April 30, 2013, were $1,290,622,119 and $396,865,528, respectively.

Transactions in options written during the six months ended April 30, 2013, were as follows:

	Notional Amount	Premiums Received
Options outstanding at October 31, 2012	$—	$—
Options written	13,438,000	47,468
Options terminated in closing purchase transactions	(13,438,000)	(47,468)
Options expired	—	—

Options outstanding at April 30, 2013	$—	$—

Prudential Absolute Return Bond Fund	89

Notes to Financial Statements

(Unaudited) continued

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2013 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$1,153,315,104	$12,368,988	$(3,448,763)	$8,920,225

The difference between book basis and tax basis is primarily attributable to deferred losses on wash sales and difference in the treatment of amortization of premiums as of the most recent fiscal year end.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class C, Class Q and Class Z shares. Class A shares are sold with a front-end sales charge of up to 4.50%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%. The Class A CDSC is waived for purchases by certain retirement and/or benefit plans. Class C shares are sold with a contingent deferred sales charge of 1% on shares redeemed during the first 12 months after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Q and Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest. For the six months ended April 30, 2013, no such exchanges were made.

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At April 30, 2013, Prudential Financial, Inc. through its affiliates owned 106 Class A shares, 105 Class C shares, 107 Class Q shares and 107 Class Z shares of the Fund.

The Trust has authorized an unlimited number of shares of beneficial interest at $.001 par value.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended April 30, 2013:
Shares sold	24,483,312	$244,010,895
Shares issued in reinvestment of dividends	216,260	2,156,252
Shares reacquired	(1,504,005)	(14,984,126)

Net increase (decrease) in shares outstanding	23,195,567	$231,183,021

Year ended October 31, 2012:
Shares sold	9,518,943	$93,730,024
Shares issued in reinvestment of dividends and distributions	45,961	452,847
Shares reacquired	(641,928)	(6,297,287)

Net increase (decrease) in shares outstanding	8,922,976	$87,885,584

Class C
Six months ended April 30, 2013:
Shares sold	6,809,933	$68,071,476
Shares issued in reinvestment of dividends	40,729	406,941
Shares reacquired	(300,365)	(3,002,793)

Net increase (decrease) in shares outstanding	6,550,297	$65,475,624

Year ended October 31, 2012:
Shares sold	2,600,357	$25,728,166
Shares issued in reinvestment of dividends and distributions	14,607	143,179
Shares reacquired	(140,273)	(1,374,474)

Net increase (decrease) in shares outstanding	2,474,691	$24,496,871

Class Q
Six months ended April 30, 2013:
Shares issued in reinvestment of dividends	1.7	$17

Net increase (decrease) in shares outstanding	1.7	$17

Year ended October 31, 2012:
Shares issued in reinvestment of dividends and distributions	3.8	$37

Net increase (decrease) in shares outstanding	3.8	$37

Prudential Absolute Return Bond Fund	91

Notes to Financial Statements

(Unaudited) continued

Class Z	Shares	Amount
Six months ended April 30, 2013:
Shares sold	68,242,138	$683,223,853
Shares issued in reinvestment of dividends	227,641	2,279,453
Shares reacquired	(6,231,679)	(62,415,053)

Net increase (decrease) in shares outstanding	62,238,100	$623,088,253

Year ended October 31, 2012:
Shares sold	8,697,989	$86,244,684
Shares issued in reinvestment of dividends and distributions	105,876	1,035,042
Shares reacquired	(3,424,051)	(33,948,657)

Net increase (decrease) in shares outstanding	5,379,814	$53,331,069

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period November 15, 2012 through November 14, 2013. The Funds pay an annualized commitment fee of 0.08% on the unused portion of the SCA. Prior to November 15, 2012, the Funds had another Syndicated Credit Agreement with substantially similar terms. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund did not utilize the SCA during the six months ended April 30, 2013.

Note 8. New Accounting Pronouncement

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 regarding “Disclosures about Offsetting Assets and Liabilities”. The amendments, which will be effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, require an entity to disclose information about offsetting and related arrangements for assets and liabilities, financial instruments and derivatives that are either currently offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements. At this time, management is evaluating the implications of ASU No. 2011-11 and its impact on the financial statements has not yet been determined.

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In June 2013, the FASB issued guidance that creates a two-tiered approach to assess whether an entity is an investment company. The guidance will also require an investment company to measure noncontrolling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013 and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Fund’s financial statement disclosures.

Prudential Absolute Return Bond Fund	93

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended April 30, 2013		Year Ended October 31, 2012	March 30, 2011(e) through October 31, 2011
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$9.92		$9.72	$10.00
Income (loss) from investment operations:
Net investment income	.11		.22	.18
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.12		.30	(.31)
Total from investment operations	.23		.52	(.13)
Less Dividends and Distributions:
Dividends from net investment income	(.14)		(.30)	(.15)
Distributions from net realized gains	-		(.02)	-
Total dividends and distributions	(.14)		(.32)	(.15)
Net asset value, end of period	$10.01		$9.92	$9.72
Total Return(b):	2.33%		5.49%	(1.27)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$324,415		$91,250	$2,709
Average net assets (000)	$188,938		$18,023	$2,240
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees(d)	1.12%	(f)(g)	1.11% (f)	1.30%	(f)(g)
Net investment income	2.31%	(f)(g)	2.53% (f)	2.90%	(f)(g)
Portfolio turnover rate	75%	(h)	152%	112%	(h)

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for period less than a full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily net assets of the Class A shares.

(e) Commencement of operations.

(f) Net of expense waiver/reimbursement. If the investment manager had not waived/reimbursed expenses, the expense ratios including distribution and service (12b-1) fees and net investment income ratios would have been 1.16% and 2.27%, respectively, for the six months ended April 30, 2013, 1.49% and 2.16%, respectively, for the year ended October 31, 2012 and 2.65% and 1.55%, respectively, for the period ended October 31, 2011.

(g) Annualized.

(h) Not annualized.

See Notes to Financial Statements.

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Class C Shares
	Six Months Ended April 30, 2013		Year Ended October 31, 2012	March 30, 2011(d) through October 31, 2011
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$9.94		$9.73	$10.00
Income (loss) from investment operations:
Net investment income	.07		.16	.13
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.13		.29	(.30)
Total from investment operations	.20		.45	(.17)
Less Dividends and Distributions:
Dividends from net investment income	(.10)		(.22)	(.10)
Distributions from net realized gains	-		(.02)	-
Total dividends and distributions	(.10)		(.24)	(.10)
Net asset value, end of period	$10.04		$9.94	$9.73
Total Return(b):	2.04%		4.78%	(1.74)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$94,749		$28,708	$4,030
Average net assets (000)	$52,452		$7,066	$2,254
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.87%	(e)(f)	1.88% (e)	2.05%	(e)(f)
Net investment income	1.54%	(e)(f)	1.86% (e)	2.17%	(e)(f)
Portfolio turnover rate	75%	(g)	152%	112%	(g)

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for period less than a full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Commencement of operations.

(e) Net of expense waiver/reimbursement. If the investment manager had not waived/reimbursed expenses, the expense ratios including distribution and service (12b-1) fees and net investment income ratios would have been 1.90% and 1.51%, respectively, for the six months ended April 30, 2013, 2.39% and 1.34%, respectively, for the year ended October 31, 2012 and 3.39% and .83%, respectively, for the period ended October 31, 2011.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	95

Financial Highlights

(Unaudited) continued

Class Q Shares
	Six Months Ended April 30, 2013		Year Ended October 31, 2012	March 30, 2011(d) through October 31, 2011
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$9.94		$9.73	$10.00
Income (loss) from investment operations:
Net investment income	.14		.30	.16
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.11		.26	(.27)
Total from investment operations	.25		.56	(.11)
Less Dividends and Distributions:
Dividends from net investment income	(.16)		(.33)	(.16)
Distributions from net realized gains	-		(.02)	-
Total dividends and distributions	(.16)		(.35)	(.16)
Net asset value, end of period	$10.03		$9.94	$9.73
Total Return(b):	2.49%		5.99%	(1.09)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1		$1	$1
Average net assets (000)	$1		$1	$1
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	.80%	(e)(f)	.89% (e)	1.05%	(e)(f)
Net investment income	2.76%	(e)(f)	3.11% (e)	2.74%	(e)(f)
Portfolio turnover rate	75%	(g)	152%	112%	(g)

(a) Calculated based on average shares outstanding during the period.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Commencement of operations.

(e) Net of expense waiver/reimbursement. If the investment manager had not waived/reimbursed expenses, the expense ratios including distribution and service (12b-1) fees and net investment income ratios would have been 1.03% and 2.53%, respectively, for the six months ended April 30, 2013, 1.54% and 2.46%, respectively, for the year ended October 31, 2012 and 2.45% and 1.34%, respectively, for the period ended October 31, 2011.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

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Class Z Shares
	Six Months Ended April 30, 2013		Year Ended October 31, 2012	March 30, 2011(d) through October 31, 2011
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$9.95		$9.74	$10.00
Income (loss) from investment operations:
Net investment income	.12		.27	.16
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.13		.28	(.27)
Total from investment operations	.25		.55	(.11)
Less Dividends and Distributions:
Dividends from net investment income	(.15)		(.32)	(.15)
Distributions from net realized gains	-		(.02)	-
Total dividends and distributions	(.15)		(.34)	(.15)
Net asset value, end of period	$10.05		$9.95	$9.74
Total Return(b):	2.56%		5.81%	(1.14)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$708,756		$82,364	$28,192
Average net assets (000)	$312,905		$34,383	$27,018
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	.87%	(e)(f)	.89% (e)	1.05%	(e)(f)
Net investment income	2.55%	(e)(f)	2.92% (e)	2.70%	(e)(f)
Portfolio turnover rate	75%	(g)	152%	112%	(g)

(a) Calculated based on average shares outstanding during the period.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for period less than a full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Commencement of operations.

(e) Net of expense waiver/reimbursement. If the investment manager had not waived/reimbursed expenses, the expense ratios including distribution and service (12b-1) fees and net investment income ratios would have been .90% and 2.52%, respectively, for the six months ended April 30, 2013, 1.50% and 2.31%, respectively, for the year ended October 31, 2012 and 2.48% and 1.26%, respectively, for the period ended October 30, 2011.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	97

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Stuart S. Parker • Richard A. Redeker • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Bruce Karpati, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Investment Management, Inc.	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential Absolute Return Bond Fund, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL ABSOLUTE RETURN BOND FUND

SHARE CLASS	A	C	Q	Z
NASDAQ	PADAX	PADCX	PADQX	PADZX
CUSIP	74441J852	74441J845	74441J837	74441J829

MF213E2    0246246-00001-00

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2)    Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)    Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 9

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	June 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	June 20, 2013

By:	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date:	June 20, 2013